Document and Entity Information	6 Months Ended
Jun. 24, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Horizon Lines, Inc.
Entity Central Index Key	0001302707
Document Type	S-4/A
Document Period End Date	Jun 24, 2012
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Filer Category	Non-accelerated Filer

Unaudited Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010
Current assets:
Cash	$ 19,732	$ 21,147	$ 2,751
Accounts receivable, net of allowance of $5,116 and $6,416 at June 24, 2012 and December 25, 2011, respectively	116,633	105,949	94,181
Materials and supplies	27,919	28,091	24,332
Deferred tax asset	5,128	10,608	2,757
Assets of discontinued operations	8,115	12,975	56,773
Other current assets	7,604	7,196	6,435
Total current assets	185,131	185,966	187,229
Property and equipment, net	160,082	167,145	179,997
Goodwill	198,793	198,793	314,149
Intangible assets, net	55,335	69,942	80,824
Other long-term assets	19,038	17,963	23,577
Total assets	618,379	639,809	785,776
Current liabilities
Accounts payable	46,041	31,683	39,509
Current portion of long-term debt, including capital lease	5,733	6,107	508,793
Accrued vessel rent	9,277	13,652	3,697
Liabilities of discontinued operations	7,791	45,313	15,381
Other accrued liabilities	81,693	97,097	100,721
Total current liabilities	150,535	193,852	668,101
Long-term debt, including capital lease, net of current portion	425,244	509,741	7,530
Deferred rent	11,317	13,553	18,026
Deferred tax liability	5,488	10,702	4,457
Liabilities of discontinued operations	793	51,293	338
Other long-term liabilities	24,216	26,654	47,532
Total liabilities	617,593	805,795	745,984
Commitments and contingencies
Stockholders' equity (deficiency)
Preferred stock, $.01 par value, 30,500 shares authorized, no shares issued or outstanding
Common stock, $.01 par value, 100,000 shares authorized,32,087 shares issued and outstanding as of June 24, 2012 and 2,421 shares issued and 2,269 shares outstanding as of December 25, 2011 and 1,382 shares issued and 1,230 shares outstanding at December 26, 2010	931	605	345
Treasury stock, 152 shares at cost as of December 25, 2011		(78,538)	(78,538)
Additional paid in capital	378,687	213,135	193,266
Accumulated deficit	(381,840)	(303,260)	(73,843)
Accumulated other comprehensive income	3,008	2,072	(1,438)
Total stockholders' equity (deficiency)	786	(165,986)	39,792
Total liabilities and stockholders' equity (deficiency)	$ 618,379	$ 639,809	$ 785,776

Unaudited Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010
Unaudited Condensed Consolidated Balance Sheets [Abstract]
Allowance on accounts receivable	$ 5,116	$ 6,416	$ 6,760
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	30,500	30,500	30,500
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000	100,000	100,000
Common stock, shares issued	32,087	2,421	1,382
Common stock, shares outstanding	32,087	2,269	1,230
Treasury stock, at cost		152	152

Unaudited Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Unaudited Condensed Consolidated Statements of Operations [Abstract]
Operating revenue	$ 270,939	$ 253,731	$ 534,294	$ 494,451	$ 1,026,164	$ 1,000,055	$ 979,352
Operating expense:
Cost of services (excluding depreciation expense)	236,894	215,309	470,694	427,038	870,029	820,460	778,482
Depreciation and amortization	10,397	10,947	20,797	21,824	42,883	43,563	43,502
Amortization of vessel dry-docking	2,622	4,070	6,635	8,138	15,376	15,014	13,686
Selling, general and administrative	19,529	19,842	41,042	43,677	82,125	79,930	95,766
Impairment charge for 2010					115,356	2,919
Legal settlements		(18,202)		(18,202)	(5,483)	32,270	20,000
Impairment charge	257	2,818	257	2,818	2,997	2,655	1,867
Restructuring charge	14,100				119,300	1,843	747
Miscellaneous expense (income), net	233	(46)	(77)	397	737	(574)	876
Total operating expense	269,932	234,738	539,348	485,690	1,124,020	995,161	954,926
Operating income (loss)	1,007	18,993	(5,054)	8,761	(97,856)	4,894	24,426
Other expense:
Interest expense, net	17,491	12,910	35,230	23,626	55,677	40,117	38,036
Loss on conversion/modification of debt	47,403	889	36,421	630	(16,017)		50
Gain on change in value of debt conversion features	(32,800)		(19,130)		(84,480)
Other expense, net	4	8	18	22	32	27	18
(Loss) income from continuing operations before income tax expense	(31,091)	5,186	(57,593)	(15,517)	(53,068)	(35,250)	(13,678)
Income tax expense	49	681	346	196	126	324	10,573
Net (loss) income from continuing operations	(31,140)	4,505	(57,939)	(15,713)	(53,194)	(35,574)	(24,251)
Net loss from discontinued operations	(14,934)	(9,921)	(20,641)	(23,774)	(176,223)	(22,395)	(7,021)
Net loss	$ (46,074)	$ (5,416)	$ (78,580)	$ (39,487)	$ (229,417)	$ (57,969)	$ (31,272)
Basic net (loss) income per share:
Continuing operations	$ (1.55)	$ 3.63	$ (5)	$ (12.68)	$ (36.33)	$ (29.01)	$ (20.06)
Discontinued operations	$ (0.75)	$ (7.99)	$ (1.78)	$ (19.19)	$ (120.37)	$ (18.27)	$ (5.81)
Basic net loss per share	$ (2.3)	$ (4.36)	$ (6.78)	$ (31.87)	$ (156.7)	$ (47.28)	$ (25.87)
Diluted net (loss) income per share:
Continuing operations	$ (1.55)	$ 3.63	$ (5)	$ (12.68)	$ (36.33)	$ (29.01)	$ (20.06)
Discontinued operations	$ (0.75)	$ (7.99)	$ (1.78)	$ (19.19)	$ (120.37)	$ (18.27)	$ (5.81)
Diluted net (loss) income per share	$ (2.3)	$ (4.36)	$ (6.78)	$ (31.87)	$ (156.7)	$ (47.28)	$ (25.87)
Basic and diluted net loss per share:
Continuing operations	$ (1.55)	$ 3.63	$ (5)	$ (12.68)	$ (36.33)	$ (29.01)	$ (20.06)
Discontinued operations	$ (0.75)	$ (7.99)	$ (1.78)	$ (19.19)	$ (120.37)	$ (18.27)	$ (5.81)
Basic and diluted net loss per share	$ (2.3)	$ (4.36)	$ (6.78)	$ (31.87)	$ (156.7)	$ (47.28)	$ (25.87)
Number of weighted average shares used in calculations:
Basic	20,068	1,241	11,595	1,239	1,464	1,226	1,209
Diluted	20,068	1,241	11,595	1,239	1,464	1,226	1,209
Cash dividends declared per share						$ 5	$ 11

Unaudited Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Unaudited Condensed Consolidated Statements of Comprehensive Loss [Abstract]
Net loss	$ (46,074)	$ (5,416)	$ (78,580)	$ (39,487)	$ (229,417)	$ (57,969)	$ (31,272)
Other comprehensive income:
Unrecognized actuarial gains (losses), net of tax					1,241	(1,442)	4,475
Unwind of interest rate swap	339		679		339
Amortization of pension and post-retirement benefit transition obligation, net of tax	129	118	257	236	472	414	447
Change in fair value of interest rate swap, net of tax		20		474	1,458	1,141	229
Other comprehensive income	468	138	936	710	3,510	113	5,151
Comprehensive loss	$ (45,606)	$ (5,278)	$ (77,644)	$ (38,777)	$ (225,907)	$ (57,856)	$ (26,121)

Unaudited Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Cash flows from operating activities:
Net loss from continuing operations	$ (57,939)	$ (15,713)	$ (53,194)	$ (35,574)	$ (24,251)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	10,672	11,663	22,566	22,865	23,196
Amortization of other intangible assets	10,125	10,161	20,317	20,698	20,306
Amortization of vessel dry-docking	6,635	8,138	15,376	15,014	13,686
Impairment charge for 2010			115,356	2,919
Amortization of deferred financing costs	1,404	2,018	3,955	3,412	2,947
Loss on conversion/modification of debt	36,421	630	(16,017)		50
Impairment charge	257	2,818	2,997	2,655	1,867
Restructuring charge			119,300	1,843	747
Legal settlements		(18,202)	(5,483)	32,270	20,000
Gain on change in value of debt conversion features	(19,130)		(84,480)
Deferred income taxes	266	2,026	162	148	10,617
Gain on sale of interest in joint venture				(724)
Gain on equipment disposals	(213)	(368)	(935)	(47)	(225)
Stock-based compensation	258	364	677	2,122	3,096
Payment-in-kind interest expense	9,396
Accretion of interest on convertible notes	3,931	5,764	11,972	11,060	10,011
Accretion of interest on legal settlements	1,121	284	810
Changes in operating assets and liabilities:
Accounts receivable	(10,764)	(21,449)	(11,417)	1,236	15,556
Materials and supplies	94	(3,772)	(4,084)	(44)	(4,487)
Other current assets	(407)	(2,933)	3,148	(1,164)	1,279
Accounts payable	14,358	(10,973)	(7,826)	1,538	(1,885)
Accrued liabilities	(3,268)	(2,844)	(6,274)	6,210	(1,461)
Vessel rent	(6,612)	(2,237)	5,482	(5,199)	(4,874)
Vessel dry-docking payments	(9,336)	(6,839)	(12,547)	(19,110)	(14,696)
Legal settlement payments	(1,500)	(1,884)	(8,518)	(5,000)	(5,000)
Other assets/liabilities	32	(837)	(3,495)	(768)	(3,488)
Net cash used in operating activities from continuing operations	(14,199)	(44,185)	(11,452)	53,441	62,991
Net cash used in operating activities from discontinued operations	(19,891)	(20,975)	(50,588)	(17,008)	(5,493)
Cash flows from investing activities:
Purchases of property and equipment	(4,230)	(6,708)	(15,111)	(15,991)	(9,750)
Proceeds from the sale of property and equipment	830	1,402	2,274	454	1,215
Proceeds from the sale of interest in joint venture				1,100
Net cash used in investing activities from continuing operations	(3,400)	(5,306)	(12,837)	(14,437)	(8,535)
Net cash used in investing activities from discontinued operations		(390)	(705)	(545)	(3,278)
Cash flows from financing activities:
Payments on long-term debt	(1,125)	(9,375)	(93,750)	(18,750)	(7,968)
Borrowing under ABL facility	42,500
Borrowing under revolving credit facility		97,500	104,500	108,800	64,000
Payments on revolving credit facility		(9,000)	(204,500)	(108,800)	(84,000)
Proceeds from issuance of First Lien Notes			225,000
Proceeds from issuance of Second Lien Notes			100,000
Payment of financing costs	(4,400)	(6,848)	(35,644)	(75)	(3,492)
Payments on capital lease obligations	(900)	(783)	(1,628)	(124)
Common stock issued under ESPP				111	104
Dividend to stockholders				(6,281)	(13,397)
Net cash provided by (used in) financing activities	36,075	71,494	93,978	(25,119)	(44,753)
Net increase in cash from continuing operations	18,476	22,003	69,689	13,885	9,703
Net decrease in cash from discontinued operations	(19,891)	(21,365)	(51,293)	(17,553)	(8,771)
Net (decrease) increase in cash	(1,415)	638	18,396	(3,668)	932
Cash at beginning of period		2,751	2,751	6,419	5,487
Cash at end of period	19,732	3,389	21,147	2,751	6,419
Supplemental disclosure of non-cash financing activity:
Second lien notes issued to SFL	40,000
Conversion of debt to equity	282,278
Notes issued as payment-in-kind	$ 15,730

Consolidated Statements of Changes in Stockholder's Equity (Deficiency) (USD $) In Thousands, except Share data	Total	Common Stock	Treasury Stock	Additional Paid in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Loss
Beginning balance at Dec. 21, 2008	$ 136,836	$ 338	$ (78,538)	$ 199,644	$ 22,094	$ (6,702)
Beginning balance, shares at Dec. 21, 2008		1,200,000
Vesting of restricted stock	(177)	1		(178)
Vesting of restricted stock, shares		5,000
Dividend to shareholders	(13,397)			(6,701)	(6,696)
Stock-based compensation	3,582			3,582
Stock issued under Employee Stock Purchase Plan	555	2		553
Stock issued under Employee Stock Purchase Plan, shares		7,000
Net loss	(31,272)				(31,272)
Unrecognized actuarial gains, net of tax	4,475					4,475
Fair value of interest rate swap, net of tax	229					229
Amortization of pension and post-retirement benefit transition obligation, net of tax	447					447
Ending balance at Dec. 20, 2009	101,278	341	(78,538)	196,900	(15,874)	(1,551)
Ending balance, shares at Dec. 20, 2009		1,212,000
Vesting of restricted stock	(1)	2		(3)
Vesting of restricted stock, shares		8,000
Dividend to shareholders	(6,448)			(6,448)
Stock-based compensation	2,122			2,122
Stock issued under Employee Stock Purchase Plan	697	2		695
Stock issued under Employee Stock Purchase Plan, shares		10,000
Net loss	(57,969)				(57,969)
Unrecognized actuarial gains, net of tax	(1,442)					(1,442)
Fair value of interest rate swap, net of tax	1,141					1,141
Amortization of pension and post-retirement benefit transition obligation, net of tax	414					414
Ending balance at Dec. 26, 2010	39,792	345	(78,538)	193,266	(73,843)	(1,438)
Ending balance, shares at Dec. 26, 2010		1,230,000
Vesting of restricted stock	(26)			(26)
Vesting of restricted stock, shares		1,000
Stock-based compensation	677			677
Stock issued under Employee Stock Purchase Plan	182	1		181
Stock issued under Employee Stock Purchase Plan, shares		6,000
Stock issued as part of recapitalization plan	19,296	252		19,044
Stock issued as part of recapitalization plan, shares		1,003,000
Conversion of warrants to stock		7		(7)
Conversion of warrants to stock, shares		29,000
Net loss	(229,417)				(229,417)
Unrecognized actuarial gains, net of tax	1,241					1,241
Fair value of interest rate swap, net of tax	1,458					1,458
Unwind of interest rate swap	339					339
Amortization of pension and post-retirement benefit transition obligation, net of tax	472					472
Ending balance at Dec. 25, 2011	(165,986)	605	(78,538)	213,135	(303,260)	2,072
Ending balance, shares at Dec. 25, 2011		2,269,000
Beginning balance at Dec. 26, 2011
Vesting of restricted stock	51			51
Vesting of restricted stock, shares		10
Stock-based compensation	235			235
Stock issued as part of conversion of debt	75,769	326		75,443
Stock issued as part of conversion of debt, shares		29,796
Warrants issued as part of conversion of debt	124,423			124,423
Warrants issued to SFL	43,938			43,938
Conversion of warrants to stock, shares		12
Retirement of treasury shares			78,538	(78,538)
Net loss	(78,580)				(78,580)
Unwind of interest rate swap	679					679
Amortization of pension and post-retirement benefit transition obligation, net of tax	257					257
Ending balance at Jun. 24, 2012	$ 786	$ 931		$ 378,687	$ (381,840)	$ 3,008
Ending balance, shares at Jun. 24, 2012		32,087

Organization	6 Months Ended
Jun. 24, 2012
Organization and Significant Accounting Policies [Abstract]
Organization
1.	Organization

Horizon Lines, Inc. (the “Company”) operates as a holding company for Horizon Lines, LLC (“Horizon Lines”), a Delaware limited liability company and wholly-owned subsidiary, Horizon Logistics, LLC (“Horizon Logistics”), a Delaware limited liability company and wholly-owned subsidiary, Horizon Lines of Puerto Rico, Inc. (“HLPR”), a Delaware corporation and wholly-owned subsidiary, and Hawaii Stevedores, Inc. (“HSI”), a Hawaii corporation and wholly owned subsidiary. Horizon Lines operates as a Jones Act container shipping business with primary service to ports within the continental United States, Puerto Rico, Alaska, and Hawaii. Under the Jones Act, all vessels transporting cargo between covered locations must, subject to limited exceptions, be built in the U.S., registered under the U.S. flag, manned by predominantly U.S. crews, and owned and operated by U.S.-organized companies that are controlled and 75% owned by U.S. citizens. Horizon Lines also offers terminal services. HLPR operates as an agent for Horizon Lines in Puerto Rico and also provides terminal services in Puerto Rico.

Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Basis of Presentation [Abstract]
Basis of Presentation
2.	Basis of Presentation

The condensed consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany items have been eliminated in consolidation. Certain prior period balances have been reclassified to conform to current period presentation.

The Company has corrected an immaterial error in classification by including its $41.3 million principal and interest obligation as of June 24, 2012 under the Second Lien Notes issued to SFL, and the related deferred income taxes, as part of continuing operations in the Unaudited Condensed Consolidated Balance Sheet as of June 24, 2012. The Company has also corrected an immaterial error in classification by including $1.3 million of interest expense associated with the Second Lien Notes issued to SFL within net loss from continuing operations on the Unaudited Condensed Statements of Operations for the quarter and six months ended June 24, 2012.

The Unaudited Condensed Consolidated Statement of Cash Flows for the six months ended June 24, 2012 has been modified to disclose certain noncash transactions.

The Company has also included its Unaudited Consolidated Statement of Changes in Stockholders’ Equity (Deficiency) in order to more concisely disclose the impacts to shareholders’ equity during the six months ended June 24, 2012 as a result of the conversions of debt to equity and the issuance of warrants.

At a special meeting of the Company’s stockholders held on December 2, 2011, the Company’s stockholders approved an amendment to the Company’s certificate of incorporation effecting a reverse stock split. On December 7, 2011, the Company filed its restated certificate of incorporation to, among other things, effect the 1-for-25 reverse stock split. In connection with the reverse stock split, stockholders received one share of common stock for every 25 shares of common stock held at the effective time. The reverse stock split reduced the number of shares of outstanding common stock from 56.7 million to 2.3 million. Unless otherwise noted, all share-related amounts herein reflect the reverse stock split. In addition, proportional adjustments were made to the number of shares issuable upon the vesting of restricted shares and the exercise of outstanding options to purchase shares of common stock and the per share exercise price of those options.

During the third quarter of 2011, the Company began a review of strategic alternatives for its Five Star Express (“FSX”) service. As a result of several factors, including: 1) the projected continuation of volatile trans-Pacific freight rates, 2) high fuel prices, and 3) significant operating losses, the Company decided to discontinue its FSX service. On October 21, 2011, the Company finalized a decision to terminate the FSX service, and ceased all operations related to the FSX service during the fourth quarter of 2011. The entire component comprising the FSX service has been discontinued. Accordingly, there will not be any significant future cash flows related to these operations. As a result, the FSX service has been classified as discontinued operations in all periods presented.

During 2011, the entire component comprising the third-party logistics operations was discontinued. As part of the divestiture, the Company transitioned some of the operations and personnel to other logistics providers. There will not be any significant future cash flows related to these operations. In addition, the Company does not have any significant continuing involvement in the divested logistics operations. As a result, the logistics operations have been classified as discontinued operations in all periods presented.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X, and accordingly, certain financial information has been condensed and certain footnote disclosures have been omitted. Such information and disclosures are normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). These financial statements should be read in conjunction with the consolidated financial statements and footnotes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 25, 2011. The Company uses a 52 or 53 week (every sixth or seventh year) fiscal year that ends on the Sunday before the last Friday in December.

The financial statements as of June 24, 2012 and the financial statements for the quarters and six months ended June 24, 2012 and June 26, 2011 are unaudited; however, in the opinion of management, such statements include all adjustments necessary for the fair presentation of the financial information included herein, which are of a normal recurring nature. The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions and to use judgment that affects the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates. Results of operations for interim periods are not necessarily indicative of results for the full year.

The Company and each of its subsidiaries, other than Horizon Lines, LLC, fully and unconditionally guarantees the 11.00% First Lien Senior Secured Notes due 2016 and 13.00%-15.00% Second Lien Senior Secured Notes due 2016 in each case issued by Horizon Lines, LLC. See Note 3 for additional information. All of the Company’s subsidiaries are wholly-owned.

1.	Basis of Presentation and Operations

Horizon Lines, Inc. (the “Company”) operates as a holding company for Horizon Lines, LLC (“Horizon Lines”), a Delaware limited liability company and wholly-owned subsidiary, Horizon Logistics, LLC (“Horizon Logistics”), a Delaware limited liability company and wholly-owned subsidiary, Horizon Lines of Puerto Rico, Inc. (“HLPR”), a Delaware corporation and wholly-owned subsidiary, and Hawaii Stevedores, Inc. (“HSI”), a Hawaii corporation. Horizon Lines operates as a Jones Act container shipping business with primary service to ports within the continental United States, Puerto Rico, Alaska, and Hawaii. Under the Jones Act, all vessels transporting cargo between covered locations must, subject to limited exceptions, be built in the U.S., registered under the U.S. flag, manned by predominantly U.S. crews, and owned and operated by U.S.-organized companies that are controlled and 75% owned by U.S. citizens. Horizon Lines also offers terminal services. HLPR operates as an agent for Horizon Lines in Puerto Rico and also provides terminal services in Puerto Rico.

The accompanying consolidated financial statements include the consolidated accounts of the Company and its majority owned subsidiaries and the related consolidated statements of operations, comprehensive loss, changes in stockholders’ equity (deficiency) and cash flows. All significant intercompany accounts and transactions have been eliminated. Certain prior period balances have been reclassified to conform to current period presentation.

At a special meeting of the Company’s stockholders held on December 2, 2011, the Company’s stockholders approved an amendment to the Company’s certificate of incorporation effecting a reverse stock split. On December 7, 2011, the Company filed its restated certificate of incorporation to, among other things, effect the 1-for-25 reverse stock split. In connection with the reverse stock split, stockholders received one share of common stock for every 25 shares of common stock held at the effective time. The reverse stock split reduced the number of shares of outstanding common stock from 56.7 million to 2.3 million. Unless otherwise noted, all share-related amounts herein reflect the reverse stock split. In addition, proportional adjustments were made to the number of shares issuable upon the vesting of restricted shares and the exercise of outstanding options to purchase shares of common stock and the per share exercise price of those options.

During the third quarter of 2011, the Company began a review of strategic alternatives for its FSX service. As a result of several factors, including: 1) the projected continuation of volatile trans-Pacific freight rates, 2) high fuel prices, and 3) operating losses, the Company decided to discontinue its FSX service. On October 21, 2011, the Company finalized a decision to terminate the FSX service, and ceased all operations related to the FSX service during the fourth quarter of 2011. The entire component comprising the FSX service has been discontinued. As such, there will not be any significant future cash flows related to these operations. As a result, the FSX service has been classified as discontinued operations in all periods presented.

During 2011, the entire component comprising the third-party logistics operations was discontinued and former logistics customers are no longer customers of the Company. As part of the divestiture, the Company transitioned some of the operations and personnel to other logistics providers. There will not be any significant future cash flows related to these operations. In addition, the Company does not have any significant continuing involvement in the divested logistics operations. As a result, the logistics operations have been classified as discontinued operations in all periods presented.

Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Long-Term Debt [Abstract]
Long-term Debt
3.	Long-Term Debt

As of the dates below, long-term debt consisted of the following (in thousands):

	June 24, 2012	December 25, 2011

First lien senior secured notes	$226,767	$228,228
Second lien senior secured notes	149,439	96,781
ABL facility	42,500	—
Capital lease obligations	6,617	7,530
6.0% convertible senior secured notes	3,410	181,098
4.25% convertible notes	2,244	2,211

Total long-term debt	430,977	515,848
Less current portion	(5,733)	(6,107)

Long-term debt, net of current portion	$425,244	$509,741

First Lien Notes

The 11.00% First Lien Senior Secured Notes (the “First Lien Notes”) were issued pursuant to an indenture on October 5, 2011. The First Lien Notes bear interest at a rate of 11.0% per annum, payable semiannually, beginning on April 15, 2012 and mature on October 15, 2016. The First Lien Notes are callable by the Company at 101.5% of their aggregate principal amount, plus accrued and unpaid interest in the first year after their issuance and at par plus accrued and unpaid interest thereafter. The Company is obligated to make mandatory prepayments of 1%, on an annual basis, of the original principal amount. These prepayments are payable on a semiannual basis and commenced on April 15, 2012. The First Lien Notes are fully and unconditionally guaranteed by all of the Company’s subsidiaries (collectively, the “Notes Guarantors”).

The First Lien Notes are secured by a first priority lien on all Secured Notes Priority Collateral and a second priority lien on all ABL Priority Collateral (each as defined below). The First Lien Notes contain affirmative and negative covenants which are typical for senior secured high-yield notes with no financial maintenance covenants. The First Lien Notes contain other covenants, including: change of control put at 101% (subject to a permitted holder exception); limitation on asset sales; limitation on incurrence of indebtedness and preferred stock; limitation on restricted payments; limitation on restricted investments; limitation on liens; limitation on dividends; limitation on affiliate transactions; limitation on sale/leaseback transactions; limitation on guarantees by restricted subsidiaries; and limitation on mergers, consolidations and sales of all/substantially all of the assets of the Company. These covenants are subject to certain exceptions and qualifications. The Company was in compliance with all such applicable covenants as of June 24, 2012.

On October 5, 2011, the fair value of the First Lien Notes was $228.4 million, which reflects the Company’s ability to call the First Lien Notes at 101.5% during the first year and at par thereafter. The original issue premium of $3.4 million is being amortized through interest expense through the maturity of the First Lien Notes.

The Company entered into a registration rights agreement with the purchasers of the First Lien Notes, which was amended on July 13, 2012. The Company is obligated to complete an A/B Exchange Offer as soon as practicable, but in no event later than 400 days after the issuance of the First Lien Notes.

Second Lien Notes

On October 5, 2011, the Company completed the sale of $100.0 million aggregate principal amount of its 13.00%-15.00% Second Lien Senior Secured Notes (the “Second Lien Notes”). The Second Lien Notes are fully and unconditionally guaranteed by the Notes Guarantors.

The Second Lien Notes bear interest at a rate of either: (i) 13% per annum, payable semiannually in cash in arrears; (ii) 14% per annum, 50% of which is payable semiannually in cash in arrears and 50% is payable in kind; or (iii) 15% per annum payable in kind, payable semiannually, beginning on April 15, 2012, and maturing on October 15, 2016. The Second Lien Notes are non-callable for 2 years from the date of their issuance, and thereafter the Second Lien Notes will be callable by the Company at (i) 106% of their aggregate principal amount, plus accrued and unpaid interest thereon in the third year, (ii) 103% of their aggregate principal amount, plus accrued and unpaid interest thereon in the fourth year, and (iii) at par plus accrued and unpaid interest thereafter.

The Second Lien Notes are secured by a second priority lien on all Secured Notes Priority Collateral and a third priority lien on all ABL Priority Collateral (each as defined below). The Second Lien Notes contain affirmative and negative covenants which are typical for senior secured high-yield notes with no financial maintenance covenants. The Second Lien Notes contain other covenants, including: change of control put at 101% (subject to a permitted holder exception); limitation on asset sales; limitation on incurrence of indebtedness and preferred stock; limitation on restricted payments; limitation on restricted investments; limitation on liens; limitation on dividends; limitation on affiliate transactions; limitation on sale/leaseback transactions; limitation on guarantees by restricted subsidiaries; and limitation on mergers, consolidations and sales of all/substantially all of the assets of the Company. These covenants are subject to certain exceptions and qualifications. The Company was in compliance with all such applicable covenants as of June 24, 2012.

On October 5, 2011, the fair value of the Second Lien Notes outstanding on such date was $96.6 million. The original issue discount of $3.4 million is being amortized through interest expense through the maturity of the Second Lien Notes.

The Company entered into a registration rights agreement with the purchasers of the Second Lien Notes, which was amended on July 13, 2012. The Company is obligated to complete an A/B Exchange Offer as soon as practicable, but in no event later than 400 days after the issuance of the Second Lien Notes.

As discussed in Note 5, on April 5, 2012, the Company entered into a Global Termination Agreement with Ship Finance International Limited (“SFL”) whereby the Company issued $40.0 million aggregate principal amount of its Second Lien Notes and warrants to purchase 9,250,000 shares of the Company’s common stock to satisfy its obligations for certain vessel leases. The Second Lien Notes issued to SFL (the “SFL Notes”) have the same terms as the Second Lien Notes issued on October 5, 2011 (the “Initial Notes”), except that they are subordinated to the Initial Notes in the case of a bankruptcy and holders of the SFL Notes, so long as then held by SFL, have the option to purchase the Initial Notes in the event of a bankruptcy. SFL was allowed to join the registration rights agreement referred to above. On April 9, 2012, the fair value of the SFL Notes outstanding on such date approximated face value.

ABL Facility

On October 5, 2011, the Company entered into a $100.0 million asset-based revolving credit facility (the “ABL Facility”) with Wells Fargo Capital Finance, LLC (“Wells Fargo”). Use of the ABL Facility is subject to compliance with a customary borrowing base limitation. The ABL Facility includes an up to $30.0 million letter of credit sub-facility and a swingline sub-facility up to $15.0 million, with Wells Fargo serving as administrative agent and collateral agent. The Company has the option to request increases in the maximum commitment under the ABL Facility by up to $25.0 million in the aggregate; however, such incremental facility increases have not been committed to in advance. The ABL Facility was used on the closing date for the rollover of certain issued and outstanding letters of credit and is used by the Company for working capital and other general corporate purposes.

The ABL Facility matures October 5, 2016 (but 90 days earlier if the First Lien Notes and the Second Lien Notes are not repaid or refinanced as of such date). The interest rate on the ABL Facility is LIBOR or a base rate plus an applicable margin based on leverage and excess availability ranging from (i) 1.25% to 2.75%, in the case of base rate loans and (ii) 2.25% to 3.75%, in the case of LIBOR loans. A fee ranging from 0.375% to 0.50% per annum will accrue on unutilized commitments under the ABL Facility. As of June 24, 2012, borrowings outstanding under the ABL facility totaled $42.5 million and total availability was $17.3 million. The Company had $18.9 million of letters of credit outstanding as of June 24, 2012.

The ABL Facility is secured by (i) a first priority lien on the Company’s interest in accounts receivable, deposit accounts, securities accounts, investment property (other than equity interests of the subsidiaries and joint ventures of the Company) and cash, in each case with certain exceptions and (ii) a fourth priority lien on all or substantially all other assets of the Company securing the First Lien Notes, the Second Lien Notes and the 6.00% Convertible Notes.

The ABL Facility requires compliance with a minimum fixed charge coverage ratio test if excess availability is less than the greater of (i) $12.5 million or (ii) 12.5% of the maximum commitment under the ABL Facility. In addition, the ABL Facility includes certain customary negative covenants that, subject to certain materiality thresholds, baskets and other agreed upon exceptions and qualifications, will limit, among other things, indebtedness, liens, asset sales and other dispositions, mergers, liquidations, dissolutions and other fundamental changes, investments and acquisitions, dividends, distributions on equity or redemptions and repurchases of capital stock, transactions with affiliates, repayments of certain debt, conduct of business and change of control. The ABL Facility also contains certain customary representations and warranties, affirmative covenants and events of default, as well as provisions requiring compliance with applicable citizenship requirements of the Jones Act. The Company was in compliance with all such applicable covenants as of June 24, 2012.

6.00% Convertible Notes

On October 5, 2011, the Company issued $178.8 million in aggregate principal amount of new 6.00% Series A Convertible Senior Secured Notes due 2017 (the “Series A Notes”) and $99.3 million in aggregate principal amount of new 6.00% Series B Mandatorily Convertible Senior Secured Notes (the “Series B Notes” and, together with the Series A Notes, the “6.00% Convertible Notes”). The Series A Notes and the Series B Notes are each fully and unconditionally guaranteed by all of the Notes Guarantors. The 6.00% Convertible Notes were issued pursuant to an indenture, which the Company and the Notes Guarantors entered into with U.S. Bank National Association, as trustee and collateral agent, on October 5, 2011 (the “6.00% Convertible Notes Indenture”).

On January 11, 2012, the Company completed the mandatory debt-to-equity conversion of approximately $49.7 million of the Series B Notes. Approximately $18.5 million of the Series B Notes were converted into 1.0 million shares of common stock with the remainder being converted into warrants exercisable into 1.7 million shares of common stock. As a result of the conversion of a portion of the Series B Notes, the Company recorded a gain on conversion of approximately $11.3 million during the quarter ended March 25, 2012.

On March 27, 2012, the Company announced that it had signed restructuring support agreements with more than 96% of its noteholders to further deleverage its balance sheet in connection with and contingent upon a restructuring of the vessel charter obligations related to the Company’s discontinued FSX service. The restructuring support agreements provided, among other things, that substantially all of the remaining $228.4 million of the Company’s Series A and Series B Notes would be converted into the Company’s stock, or warrants for non-U.S. citizens.

On May 3, 2012, the Company completed the conversion process and converted $175.8 million of Series A Notes and $48.9 million of Series B Notes into equity. In addition, the Company converted $6.1 million of Series A Notes and $1.7 million of Series B Notes issued as payment in kind during the second quarter of 2012 to satisfy the interest obligations associated with the 6.0% Convertible Notes. As a result of the conversion transactions, the Company issued approximately 27.7 million shares of the Company’s common stock and warrants for the purchase of approximately an additional 45.5 million shares of the Company’s common stock to holders of the Series A Notes. In addition, the Company issued approximately 1.0 million shares of the Company’s common stock and warrants for the purchase of approximately an additional 1.7 million shares of the Company’s common stock to holders of the Series B Notes. The conversion price of the warrants is $0.01 per common share. As a result of the conversion of the Series A Notes and Series B Notes, the Company recorded a loss on conversion of approximately $48.5 million during the quarter ended June 24, 2012, which includes the payment of legal and other related fees of $2.6 million.

The remaining $3.7 million face value of the 6.00% Convertible Notes bear interest at a rate of 6.00% per annum, payable semiannually. The Series A Notes mature on April 15, 2017, and are convertible at the option of the holders, and at the Company’s option under certain circumstances, including listing of the Company’s shares of common stock on either the NYSE or NASDAQ markets, beginning on the one-year anniversary of the issuance of the Series A Notes, into shares of the Company’s common stock or warrants, as the case may be.

The remaining Series A Notes are convertible into shares of the Company’s common stock at a conversion rate equal to 402.3272 shares of common stock per $1,000 principal amount of Series A Notes. Beginning on October 5, 2012, the Company will have the option to convert all or any portion of the outstanding Series A Notes, upon not more than 60 days and not less than 20 days prior notice to noteholders; provided that (i) the Company’s common stock is listed on either the NYSE or NASDAQ markets and (ii) the 30 trading day volume weighted average price for the Company’s common stock for the 30-day period ending on the trading day preceding the date of such notice is equal to or greater than $15.75 per share. Holders of the Series A Notes may convert their notes at any time through the maturity date. Upon conversion, foreign holders may, under certain conditions, receive warrants in lieu of shares of common stock.

The Series B Notes are mandatorily convertible into shares of the Company’s common stock at a conversion rate equal to 54.7196 shares of common stock per $1,000 principal amount of Series B Notes, subject to the conditions that the Company’s common stock is listed on the NYSE or NASDAQ markets and that the Company is not in default under its debt obligations. The Series B Notes are mandatorily convertible at the Company’s option into shares of the Company’s common stock or warrants, as the case may be, in two equal installments of $49.7 million each on the three-month and nine-month anniversaries of the consummation of the exchange offer. The remaining Series B Notes will be automatically converted into Series A Notes on the one-year anniversary of the issuance of the 6.00% Convertible Notes if the Company is unable to effect the second mandatory conversion prior to such date.

The conversion rate of the remaining Series A Notes and Series B Notes may be increased in certain circumstances to compensate the holders thereof for the loss of the time value of the conversion right (i) if at any time the Company’s common stock or the common stock into which the new notes may be converted is greater than or equal to $11.25 per share and is not listed on the NYSE or NASDAQ markets or (ii) if a change of control occurs, unless at least 90% of the consideration received or to be received by holders of common stock, excluding cash payments for fractional shares, in connection with the transaction or transactions constituting the change of control, consists of shares of common stock, American Depositary Receipts or American Depositary Shares traded on a national securities exchange in the United States or which will be so traded or quoted when issued or exchanged in connection with such change of control. Upon a change of control, holders will have the right to require the Company to repurchase for cash the outstanding Series A Notes and Series B Notes at 101% of the aggregate principal amount, plus accrued and unpaid interest.

The long-term debt and embedded conversion options associated with the Series A Notes and Series B Notes were recorded on the Company’s balance sheet at their fair value on October 5, 2011. Fair value of the Series A Notes was calculated using a trinomial lattice convertible bond valuation model, which incorporated the terms and conditions of the Series A Notes. One of the inputs to the trinomial lattice model is the bond yield of a hypothetical note identical to the Series A Notes, excluding the conversion features and its related make-whole provisions. The trinomial lattice model produces an estimated fair value based on the assumed changes in prices of the underlying equity over successive periods of time. The Series B Notes were valued using a Monte-Carlo simulation to estimate the probability of conversion. The probability of equity conversion is multiplied by the common stock price as of the valuation date. The estimation of the probability was performed by using a Monte- Carlo simulation in order to estimate a range of simulated future market capitalization over the conversion term. For each equity path, the daily stock price of the Company is considered to follow a Geometric Brownian Motion with a drift equal to the cost of equity. On October 5, 2011, the fair value of the long-term debt portion of the Series A Notes and Series B Notes was $105.6 million and $58.6 million, respectively. The original issue discounts are being amortized through interest expense through the maturity of the Series A and Series B Notes.

On October 5, 2011, the fair value of the embedded conversion options within the Series A and the Series B Notes totaled $98.5 million and were classified within level 3 of the fair value hierarchy. To calculate the fair value of the embedded derivatives, a “with” and “without” scenario comparison was used. The methodology used to value the Series A Notes and Series B Notes constitute the “with” scenarios. The “without” scenario was estimated as a bond paying the same coupon payments as the securities without any conversion features. The fair value of the embedded conversion features was estimated as the difference between the two scenarios. At each fiscal quarter end, the Company is required to mark-to-market these embedded conversion features. As of June 24, 2012, the fair value of the embedded conversion features was $1.1 million, which was calculated using the Black-Scholes Pricing Model. The Company recorded a non-cash gain of $32.8 million and $19.1 million during the quarter and six months ended June 24, 2012, respectively, for the change in fair value of embedded conversion features, which are recorded within other expense on the Condensed Consolidated Statement of Operations.

Warrants

Certain warrants, not including the warrants issued to SFL, were issued pursuant to a warrant agreement, which the Company entered into with The Bank of New York Mellon Trust Company, N.A, as warrant agent, on October 5, 2011, as amended by Amendment No. 1, dated as of December 7, 2011 (the “Warrant Agreement”). Pursuant to the Warrant Agreement, each warrant entitles the holder to purchase common stock at a price of $0.01 per share, subject to adjustment in certain circumstances. In connection with the reverse stock split, warrant holders will receive 1/25th of a share of the Company’s common stock upon conversion. Upon issuance, in lieu of payment of the exercise price, a warrant holder will have the right (but not the obligation) to require the Company to convert its warrants, in whole or in part, into shares of its common stock without any required payment or request that the Company withhold, from the shares of common stock that would otherwise be delivered to such warrant holder, shares issuable upon exercise of the Warrants equal in value to the aggregate exercise price.

Warrant holders will not be permitted to exercise or convert their warrants if and to the extent the shares of common stock issuable upon exercise or conversion would constitute “excess shares” (as defined in the Company’s certificate of incorporation) if they were issued in order to abide by the foreign ownership limitations imposed by the Company’s certificate of incorporation. In addition, a warrant holder who cannot establish to the Company’s reasonable satisfaction that it (or, if not the holder, the person that the holder has designated to receive the common stock upon exercise or conversion) is a United States citizen, will not be permitted to exercise or convert its warrants to the extent the receipt of the common stock upon exercise or conversion would cause such person or any person whose ownership position would be aggregated with that of such person to exceed 4.9% of the Company’s outstanding common stock.

The warrants contain no provisions allowing the Company to force redemption and there is no conditional obligation of the Company to redeem or convert the warrants. Each warrant is convertible into shares of the Company’s common stock at an exercise price of $0.01 per share, which the Company has the option to waive. In addition, the Company has sufficient authorized and unissued shares available to settle the warrants during the maximum period the warrants could remain outstanding. As a result, the warrants do not meet the definition of an asset or liability and were classified as equity on the date of issuance, on December 25, 2011, and on June 24, 2012. The warrants will be evaluated on a continuous basis to determine if equity classification continues to be appropriate.

4.25% Convertible Senior Notes

On August 8, 2007, the Company issued the 4.25% Convertible Notes. On October 5, 2011, the Company completed its offer to exchange $327.8 million in aggregate principal amount of its 4.25% Convertible Notes, representing 99.3% of the aggregate principal amount, for shares of its common stock, warrants to purchase shares of its common stock, and the 6.00% Convertible Notes.

The remaining $2.2 million face value of the 4.25% Convertible Notes are general unsecured obligations of the Company and rank equally in right of payment with all of the Company’s other existing and future obligations that are unsecured and unsubordinated. The 4.25% Convertible Notes bear interest at the rate of 4.25% per annum, which is payable in cash semiannually on February 15 and August 15 of each year. The 4.25% Notes mature on August 15, 2012.

Fair Value of Financial Instruments

The estimated fair values of the Company’s debt as of June 24, 2012 and December 25, 2011 were $423.9 million and $489.0 million, respectively. The fair value as of June 24, 2012 includes the portion of the Second Lien Notes that has been allocated to discontinued operations. The fair value of the 4.25% Convertible Notes is based on quoted market prices and was classified within level 2 of the fair value hierarchy. The fair value of the other long-term debt approximates carrying value.

3.	Long-Term Debt

Long-term debt, net of original issue discount or premium, consists of the following (in thousands):

	December 25, 2011	December 26, 2010
First lien notes	$228,228	$—
6.00% convertible notes	181,098	—
Second lien notes	96,781	—
Capital lease obligations	7,530	9,159
4.25% convertible senior notes	2,211	313,414
Term loan	—	93,750
Revolving credit facility	—	100,000

Total long-term debt	515,848	516,323
Current portion	(6,107)	(508,793)

Long-term debt, net of current portion	$509,741	$7,530

On October 5, 2011, the Company completed its offer to exchange $327.8 million in aggregate principal amount of its 4.25% Convertible Senior Notes due 2012 (the “4.25% Notes”), representing 99.3% of the aggregate principal amount of the 4.25% Notes outstanding, for (i) 1.0 million shares of its common stock, (ii) warrants to purchase 1.0 million shares of its common stock at a conversion price of $0.01 per common share (the “Warrants”) and (iii) $178.8 million in aggregate principal amount of new 6.00% Series A Convertible Senior Secured Notes due 2017 (the “Series A Notes”) and $99.3 million in aggregate principal amount of new 6.00% Series B Mandatorily Convertible Senior Secured Notes (the “Series B Notes” and, together with the Series A Notes, the “6.00% Convertible Notes”).

Concurrently with the exchange offer, the Company obtained consents from the participating holders and entered into a supplemental indenture to the indenture governing the 4.25% Notes in connection with certain amendments to eliminate or amend substantially all of the restrictive covenants, and modify certain of the events of default and various other provisions.

Concurrently with the consummation of the exchange offer, Horizon Lines, LLC issued (i) $225.0 million aggregate principal amount of new 11.00% First Lien Senior Secured Notes due 2016 (the “First Lien Notes”) and (ii) $100.0 million of new 13.00%-15.00% Second Lien Senior Secured Notes due 2016 (the “Second Lien Notes”). Horizon Lines, LLC also entered into a new $100.0 million asset-based revolving credit facility (the “ABL Facility”) at the consummation of the exchange offer.

The Company used proceeds of $266.5 million to repay existing borrowings and accrued interest under the Senior Credit Facility, $1.9 million of accrued interest under the 4.25% Notes, and $15.6 million for fees and refinancing related expenses. The Company received the remaining proceeds of $15.9 million. As a result of the Company’s efforts to refinance its debt and the 2011 amendments of the Senior Credit Facility, the Company paid a total of $35.6 million in financing costs throughout 2011, of which $15.5 million was capitalized as deferred financing costs and will be amortized through interest expense over the term of the related instrument. In addition, the Company recorded a net gain of $16.0 million as a result of the comprehensive refinancing.

6.00% Convertible Notes

On October 5, 2011, the Company issued $278.1 million aggregate principal amount of 6.00% Convertible Notes due 2017. The Series A Notes and the Series B Notes are each fully and unconditionally guaranteed by all of the Company’s domestic subsidiaries (collectively, the “Notes Guarantors”). The 6.00% Convertible Notes were issued pursuant to an indenture, which the Company and the Notes Guarantors entered into with U.S. Bank National Association, as trustee and collateral agent, on October 5, 2011 (the “6.00% Convertible Notes Indenture”).

The 6.00% Convertible Notes will bear interest at a rate of 6.00% per annum, payable semi-annually. The Series A Notes will mature on April 15, 2017 and are convertible, at the option of the holders, and at the Company’s option under certain circumstances, including listing of the Company’s shares of common stock on either the NYSE or NASDAQ markets, beginning on the one-year anniversary of the issuance of the Series A Notes, into shares of the Company’s common stock or warrants, as the case may be.

The Series A Notes are convertible into shares of the Company’s common stock at a conversion rate equal to 88.9855 shares of common stock per $1,000 principal amount of Series A Notes. Beginning on October 5, 2012, the Company will have the option to convert all or any portion of the outstanding Series A Notes, upon not more than 60 days and not less than 20 days prior notice to noteholders; provided that (i) the Company’s common stock is listed on either the NYSE or NASDAQ markets and (ii) the 30 trading day volume weighted average price for our common stock for the 30-day period ending on the trading day preceding the date of such notice is equal to or greater than $15.75 per share. Upon conversion, foreign holders may, under certain conditions, receive warrants in lieu of shares of common stock.

The Series B Notes are mandatorily convertible into shares of the Company’s common stock at a conversion rate equal to 54.7196 shares of common stock per $1,000 principal amount of Series B Notes, subject to the conditions that our common stock is then listed on the NYSE or NASDAQ markets and that we are not in default under our debt obligations. The Series B Notes are mandatorily convertible at the Company’s option into shares of the Company’s common stock or warrants, as the case may be, in two equal installments of $49.7 million each on the three-month and nine-month anniversaries of the consummation of the exchange offer. The Series B Notes will be automatically converted into Series A Notes on the one-year anniversary of the issuance of the 6.00% Convertible Notes if the Company is unable to effect the second mandatory conversion prior to such date.

The conversion rate of the Series A Notes and Series B Notes may be increased in certain circumstances to compensate the holders thereof for the loss of the time value of the conversion right (i) if at any time the Company’s common stock or the common stock into which the new notes may be converted is greater than or equal to $11.25 per share and is not listed on the NYSE or NASDAQ markets or (ii) if a change of control occurs, unless at least 90% of the consideration received or to be received by holders of common stock, excluding cash payments for fractional shares, in connection with the transaction or transactions constituting the change of control, consists of shares of common stock, American Depositary Receipts or American Depositary Shares traded on a national securities exchange in the United States or which will be so traded or quoted when issued or exchanged in connection with such change of control. Upon a change of control, holders will have the right to require the Company to repurchase for cash the outstanding Series A Notes and Series B Notes at 101% of the aggregate principal amount, plus accrued and unpaid interest.

The long-term debt and embedded conversion options associated with the Series A Notes and Series B Notes were recorded on the Company’s balance sheet at their fair value on October 5, 2011. Fair value of the Series A Notes was calculated using a trinomial lattice convertible bond valuation model, which incorporated the terms and conditions of the Series A Notes. One of the inputs to the trinomial lattice model is the bond yield of a hypothetical note identical to the Series A Notes, excluding the conversion features and its related make-whole provisions. The trinomial lattice model produces an estimated fair value based on the assumed changes in prices of the underlying equity over successive periods of time. The Series B Notes were valued using a Monte-Carlo simulation to estimate the probability of conversion. The probability of equity conversion is multiplied by the common stock price as of the valuation date. The estimation of the probability was performed by using a Monte-Carlo simulation in order to estimate a range of simulated future market capitalization over the conversion term. For each equity path, the daily stock price of the Company is considered to follow a Geometric Brownian Motion with a drift equal to the cost of equity. On October 5, 2011, the fair value of the long-term debt portion of the Series A Notes and Series B Notes was $105.6 million and $58.6 million, respectively. The original issue discounts are being amortized through interest expense through the maturity of the Series A and Series B Notes.

On October 5, 2011, the fair value of the embedded conversion options within the Series A and the Series B Notes totaled $98.5 million. To calculate the fair value of the embedded derivatives, a “with” and “without” scenario comparison was used. The methodology used to value the Series A Notes and Series B Notes constitute the “with” scenarios. The “without” scenario was estimated as a bond paying the same coupon payments as the securities without any conversion features. The fair value of the embedded conversion options was estimated as the difference between the two scenarios. At each fiscal quarter end, the Company is required to mark-to-market these embedded conversion options. As of December 25, 2011, the fair value of the embedded conversion options was $14.0 million. The $84.5 million decrease from the fair value on October 5, 2011 was recorded as a non-cash gain within other expense (income) on the Consolidated Statements of Operations.

See Note 18 for current information related to the conversion of the remaining Series A and Series B Notes.

Warrants

The warrants were issued pursuant to a warrant agreement, which the Company entered into with The Bank of New York Mellon Trust Company, N.A, as warrant agent, on October 5, 2011, as amended by Amendment No. 1 as of December 7, 2011 (the “Warrant Agreement”). Pursuant to the Warrant Agreement, each warrant entitles the holder to purchase common stock at a price of $0.01 per share, subject to adjustment in certain circumstances. In connection with the reverse stock split, warrant holders will receive 1/25th of a share of the Company’s common stock upon conversion. Upon issuance, in lieu of payment of the exercise price, a warrant holder will have the right (but not the obligation) to require the Company to convert its warrants, in whole or in part, into shares of its common stock without any required payment or request that the Company withhold, from the shares of common stock that would otherwise be delivered to such warrant holder, shares issuable upon exercise of the Warrants equal in value to the aggregate exercise price.

Warrant holders will not be permitted to exercise or convert their warrants if and to the extent the shares of common stock issuable upon exercise or conversion would constitute “excess shares” (as defined in the Company’s certificate of incorporation) if they were issued in order to abide by the foreign ownership limitations imposed by the Company’s certificate of incorporation. In addition, a warrant holder who cannot establish to the Company’s reasonable satisfaction that it (or, if not the holder, the person that the holder has designated to receive the common stock upon exercise or conversion) is a United States citizen, will not be permitted to exercise or convert its warrants to the extent the receipt of the common stock upon exercise or conversion would cause such person or any person whose ownership position would be aggregated with that of such person to exceed 4.9% of the Company’s outstanding common stock.

The warrants contain no provisions allowing the Company to force redemption and there is no conditional obligation of the Company to redeem or convert the warrants. Each warrant is convertible into an equal number of shares of the Company’s common stock at an exercise price of $0.01 per share, which the Company has the option to waive. In addition, the Company has sufficient authorized and unissued shares available to settle the warrants during the maximum period the warrants could remain outstanding. As a result, the warrants do not meet the definition of an asset or liability and were classified as equity on the date of issuance. The warrants will be evaluated on a continuous basis to determine if equity classification continues to be appropriate.

First Lien Notes

The First Lien Notes were issued pursuant to an indenture on October 5, 2011. The First Lien Notes bear interest at a rate of 11.0% per annum, payable semiannually, beginning on April 15, 2012 and mature on October 15, 2016. The First Lien Notes are callable by the Company at 101.5% of their aggregate principal amount, plus accrued and unpaid interest in the first year after their issuance and at par plus accrued and unpaid interest thereafter. The Company is obligated to make mandatory prepayments on an annual basis of 1%.

The First Lien Notes are secured by a first priority lien on all Secured Notes Priority Collateral and a second priority lien on all ABL Priority Collateral (each as defined below). The First Lien Notes contain affirmative and negative covenants which are typical for senior secured high-yield notes with no maintenance based covenants. The First Lien Notes contain other covenants, including: change of control put at 101% (subject to a permitted holder exception); limitation on asset sales; limitation on incurrence of indebtedness and preferred stock; limitation on restricted payments; limitation on restricted investments; limitation on liens; limitation on dividend blockers; limitation on affiliate transactions; limitation on sale/leaseback transactions; limitation on guarantees by restricted subsidiaries; and limitation on mergers, consolidations and sales of all/substantially all of the assets of the Company. These covenants are subject to certain exceptions and qualifications.

On October 5, 2011, the fair value of the First Lien Notes was $228.4 million, which reflects the Company’s ability to call the First Lien Notes at 101.5% during the first year and at par thereafter. The original issue premium of $3.4 million is being amortized through interest expense through the maturity of the First Lien Notes.

The Company entered into a registration rights agreement with the purchasers of the First Lien Notes, which was amended on April 3, 2012. The Company is obligated to complete an A/B Exchange Offer as soon as practicable but in no event later than 300 days after the issuance of the First Lien Notes. If the Company does not complete the A/B Exchange Offer within the 300 day period, this will result in a registration default and 0.25% of additional interest per 90 days of registration default will be added to the interest payable on the First Lien Notes, up to a maximum of 1.00% of additional interest.

Second Lien Notes

On October 5, 2011, the Company completed the sale of $100.0 million aggregate principal amount of its Second Lien Notes. The Second Lien Notes are fully and unconditionally guaranteed by the Notes Guarantors. The proceeds from the First Lien Notes and the Second Lien Notes were used, among other things, to satisfy in full the Company’s obligations outstanding under its previous first-lien revolving credit facility and term loan, which totaled $265.0 million on October 5, 2011.

The Second Lien Notes bear interest at a rate of either: (i) 13% per annum, payable semi-annually in cash in arrears; (ii) 14% per annum, 50% of which is payable semi-annually in cash in arrears and 50% is payable in kind; or (iii) 15% per annum payable in kind, payable semiannually, beginning on April 15, 2012, and maturing on October 15, 2016. The Second Lien Notes are non-callable for 2 years from the date of their issuance, and thereafter the Second Lien Notes will be callable by the Company at (i) 106% of their aggregate principal amount, plus accrued and unpaid interest thereon in the third year, (ii) 103% of their aggregate principal amount, plus accrued and unpaid interest thereon in the fourth year, and (iii) at par plus accrued and unpaid interest thereafter.

The Second Lien Notes contain affirmative and negative covenants which are typical for senior secured high-yield notes with no maintenance based covenants. The Second Lien Notes contain other covenants, including: change of control put at 101% (subject to a permitted holder exception); limitation on asset sales; limitation on incurrence of indebtedness and preferred stock; limitation on restricted payments; limitation on restricted investments; limitation on liens; limitation on dividend blockers; limitation on affiliate transactions; limitation on sale/leaseback transactions; limitation on guarantees by restricted subsidiaries; and limitation on mergers, consolidations and sales of all/substantially all of the assets of the Company. These covenants are subject to certain exceptions and qualifications.

On October 5, 2011, the fair value of the Second Lien Notes was $96.6 million. The original issue discount of $3.4 million is being amortized through interest expense through the maturity of the Second Lien Notes.

The Company entered into a registration rights agreement with the purchasers of the Second Lien Notes, which was amended on April 3, 2012. The Company is obligated to complete an A/B Exchange Offer as soon as practicable but in no event later than 300 days after the issuance of the Second Lien Notes. If the Company does not complete the A/B Exchange Offer within the 300 day period, this will result in a registration default and 0.25% of additional interest per 90 days of registration default will be added to the interest payable on the Second Lien Notes, up to a maximum of 1.00% of additional interest.

ABL Facility

On October 5, 2011, the Company entered into a $100.0 million asset-based revolving credit facility (the “ABL Facility”) with Wells Fargo Capital Finance, LLC (“Wells Fargo”). Use of the ABL Facility is subject to compliance with a customary borrowing base limitation. The ABL Facility includes an up to $30.0 million letter of credit sub-facility and a swingline sub-facility up to $15.0 million, with Wells Fargo serving as administrative agent and collateral agent. The Company has the option to request increases in the maximum commitment under the ABL Facility by up to $25.0 million in the aggregate; however, such incremental facility increases have not been committed to in advance. The ABL Facility was used on the closing date for the rollover of certain issued and outstanding letters of credit and thereafter will be used by the Company for working capital and other general corporate purposes.

The ABL Facility matures October 5, 2016 (but 90 days earlier if the First Lien Notes and the Second Lien Notes are not repaid or refinanced as of such date). The interest rate on the ABL Facility is LIBOR or a base rate plus an applicable margin based on leverage and excess availability ranging from (i) 1.25% to 2.75%, in the case of base rate loans and (ii) 2.25% to 3.75%, in the case of LIBOR loans. A fee ranging from 0.375% to 0.50% per annum will accrue on unutilized commitments under the ABL Facility. As of December 25, 2011, there were no outstanding borrowings under the ABL Facility and total unused borrowing capacity was $52.9 million. The Company had $19.6 million of letters of credit outstanding as of December 25, 2011.

The ABL Facility is secured by (i) a first priority lien on the Company’s interest in accounts receivable, deposit accounts, securities accounts, investment property (other than equity interests of the subsidiaries and joint ventures of the Company) and cash, in each case with certain exceptions and (ii) a fourth priority lien on all or substantially all other assets of the Company securing the First Lien Notes, the Second Lien Notes and the 6.00% Convertible Notes.

The ABL Facility requires compliance with a minimum fixed charge coverage ratio test if excess availability is less than the greater of (i) $12.5 million and (ii) 12.5% of the maximum commitment under the ABL Facility. In addition, the ABL Facility includes certain customary negative covenants that, subject to certain materiality thresholds, baskets and other agreed upon exceptions and qualifications, will limit, among other things, indebtedness, liens, asset sales and other dispositions, mergers, liquidations, dissolutions and other fundamental changes, investments and acquisitions, dividends, distributions on equity or redemptions and repurchases of capital stock, transactions with affiliates, repayments of certain debt, conduct of business and change of control. The ABL Facility also contains certain customary representations and warranties, affirmative covenants and events of default, as well as provisions requiring compliance with applicable citizenship requirements of the Jones Act. The Company was in compliance with all such applicable covenants as of December 25, 2011.

4.25% Convertible Senior Notes

On August 8, 2007, the Company issued the 4.25% Convertible Notes. As mentioned above, on October 5, 2011, the Company completed its offer to exchange $327.8 million in aggregate principal amount of its 4.25% Convertible Notes, representing 99.3% of the aggregate principal amount, for shares of its common stock, warrants to purchase shares of its common stock, and the 6.00% Convertible Notes.

The remaining 4.25% Convertible Notes are general unsecured obligations of the Company and rank equally in right of payment with all of the Company’s other existing and future obligations that are unsecured and unsubordinated. The 4.25% Convertible Notes bear interest at the rate of 4.25% per annum, which is payable in cash semi-annually on February 15 and August 15 of each year. The Notes mature on August 15, 2012.

Senior Credit Facility

On August 8, 2007, the Company entered into a credit agreement (the “Senior Credit Facility”) secured by substantially all of the owned assets of the Company. On October 5, 2011, in connection with the Company’s comprehensive recapitalization plan, the Senior Credit Facility was terminated. The Company utilized a portion of the proceeds received as part of the refinancing transaction to pay $75.0 million on the term loan and $190.0 million on the revolving credit facility.

Derivative Instruments

On March 31, 2008, the Company entered into an Interest Rate Swap Agreement (the “swap”) with Wachovia Bank, National Association, a current subsidiary of Wells Fargo & Co., (“Wachovia”) in the notional amount of $121.9 million. The swap was scheduled to expire on August 8, 2012. Under the swap, the Company and Wachovia agreed to exchange interest payments on the notional amount on the last business day of each calendar quarter. The Company agreed to pay a 3.02% fixed interest rate, and Wachovia agreed to pay a floating interest rate equal to the three-month LIBOR rate. The critical terms of the swap agreement and the term loan were the same, including the notional amounts, interest rate reset dates, maturity dates and underlying market indices. The purpose of entering into this swap was to protect the Company against the risk of rising interest rates by effectively fixing the base interest rate payable related to its term loan. Interest rate differentials paid or received under the swap were recognized as adjustments to interest expense. The Company does not hold or issue interest rate swap agreements for trading purposes. In the event that the counter-party failed to meet the terms of the interest rate swap agreement, the Company’s exposure was limited to the interest rate differential.

In conjunction with the refinancing, the Company paid $1.2 million to terminate the swap. The fair value balance of the swap at termination remains in accumulated other comprehensive loss and is amortized to interest expense over the remaining life of the original swap (through August 8, 2012). As of December 25, 2011, accumulated other comprehensive loss included $0.8 million of unamortized loss relating to the terminated swap. Prior to its termination, the swap was designated as a cash flow hedge of the variability of the cash flows due to changes in LIBOR and was deemed to be highly effective. Accordingly, the Company recorded the fair value of the swap as an asset or liability on its consolidated balance sheet, and any unrealized gain or loss was included in accumulated other comprehensive loss. The Company recorded $1.5 million, $1.1 million, and $0.2 million in other comprehensive loss for the years ended December 25, 2011, December 26, 2010, and December 20, 2009, respectively. No hedge ineffectiveness was recorded during the years ended December 25, 2011, December 26, 2010, and December 20, 2009.

Prior Year Classification of Long-Term Debt

At the time of the filing of its Form 10-K for the year ended December 26, 2010, the Company expected that it would experience a covenant default under the indenture related to the $330.0 million aggregate principal amount of 4.25% Convertible Notes. On March 22, 2011, the Court entered a judgment against the Company whereby the Company was required to pay a fine of $45.0 million to resolve the investigation by the U.S. Department of Justice into its domestic ocean shipping business. In March 2011, the Company solicited consents from the holders of the 4.25% Convertible Notes to waive the default that could have arose in connection with that judgment. The Company had until May 21, 2011 to satisfy the judgment or otherwise cure the default under the indenture relating to the 4.25% Convertible Notes. As of March 28, 2011, the Company was not able to obtain a waiver from the holders of the 4.25% Convertible Notes. Acceleration of all principal and interest could have been pursued by the indenture trustee in the event of default. If the indenture trustee pursued an acceleration, such an action would have created a default under the Senior Credit Facility and other loans and financing arrangements due to cross default provisions contained in those agreements.

The Senior Credit Facility contained cross default provisions and certain acceleration clauses whereby if the maturity of the 4.25% Convertible Notes was accelerated, maturity of the Senior Credit Facility could also be accelerated. In addition, the Company expected to experience a covenant default in connection with the amended financial covenants beginning in the third fiscal quarter of 2011. Noncompliance with the financial covenants in the Senior Credit Facility constituted an event of default, which, if not waived, would have prevented the Company from making borrowings under the Senior Credit Facility.

As a result of these factors, the Company classified its obligations under the 4.25% Convertible Notes and the Senior Credit Facility as current liabilities in the accompanying Consolidated Balance Sheet as of December 26, 2010.

Fair Value of Financial Instruments

The estimated fair value of the Company’s debt as of December 25, 2011 and December 26, 2010 totaled $489.0 million and $498.0 million, respectively. The fair value of the 6.00% Convertible Notes is based on the same methodology used to calculate fair value on the date of the closing of the refinancing. The fair value of the 4.25% Convertible Notes is based on quoted market prices. The fair value of the other long-term debt approximates carrying value.

Contractual maturities of long-term debt obligations as of December 25, 2011 are as follows (in thousands):

2012	$4,494
2013	2,250
2014	2,250
2015	2,250
2016	316,000
Thereafter	278,096

$605,340

Subsequent to December 25, 2011, $49.7 million of the Series B Notes were mandatorily converted into shares of common stock or warrants, which resulted in a gain on conversion of debt of approximately $11.3 million. As a result, contractual maturities of long-term debt obligations during 2017 were reduced from $278.1 million to $228.4 million

Restructuring	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Restructuring [Abstract]
Restructuring
4.	Restructuring

In an effort to continue to effectively manage costs, during the fourth quarter of 2010 the Company initiated a plan to reduce its non-union workforce by at least 10%, or approximately 65 positions. The Company substantially completed the workforce reduction initiative on January 31, 2011, by eliminating a total of 64 positions, including 35 existing and 29 open positions.

The following table presents the restructuring reserves at June 24, 2012, as well as activity during the year (in thousands):

	Balance at December 25, 2011	Provision	Payments	Balance at June 24, 2012
Personnel related costs	$233	$—	$(209)	$24

In the consolidated balance sheets as of June 24, 2012 and December 25, 2011, the reserve for restructuring costs is recorded in other accrued liabilities.

5.	Restructuring

In an effort to continue to effectively manage costs, during the fourth quarter of 2010 the Company initiated a plan to reduce its non-union workforce by at least 10%, or approximately 65 positions. The Company substantially completed the workforce reduction initiative on January 31, 2011 by eliminating a total of 64 positions, including 35 existing and 29 open positions. A restructuring charge of $2.1 million related to this reduction in workforce was recorded during the year ended December 26, 2010.

The following table presents the restructuring reserves at December 25, 2011, as well as activity during the year (in thousands):

	Balance at December 26, 2010	Payments	Adjustments	Balance at December 25, 2011
Personnel related costs	$2,032	$(1,799)	$—	$233
Other associated costs	10	(10)	—	—

Total	$2,042	$(1,809)	$—	$233

In the consolidated balance sheet as of December 25, 2011, the reserve for restructuring costs is recorded in other accrued liabilities.

Discontinued Operations	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Discontinued Operations [Abstract]
Discontinued Operations
5.	Discontinued Operations

FSX Service

On October 21, 2011, the Company finalized a decision to terminate the FSX service, and ceased all operations related to the FSX service during the fourth quarter of 2011. The entire component comprising the FSX service has been discontinued. Accordingly, there will not be any significant future cash flows related to these operations.

On April 5, 2012, the Company entered into a Global Termination Agreement with SFL which enabled the Company to terminate early the bareboat charters of the five foreign-built, U.S.-flag vessels that formerly operated in the FSX service. The Global Termination Agreement became effective April 9, 2012. In connection with the Global Termination Agreement, the Company adjusted the restructuring charge related to its vessel lease obligations originally recorded during the 4th quarter of 2011. Based on (i) the issuance to SFL of $40.0 million in aggregate principal amount of Second Lien Notes, (ii) the 9,250,000 warrants issued to SFL on April 9, 2012, (iii) fees associated with the vessel lease termination and reimbursement obligations to the SFL Parties, and (iv) the net present value of the vessel lease liability as of April 9, 2012, the Company recorded an additional restructuring charge of $14.1 million during the 2nd quarter of 2012, which was recorded as part of discontinued operations.

The following table presents the restructuring reserves at June 24, 2012, as well as activity during the year (in thousands):

	Balance at December 25, 2011	Payments	Provisions(1)	Adjustments(2)	Balance at June 24, 2012
Vessel leases, net of estimated sublease(2)	$77,060	$(8,159)	$4,150	$(72,300)	$751
Rolling stock per-diem and lease termination costs	9,921	(8,897)		—	1,024
Personnel related costs	5,330	(1,085)	442	—	4,687
Facility leases	135	(157)	22	—	—

Total	$92,446	$(18,298)	$4,614	$(72,300)	$6,462

(1)	The Company recorded the net present value of its future lease obligations, net of estimated sublease, during the fourth quarter of 2011. The $4.2 million recorded during the six months of 2012 represents non-cash accretion of the liability.
(2)	On April 5, 2012, the Company entered into a Global Termination Agreement which which enabled the Company to terminate these vessel leases in advance of the originally scheduled expiration date.

Logistics Operations

During 2011, the entire component comprising the third-party logistics operations was discontinued. As part of the divestiture, the Company transitioned some of the operations and personnel to other logistics providers. There will not be any significant future cash flows related to these operations. In addition, the Company does not have any significant continuing involvement in the divested logistics operations.

The following table includes the major classes of assets and liabilities that have been presented as Assets of discontinued operations and Liabilities of discontinued operations in the Consolidated Balance Sheets (in thousands):

	June 24, 2012			December 25, 2011
	FSX Service	Logistics	Total	FSX Service	Logistics	Total
Accounts receivable, net of allowance	$407	$232	$639	$4,414	$293	$4,707
Property and equipment, net	6,022	—	6,022	6,031	—	6,031
Deferred tax asset	1,239	—	1,239	620	—	620
Other assets	215	—	215	1,595	22	1,617

Total current assets of discontinued operations	$7,883	$232	$8,115	$12,660	$315	$12,975

	June 24, 2012			December 25, 2011
	FSX Service	Logistics	Total	FSX Service	Logistics	Total
Accounts payable	$539	$—	$539	$1,312	$15	$1,327
Current restructuring liabilities	6,462	—	6,462	41,337	—	41,337
Other current liabilities	790	—	790	2,649	—	2,649

Total current liabilities of discontinued operations	7,791	—	7,791	45,298	15	45,313

Long-term portion of vessel lease obligation	—	—	—	51,109	—	51,109

Deferred tax liability	793	—	793	184	—	184

Total long-term liabilities of discontinued operations	793	—	793	51,293	—	51,293

Total liabilities of discontinued operations	$8,584	$—	$8,584	$96,591	$15	$96,606

The following table presents summarized financial information for the discontinued operations included in the Consolidated Statements of Operations (in thousands):

	Three Months Ended June 24, 2012			Three Months Ended June 26, 2011
	FSX Service	Logistics	Total	FSX Service	Logistics	Total
Operating revenue	$401	$—	$401	$53,796	$3,099	$56,895
Operating (loss) income	(14,341)	—	(14,341)	(13,777)	2,145	(11,632)
Net (loss) income	(14,934)	—	(14,934)	(11,511)	1,590	(9,921)

	Six Months Ended June 24, 2012			Six Months Ended June 26, 2011
	FSX Service	Logistics	Total	FSX Service	Logistics	Total
Operating revenue	$487	$—	$487	$98,430	$13,683	$112,113
Operating (loss) income	(16,491)	—	(16,491)	(26,469)	1,365	(25,104)
Net (loss) income	(20,641)	—	(20,641)	(24,604)	830	(23,774)

The following table presents summarized cash flow information for the discontinued operations included in the Consolidated Statements of Cash Flows (in thousands):

	Six Months Ended June 24, 2012			Six Months Ended June 26, 2011
	FSX Service	Logistics	Total	FSX Service	Logistics	Total
Net cash (used in) provided by operating activities	$(20,046)	$155	$(19,891)	$(26,073)	$5,098	$(20,975)

Net cash used in investing activities	—	—	—	(333)	(57)	(390)

Net (decrease) increase in cash from discontinued operations	$(20,046)	$155	$(19,891)	$(26,406)	$5,041	$(21,365)

6.	Discontinued Operations

FSX Service

During the third quarter of 2011, the Company began a review of strategic alternatives for its FSX service. As a result of several factors, including: 1) the projected continuation of volatile trans-Pacific freight rates, 2) high fuel prices, and 3) operating losses, the Company decided to discontinue its FSX service. On October 21, 2011, the Company finalized a decision to terminate the FSX service, and ceased all operations related to the FSX service during the fourth quarter of 2011. The entire component comprising the FSX service has been discontinued. As such, there will not be any significant future cash flows related to these operations.

As a result of the shutdown of the FSX service, the Company recorded a pretax restructuring charge of $119.3 million during the fourth quarter of 2011. The following table presents the details of the $119.3 million restructuring charge recorded the year ended December 25, 2011 (in thousands):

Vessel leases, net of estimated sublease	$81,865
Rolling stock per-diem and lease termination costs	11,666
Non-cash write-off of FSX related assets	20,100
Personnel related costs	5,496
Facility leases	187

Total restructuring charge	$119,314

The following table presents the restructuring reserves at December 25, 2011, as well as activity during the year (in thousands):

	Balance at December 26, 2010	Provision	Payments	Balance at December 25, 2011
Vessel leases, net of estimated sublease(1)	$—	$81,865	$(4,805)	$77,060
Rolling stock per-diem and lease termination costs	—	11,666	(1,745)	9,921
Personnel related costs	—	5,496	(166)	5,330
Facility leases	—	187	(52)	135

Total	$—	$99,214	$(6,768)	$92,446

(1)	On April 5, 2012, the Company entered into an agreement to terminate these vessel leases. See Note 18 for additional details.

Logistics Operations

During 2011, the entire component comprising the third-party logistics operations was discontinued and former logistics customers are no longer customers of the Company. As part of the divestiture, the Company transitioned some of the operations and personnel to other logistics providers. There will not be any significant future cash flows related to these operations. In addition, the Company does not have any significant continuing involvement in the divested logistics operations.

During the year ended December 26, 2010, the Company recorded a $5.0 million valuation allowance to adjust the carrying value of the net assets of its discontinued operations to the estimated fair value less costs to sell. As a result of better than expected cash collections of the accounts receivable, the Company reduced the valuation allowance against the net assets of its discontinued operations by $3.2 million during 2011, and decreased the 2011 loss from discontinued operations by the same amount.

The following table includes the major classes of assets that have been presented as assets and liabilities of discontinued operations in the Consolidated Balance Sheets (in thousands):

	December 25, 2011			December 26, 2010
	FSX Service	Logistics	Total	FSX Service	Logistics	Total
Accounts receivable, net of allowance	$4,414	$924	$5,338	$18,014	$10,628	$28,642
Property and equipment, net	6,031	—	6,031	14,660	721	15,381
Deferred tax asset	620	—	620	226	648	874
Other assets	1,595	22	1,617	16,681	178	16,859

Subtotal	12,660	946	13,606	49,581	12,175	61,756
Valuation allowance	—	(631)	(631)	—	(4,983)	(4,983)

Total current assets of discontinued operations	$12,660	$315	$12,975	$49,581	$7,192	$56,773

	December 25, 2011			December 26, 2010
	FSX Service	Logistics	Total	FSX Service	Logistics	Total
Accounts payable	$1,312	$15	$1,327	$3,904	$890	$4,794
Current restructuring liabilities	41,337	—	41,337	—	—	—
Other current liabilities	2,649	—	2,649	7,778	2,809	10,587

Total current liabilities of discontinued operations	45,298	15	45,313	11,682	3,699	15,381
Long-term portion of vessel lease obligation	51,109	—	51,109	—	—	—
Deferred tax liability	184	—	184	338	—	338

Total long-term liabilities of discontinued operations	51,293	—	51,293	338	—	338

Total liabilities of discontinued operations	$96,591	$15	$96,606	$12,020	$3,699	$15,719

The following table presents summarized financial information for the discontinued operations included in the Consolidated Statements of Operations (in thousands):

	December 25, 2011			December 26, 2010			December 20, 2009
	FSX Service	Logistics	Total	FSX Service	Logistics	Total	FSX Service	Logistics	Total
Operating revenue	$177,958	$13,762	$191,720	$162,450	$52,157	$214,607	$144,863	$34,266	$179,129
Restructuring charge	119,314	—	119,314	—	—	—	—	—	—
Operating (loss) income	(180,002)	2,114	(177,888)	(10,742)	(11,974)	(22,716)	(2,136)	(5,087)	(7,223)
Net (loss) income	(177,793)	1,570	(176,223)	(10,725)	(11,670)	(22,395)	(2,156)	(4,865)	(7,021)

The following table presents summarized cash flow information for the discontinued operations included in the Consolidated Statements of Cash Flows (in thousands):

	December 25, 2011
	FSX Service	Logistics	Total
Net cash (used in) provided by operating activities	$(54,527)	$3,939	$(50,588)
Net cash used in investing activities	(647)	(58)	(705)

Net change in cash from discontinued operations	$(55,174)	$3,881	$(51,293)

	December 26, 2010
	FSX Service	Logistics	Total
Net cash used in operating activities	$(8,599)	$(8,409)	$(17,008)
Net cash used in investing activities	(307)	(238)	(545)

Net change in cash from discontinued operations	$(8,906)	$(8,647)	$(17,553)

	December 20, 2009
	FSX Service	Logistics	Total
Net cash used in operating activities	$(1,910)	$(3,583)	$(5,493)
Net cash used in investing activities	(3,159)	(119)	(3,278)

Net change in cash from discontinued operations	$(5,069)	$(3,702)	$(8,771)

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Income Taxes [Abstract]
Income Taxes
6.	Income Taxes

During the second quarter of 2009, the Company determined that it was unclear as to the timing of when it will generate sufficient taxable income to realize its deferred tax assets. Accordingly, the Company recorded a valuation allowance against its deferred tax assets. The valuation allowance is reviewed quarterly and will be maintained until sufficient positive evidence exists to support the reversal of the valuation allowance. In addition, until such time that the Company determines it is more likely than not that it will generate sufficient taxable income to realize its deferred tax assets, income tax benefits associated with future period losses will be fully reserved.

During the second quarter of 2012, the Company recognized the impact of the conversion of the Series A Notes and Series B Notes to equity and the Global Termination Agreement with SFL as a discrete item. These significant events had a minimal impact on the Company’s Condensed Statement of Operations in the second quarter of 2012, as the Company continues to recognize a full valuation allowance against all of its net deferred tax assets for U.S. federal and state tax purposes. However, the change for such significant events resulted in an overall adjustment to the Company’s deferred taxes recognized on its balance sheet. After the impact of the valuation allowance, the Company recorded a decrease to its current deferred tax asset of $2.4 million and an offsetting decrease to its noncurrent deferred tax liability of $2.4 million as of June 24, 2012. The Company has not changed its judgment regarding its overall realizability of its net deferred tax assets.

During the first quarter of 2012, after evaluating the merits and requirements of the tonnage tax regime, the Company revoked its election under subchapter R of the tonnage tax regime effective for the tax years beginning January 1, 2012. As a result, the activities attributable to the Company’s operation of the vessels in the Puerto Rico tradelane are no longer eligible as qualifying shipping activities under the tonnage tax regime, and therefore, the income (loss) derived from the Puerto Rico vessels will no longer be excluded from corporate income tax for U.S. federal income tax purposes. The Company’s decision was made based on several factors, including the expected economic challenges in Puerto Rico in the foreseeable future. Under the eligibility requirements of the tonnage tax regime, the Company may not elect back into the tonnage tax regime until five years following its revocation. The Company will reevaluate the merits of the tonnage tax regime at such time in the future.

The Company has accounted for the revocation of the tonnage tax as a change in tax status of its qualifying shipping activities. Accordingly, the Company recognized the impact of the revocation of its tonnage tax election in the first quarter of 2012, the period for which the Company filed its revocation statement with the Internal Revenue Service. The revocation had a minimal impact on the Company’s Condensed Consolidated Statement of Operations in the first quarter of 2012. The change in tax status resulted in the revaluation of the Company’s deferred taxes. The overall decrease in the Company’s net deferred tax assets was approximately $3.0 million, before the impact of the valuation allowance. After offsetting the decrease in net deferred tax assets with the valuation allowance, the impact on the Company’s net deferred taxes was minimal.

15.	Income Taxes

The Company periodically assesses whether it is more likely than not that it will generate sufficient taxable income to realize its deferred income tax assets. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income (including the reversal of deferred tax liabilities) during the periods in which those temporary differences will become deductible. In making this determination, the Company considers all available positive and negative evidence and makes certain assumptions. The Company considers, among other things, its deferred tax liabilities, the overall business environment, its historical earnings and losses and its outlook for future years.

During the second quarter of 2009, the Company determined that it was unclear as to the timing of when it will generate sufficient taxable income to realize its deferred tax assets. Accordingly, the Company recorded a valuation allowance against our deferred tax assets. The valuation allowance is reviewed quarterly and will be maintained until sufficient positive evidence exists to support the reversal of the valuation allowance. In addition, until such time the Company determines it is more likely than not that it will generate sufficient taxable income to realize its deferred tax assets, income tax benefits associated with future period losses will be fully reserved.

During 2006, the Company elected the application of tonnage tax. Prior to the establishment of a full valuation allowance, the Company’s effective tax rate was impacted by the Company’s income from qualifying shipping activities as well as the income from the Company’s non-qualifying shipping activities and fluctuated based on the ratio of income from qualifying and non-qualifying activities. The Company’s effective tax rate for the years ended December 25, 2011, December 26, 2010 and December 20, 2009 was 0.2%, (1.0)% and (77.3)%, respectively.

Income tax expense is as follows (in thousands):

	Fiscal Years Ended
	December 25, 2011	December 26, 2010	December 20, 2009
Current:
Federal	$35	$35	$322
State/territory	(235)	95	195

Total current	(200)	130	517

Deferred:
Federal	—	—	10,359
State/territory	326	194	(303)

Total deferred	326	194	10,056

Income tax expense	$126	$324	$10,573

The difference between the income tax expense (benefit) and the amounts computed by applying the statutory federal income tax rates to earnings before income taxes are as follows (in thousands):

	Fiscal Years Ended
	December 25, 2011	December 26, 2010	December 20, 2009
Income tax benefit at statutory rates:	$(18,574)	$(11,554)	$(4,787)
State/territory, net of federal income tax benefit (excluding valuation allowance)	716	(3)	186
Qualifying shipping income	4,615	(2,978)	658
Fines and penalties	(1,908)	11,168	42
Goodwill impairment	38,197	—	—
Cancellation of debt	5,553	—	—
Gain on change in value of debt conversion features	(14,413)	—	—
Valuation allowance	(16,007)	2,338	13,871
Other Items	1,947	1,353	603

Income tax expense	$126	$324	$10,573

The components of deferred tax assets and liabilities are as follows (in thousands):

	December 25, 2011	December 26, 2010
Deferred tax assets:
Leases	$11,489	$8,407
Convertible note hedge	—	1,360
Allowance for doubtful accounts	1,321	1,329
Net operating losses, AMT carry forwards, and state credit carry forwards	32,735	35,735
Post-retirement benefits	9,231	1,639
Other	11,521	12,424
Valuation allowances	(8,392)	(16,919)

Total deferred tax assets	57,905	43,975
Deferred tax liabilities:
Depreciation	(24,784)	(17,294)
Capital construction fund	(7,334)	(14,791)
Intangibles	(9,575)	(11,556)
Debt conversion features	(13,816)	—
Other	(2,490)	(2,034)

Total deferred tax liabilities	(57,999)	(45,675)

Net deferred tax liability	$(94)	$(1,700)

As of December 25, 2011 and December 26, 2010, the Company has total net deferred tax assets related to its discontinued operations, before taking into account its valuation allowance, of $39.8 million and $8.7 million, respectively. Such net deferred tax assets are offset by a valuation allowance, resulting in a net deferred tax asset of $0.4 million and $0.6 million as of December 25, 2011 and December 26, 2010, respectively.

The Company has net operating loss carryforwards for federal income tax purposes in the amount of $117.4 million and $134.5 million as of December 25, 2011 and December 26, 2010, respectively. In addition, the Company has net operating loss carryforwards for state income tax purposes in the amount of $33.8 million and $20.5 million as of December 25, 2011 and December 26, 2010, respectively. The Federal and state net operating loss carryforwards begin to expire in 2025 and 2019, respectively. Furthermore, the Company has an alternative minimum tax credit carryforward with no expiration period in the amount of $1.4 million as of December 25, 2011 and December 26, 2010. Net operating loss credits generated from tax losses in Guam begin to expire in 2029. The Company has recorded a valuation allowance against the majority of the deferred tax assets attributable to the net operating losses generated, but has not recorded a valuation allowance attributable to the net operating losses generated in certain states.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2011	2010	2009
Beginning balance	$13,596	$12,531	$8,989
Additions based on tax positions related to the current year	860	840	409
Additions for tax positions of prior years	924	225	5,793
Reductions for tax positions of prior years	—	—	(2,660)

Ending balance	$15,380	$13,596	$12,531

As a result of the valuation allowance, none of the unrecognized tax benefits, if recognized, would affect the effective tax rate. The Company does not expect that there will be a significant increase or decrease of the total amount of unrecognized tax benefits within the next twelve months.

The Company recognizes interest accrued and penalties related to unrecognized tax benefits in its income tax expense. During its fiscal years for 2009 through 2011, the Company has not recognized any interest and penalties in its statement of operations and statement of financial position. Furthermore, there were no accruals for the payment of interest and penalties at either December 25, 2011 or December 26, 2010.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, various U.S. state jurisdictions and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2005. The tax years which remain subject to examination by major tax jurisdictions as of December 25, 2011 include 2005-2010.

Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation
7.	Stock-Based Compensation

Stock-based compensation costs are measured at the grant date, based on the estimated fair value of the award, and are recognized as an expense in the income statement over the requisite service period. Compensation costs related to stock options, restricted shares, and vested shares granted under the Amended and Restated Equity Incentive Plan (the “Plan”), the 2009 Incentive Compensation Plan (the “2009 Plan”), and purchases under the Employee Stock Purchase Plan, as amended (“ESPP”) are recognized using the straight-line method, net of estimated forfeitures. Stock options and restricted shares granted to employees under the Plan and the 2009 Plan typically cliff vest and become fully exercisable on the third anniversary of the grant date, provided the employee who was granted such options/restricted shares is continuously employed by the Company or its subsidiaries through such date, and provided performance based criteria, if any, are met. In addition, recipients who retire from the Company and meet certain age and length of service criteria are typically entitled to proportionate vesting.

The following compensation costs are included within selling, general, and administrative expenses on the condensed consolidated statements of operations (in thousands):

	Quarters Ended		Six Months Ended
	June 24, 2012	June 26, 2011	June 24, 2012	June 26, 2011

Stock options	$—	$8	$—	$60
Restricted stock / vested shares	222	35	237	234
Restricted stock units	(12)	39	21	39
ESPP	—	—	—	31

Total	$210	$82	$258	$364

Stock Options

The Company’s stock option plan provides for grants of stock options to key employees at prices not less than the fair market value of the Company’s common stock on the grant date. The Company has not granted any stock options since 2008. As of June 24, 2012, there was no unrecognized compensation costs related to stock options. A summary of stock option activity is presented below:

Options	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (000’s)
Outstanding at December 25, 2011	51,350	$389.58
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	(4,679)	354.00

Outstanding, vested and exercisable at June 24, 2012	46,671	$396.25	4.58	$—

Restricted Stock

A summary of the status of the Company’s restricted stock awards as of June 24, 2012 is presented below:

Restricted Shares	Number of Shares	Weighted- Average Fair Value at Grant Date
Nonvested at December 25, 2011	23,719	$119.24
Granted	—	—
Vested	(9,791)	88.00
Forfeited	(3,542)	138.50

Nonvested at June 24, 2012	10,386	$142.00

As of June 24, 2012, there was $0.2 million of unrecognized compensation expense related to all restricted stock awards, which is expected to be recognized over a weighted-average period of 1.0 year.

Restricted Stock Units

On June 2, 2011, the Company granted a total of 20,532 restricted stock units (“RSUs”) to all members of its Board of Directors including its interim President and Chief Executive Officer. The Company’s interim President and Chief Executive Officer received the grant of the RSUs in his capacity as a member of the Board of Directors. Based on the closing price of the Company’s common stock on the grant date, the total fair value of the RSUs granted was $0.6 million. Each RSU has an economic value equal to a share of the Company’s Common Stock (excluding the right to receive dividends). A portion of the RSUs vested and were settled in cash when each of the individuals granted such RSUs retired from the Company’s Board of Directors. The remaining RSUs vested on June 2, 2012 and were settled in cash when the individual granted such RSUs retired from the Company’s Board of Directors. In accordance with the award provisions, the compensation expense recorded in the Company’s Condensed Statement of Operations reflects the straight-line amortized fair value based on the closing price on the vesting date. There was no unrecognized compensation expense related to the RSUs as of June 24, 2012.

Employee Stock Purchase Plan

Effective April 1, 2011, the Company has suspended the ESPP. There will be no stock-based compensation expense recognized in connection with the ESPP until such time the ESPP is reinstated.

14.	Stock-Based Compensation

Stock-based compensation costs are measured at the grant date, based on the estimated fair value of the award, and are recognized as an expense in the income statement over the requisite service period. Compensation costs related to stock options and restricted shares granted under the Amended and Restated Equity Incentive Plan (the “Plan”), the 2009 Incentive Compensation Plan (the “2009 Plan”), and purchases under the Employee Stock Purchase Plan, as amended (“ESPP”) are recognized using the straight-line method, net of estimated forfeitures. Under the Plan, up to an aggregate of 123,546 shares of common stock may be issued, of which, no shares are available for future issuance as of December 25, 2011. Under the 2009 Plan, up to an aggregate of 40,000 shares of common stock may be issued, of which, 31,696 shares are available for future issuance as of December 25, 2011. Stock options and restricted shares granted to employees under the Plan and the 2009 Plan typically cliff vest and become fully exercisable on the third anniversary of the grant date, provided the employee who was granted such options/restricted shares is continuously employed by the Company or its subsidiaries through such date, and provided any performance based criteria, if any, are met. In addition, recipients who retire from the Company and meet certain age and length of service criteria are typically entitled to proportionate vesting.

The following compensation costs are included within selling, general, and administrative expenses on the condensed consolidated statements of income (in thousands):

	Fiscal Years Ended
	December 25, 2011	December 26, 2010	December 20, 2009
Stock options	$60	$429	$1,223
Restricted stock	586	1,550	1,743
Restricted stock units	81	—	—
Employee stock purchase plan	31	143	130

Total	$758	$2,122	$3,096

Stock Options

Stock options granted under the plan have been granted at an option price equal to the closing market value of the stock on the date of the grant. Options granted under this plan have 10-year contractual terms and typically become exercisable after one or three years after the grant date, subject to continuous service with the Company. The Compensation Committee of the Board of Directors of the Company (the “Board of Directors”) approves the grants of nonqualified stock options by the Company, pursuant to the Company’s Amended and Restated Equity Incentive Plan. These options are granted on such approval date. The Company has not granted any stock options since 2008. As of December 25, 2011, there was no unrecognized compensation costs related to stock options.

A summary of option activity for the fiscal year 2011 under the Company’s stock plan is presented below:

Options	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Outstanding at December 26, 2010	57,509	394.50	5.68	—
Granted	—	—
Exercised	—	—
Forfeited	(400)	450.68
Expired	(5,759)	234.50

Outstanding, vested and exercisable at December 25, 2011	51,350	$389.58	4.93	—

Restricted Stock

On March 15, 2010, the Company granted a total of 19,280 shares of restricted stock to certain employees of the Company and its subsidiaries. The grant date fair value of the restricted shares was $123.00 per share. Of the 19,280 shares granted, 8,400 will vest in full on March 15, 2013. The remaining 10,880 restricted shares were performance based shares and would have vested in full on March 15, 2013 provided an earnings before interest and taxes (“EBIT”) performance target for the Company’s fiscal year 2010 was met. The EBIT performance target was not met and the performance based restricted shares were forfeited in 2010.

On June 1, 2010, the Company granted 1,224 shares of restricted stock to a newly appointed non-employee member on the Company’s Board of Directors. The grant date fair value of the restricted shares was $98.00 per share and the shares will vest in full on June 1, 2013. On June 9, 2010, the Company granted 1,206 shares of restricted stock to a newly appointed non-employee member on the Company’s Board of Directors. The grant date fair value of the restricted shares was $99.50 per share and the shares will vest in full on June 9, 2013.

A summary of the status of the Company’s restricted stock awards for the fiscal year 2011 is presented below:

Restricted Shares	Number of Shares	Weighted- Average Fair Value at Grant Date
Nonvested at December 26, 2010	25,268	$141.00
Granted	3,343	89.75
Vested	(1,082)	323.28
Forfeited	(3,810)	179.30

Nonvested at December 25, 2011	23,719	$119.24

As of December 25, 2011, there was $0.8 million of unrecognized compensation expense related to all restricted stock awards, which is expected to be recognized over a weighted-average period of 0.9 years.

Restricted Stock Units

On June 2, 2011, the Company granted a total of 20,532 restricted stock units (“RSUs”) to all members of its Board of Directors including its interim President and Chief Executive Officer. The Company’s interim President and Chief Executive Officer received the grant of the RSUs in his capacity as a member of the Board of Directors. Based on the closing price of the Company’s common stock on the grant date, the total fair value of the RSUs granted was $0.6 million. Each RSU has an economic value equal to a share of the Company’s Common Stock (excluding the right to receive dividends). The RSUs will vest June 2, 2012, subject to continued service on the Board of Directors through that date. The RSUs will be settled in cash once the grantee ceases to serve on the Company’s Board of Directors. Effective November 25, 2011, four of the Company’s eight directors retired and were paid cash equal to the value of the RSUs on such date. In accordance with the award provisions, the compensation expense recorded in the Company’s Condensed Statement of Operations reflects the straight-line amortized fair value based on the period end closing price. Based on the value of the Company’s Common Stock on December 25, 2011, there was $26 thousand of unrecognized compensation expense related to the RSUs, which is expected to be recognized over a period of five months.

Employee Stock Purchase Plan

On April 19, 2006, the Board of Directors voted to implement an employee stock purchase plan (as amended, the “ESPP”) effective July 1, 2006. The Company had reserved 12,354 shares of its common stock for issuance under the ESPP. On June 2, 2009, the Company’s stockholders approved the 2009 Employee Stock Purchase Plan (“2009 ESPP”). The 2009 ESPP reserved an additional 24,000 shares of its common stock for future purchases. As of December 25, 2011, there were 11,185 shares of common stock reserved for issuance under the ESPP. Effective April 1, 2011, the Company temporarily suspended the ESPP. There will be no stock-based compensation expense recognized in connection with the ESPP until such time the ESPP is reinstated.

Net Loss per Common Share	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Net Loss per Common Share [Abstract]
Net Loss per Common Share
8.	Net Loss per Common Share

Basic net loss per share is computed by dividing net loss by the weighted daily average number of shares of common stock outstanding during the period. Diluted net loss per share is based upon the weighted daily average number of shares of common stock outstanding for the period plus dilutive potential shares of common stock, including stock options, using the treasury-stock method.

Net loss per share is as follows (in thousands, except per share amounts):

	Quarters Ended		Six Months Ended
	June 24, 2012	June 26 2011	June 24 2012	June 26, 2011
Numerator:
Net (loss) income from continuing operations	$(31,140)	$4,505	$(57,939)	$(15,713)
Net loss from discontinued operations	(14,934)	(9,921)	(20,641)	(23,774)

Net loss	$(46,074)	$(5,416)	$(78,580)	$(39,487)

Denominator:
Denominator for basic net (loss) income per common share:
Weighted average shares outstanding	20,068	1,241	11,595	1,239

Effect of dilutive securities:
Stock-based compensation	—	—	—	—
Warrants to purchase common stock	—	—	—	—

Denominator for diluted net (loss) income per common share	20,068	1,241	11,595	1,239

Basic and diluted net (loss) income per common share
From continuing operations	$(1.55)	$3.63	$(5.00)	$(12.68)
From discontinued operations	(0.75)	(7.99)	(1.78)	(19.19)

Basic and diluted net loss per common share	$(2.30)	$(4.36)	$(6.78)	$(31.87)

Warrants outstanding to purchase 54.0 million and 54.6 million common shares have been excluded from the denominator during the quarter and six months ended June 24, 2012, respectively, as the impact would be anti-dilutive.

Certain of the Company’s unvested stock-based awards contain non-forfeitable rights to dividends. In periods when the Company generates net income from continuing operations, shares are included in the denominator for these participating securities. However, in periods when the Company generates a net loss from continuing operations, shares are excluded from the denominator for these participating securities as the impact would be anti-dilutive. A total of 2 thousand shares have been excluded from the denominator for basic net loss per share during the quarter ended June 24, 2012. In addition, a total of 3 thousand and 6 thousand shares have been excluded from the denominator for basic net loss per share during the six months ended June 24, 2012 and June 26, 2011, respectively.

11.	Net Loss Per Common Share

Basic net loss per share is computed by dividing net loss by the weighted daily average number of shares of common stock outstanding during the period. Diluted net loss per share is based upon the weighted daily average number of shares of common stock outstanding for the period plus dilutive potential common shares, including stock options using the treasury-stock method and from convertible stock using the “if converted” method (in thousands, except per share amounts):

	Fiscal Years Ended
	December 25, 2011	December 26, 2010	December 20, 2009
Numerator:
Loss from continuing operations	$(53,194)	$(35,574)	$(24,251)
Loss from discontinued operations	(176,223)	(22,395)	(7,021)

Net loss	$(229,417)	$(57,969)	$(31,272)

Denominator:
Denominator for basic loss per common share:
Weighted average shares outstanding	1,464	1,226	1,209

Effect of dilutive securities:
Stock-based compensation	—	—	—
Warrants	—	—	—

Denominator for diluted net loss per common share	1,464	1,226	1,209

Basic net loss per common share from continuing operations	$(36.33)	$(29.01)	$(20.06)
Basic net loss per common share from discontinued operations	(120.37)	(18.27)	(5.81)

Basic net loss per common share	$(156.70)	$(47.28)	$(25.87)

Diluted net loss per common share from continuing operations	$(36.33)	$(29.01)	$(20.06)
Diluted net loss per common share from discontinued operations	(120.37)	(18.27)	(5.81)

Diluted net loss per common share	$(156.70)	$(47.28)	$(25.87)

A total of 949 thousand, 13 thousand and 14 thousand shares have been excluded from the denominator during the years ended December 25, 2011, December 26, 2010, and December 20, 2009, respectively, as the impact would be anti-dilutive. Warrants outstanding to purchase 918 thousand common shares have been excluded from the denominator during the year ended December 25, 2011 as the impact would be anti-dilutive.

Certain of the Company’s unvested stock-based awards contain non-forfeitable rights to dividends. In periods when the Company generates net income, shares are included in the denominator for these participating securities. However, in periods when the Company generates a net loss, shares are excluded from the denominator for these participating securities as the impact would be anti-dilutive. A total of 5 thousand, 6 thousand, and 9 thousand shares have been excluded from the denominator for basic net loss per share during the years ended December 25, 2011, December 26, 2010, and December 20, 2009, respectively.

Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Property and Equipment [Abstract]
Property and Equipment
9.	Property and Equipment

Property and equipment consists of the following (in thousands):

	June 24, 2012		December 25, 2011
	Historical Cost	Net Book Value	Historical Cost	Net Book Value
Vessels and vessel improvements	$152,439	$64,295	$150,658	$67,379
Containers	37,362	22,188	37,831	23,114
Chassis	12,556	4,866	12,713	5,429
Cranes	27,722	14,132	27,641	15,144
Machinery and equipment	31,866	10,993	31,015	11,661
Facilities and land improvements	28,030	21,348	27,257	21,293
Software	25,175	1,379	25,169	1,268
Construction in progress	20,881	20,881	21,857	21,857

Total	$336,031	$160,082	$334,141	$167,145

7.	Property and Equipment

Property and equipment consist of the following (in thousands):

	December 25, 2011		December 26, 2010
	Historical Cost	Net Book Value	Historical Cost	Net Book Value
Vessels and vessel improvements	$150,658	$67,379	$147,032	$74,057
Containers	37,831	23,114	37,212	24,089
Chassis	12,713	5,429	12,449	5,938
Cranes	27,641	15,144	26,744	16,253
Machinery & equipment	31,015	11,661	28,962	11,206
Facilities & land improvement	27,257	21,293	26,355	21,176
Software	25,169	1,268	23,837	1,605
Construction in progress	21,857	21,857	25,673	25,673

Total	$334,141	$167,145	$328,264	$179,997

The majority of depreciation expense is related to vessels. Depreciation expense related to vessels was $10.4 million, $11.1 million and $10.8 million for the years ended December 25, 2011, December 26, 2010 and December 20, 2009, respectively. Depreciation expense related to capitalized software was $1.7 million, $1.7 million and $2.1 million for the years ended December 25, 2011, December 26, 2010 and December 20, 2009, respectively. Depreciation expense related to assets recorded under capital lease was $0.6 million and $0.1 million during the years ended December 25, 2011 and December 26, 2010, respectively. During the years ended December 26, 2010 and December 20, 2009, the Company capitalized interest totaling $0.6 million and $0.4 million, respectively.

Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Impairment Charges and Intangible Assets [Abstract]
Intangible Assets
10.	Intangible Assets

Intangible assets consist of the following (in thousands):

	June 24, 2012	December 25, 2011
Customer contracts/relationships	$141,430	$141,430
Trademarks	63,800	63,800
Deferred financing costs	11,979	15,450

Total intangibles with definite lives	217,209	220,680
Accumulated amortization	(161,874)	(150,738)

Net intangibles with definite lives	55,335	69,942
Goodwill	198,793	198,793

Intangible assets, net	$254,128	$268,735

As a result of the conversion of Series B Notes during the first quarter of 2012 and the conversion of Series A Notes and Series B Notes during the second quarter of 2012, the Company wrote-off a total of $3.9 million of deferred financing costs.

8.	Intangible Assets

Intangible assets other than goodwill consist of the following (in thousands):

	December 25, 2011	December 26, 2010
Customer contracts/relationships	$141,430	$141,430
Trademarks	63,800	63,800
Deferred financing costs	15,450	14,906

Total intangibles with definite lives	220,680	220,136
Less: accumulated amortization	(150,738)	(139,312)

Total intangible assets, net	$69,942	$80,824

Estimated annual amortization expense associated with the Company’s definite lived intangible assets for each of the succeeding five fiscal years is as follows (in thousands):

Fiscal Year Ending
2012	$20,488
2013	15,058
2014	9,469
2015	7,245
2016	6,850

A rollforward of the Company’s goodwill balance and accumulated impairment charges are as follows (in thousands):

Goodwill balance as of December 26, 2010	$314,149
Estimated third quarter 2011 impairment charge	(117,506)

Goodwill balance as of September 25, 2011	196,643
Fourth quarter 2011 adjustment to estimated third quarter 2011 impairment charge	2,150

Goodwill balance as of December 25, 2011	$198,793

Accumulated goodwill impairment charge as of December 20, 2009	$17,603
Impairment charge in 2010	2,919

Accumulated goodwill impairment charges as of December 26, 2010	20,522
Impairment charge in 2011, net of adjustment	115,356

Accumulated goodwill impairment charges as of December 25, 2011	$135,878

Due to the announced shutdown of the Company’s FSX service and deterioration in earnings during 2011, the Company recorded an estimated goodwill impairment charge of $117.5 million in the fiscal third quarter ended September 25, 2011. The impairment charge represented the Company’s best estimate of the interim goodwill impairment. The Company recorded an estimated charge, because it had not yet completed its interim goodwill impairment analysis due to complexities involved in determining the implied fair value of its goodwill. The Company completed its interim goodwill impairment analysis during the fourth quarter of 2011 and recorded an adjustment to decrease the estimated goodwill impairment charge by $2.2 million.

During the annual impairment assessment during 2010, the Company determined the goodwill associated with its logistics services reporting unit was impaired and recorded an impairment charge of $2.9 million. The goodwill impairment was a result of the Company discontinuing its logistics services business.

The Company used the income approach, specifically a discounted cash flow method, to derive the fair value of the Company’s reporting unit for goodwill impairment assessment because there are not observable inputs available (Level 3 hierarchy as defined by ASC 820, Fair Value Measurement). This approach calculates fair value by estimating the after-tax cash flows attributable to the Company’s reporting unit and then discounts the after-tax cash flows to a present value using a risk-adjusted discount rate. The Company selected this method as the most meaningful in assessing goodwill for impairment, because it most reasonably measures the Company’s income producing assets. The Company considered using the market approach and the cost approach, but concluded they are not appropriate in valuing its reporting unit given the lack of relevant market comparisons available for application of the market approach and the inability to reasonably replicate the value of the specific assets within its reporting unit for application of the cost approach. However, market approach information was incorporated into the Company’s test to ensure the reasonableness of the Company’s conclusions on estimated value under the income approach.

In applying the income approach to its accounting for goodwill, the Company made assumptions about the amount and timing of future expected cash flows, vessel replacement plans, terminal value growth rates and the discount rate. The amount and timing of future cash flows within the discounted cash flow analysis is based on the Company’s most recent operational budgets, long range strategic plans and other estimates. The terminal value growth rate is used to calculate the value of cash flows beyond the last projected period in the Company’s discounted cash flow analysis (the terminal period) and reflects the Company’s best estimate for perpetual growth of its reporting unit. The Company used a discount rate of 15% to apply to the reporting unit’s future expected cash flows in the terminal period as the discount rate represents the best estimate of the Company’s weighted-average costs of capital at the goodwill impairment assessment date. The discount rate used in the estimate of fair value considered the Company’s actual cost of capital on the October 5, 2011 comprehensive refinancing date (see Note 3 for further discussion).

The Company completed its interim goodwill impairment analysis in the fourth quarter of 2011 and determined the actual amount of goodwill impairment for 2011. The Company’s impairment analysis indicated the fair value of long term assets, including property, plant, and equipment, and customer contracts, exceeded book value. Thus, the goodwill impairment was a result of both the deterioration in earnings and the appreciation in value of certain of the Company’s underlying assets. The 2011 goodwill impairment charge is included in operating expenses in the accompanying consolidated statement of operations.

The Company performed its annual goodwill impairment test during the fourth quarter of 2011. Fair value, as calculated using the methodology above, exceeded book value and step two was not necessary.

Other Accrued Liabilities	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Other Accrued Liabilities [Abstract]
Other accrued liabilities
11.	Other Accrued Liabilities

Other accrued liabilities consist of the following (in thousands):

	June 24, 2012	December 25, 2011
Vessel operations	$10,694	$13,783
Payroll and employee benefits	15,367	13,594
Marine operations	5,901	7,077
Terminal operations	8,188	9,297
Fuel	5,671	10,590
Interest	5,451	12,368
Legal settlements	10,180	8,066
Restructuring	24	233
Other liabilities	20,217	22,089

Total other accrued liabilities	$81,693	$97,097

The Company has recorded certain of its legal settlements at their net present value and is recording an accretion of the liability balance through interest expense. In addition to the current liabilities related to legal settlements, the Company also has commitments to make payments after June 24, 2013. The Company is required to make payments related to the plea agreement with the Antitrust Division of the Department of Justice (“DOJ”) of $3.0 million on or before March 24, 2014, $4.0 million on or before March 24, 2015, and $4.0 million on or before March 21, 2016, all of which are recorded in other long-term liabilities on the accompanying Condensed Consolidated Balance Sheets.

9.	Other Accrued Liabilities

Other accrued liabilities consist of the following (in thousands):

	December 25, 2011	December 26, 2010
Vessel operations	$13,783	$17,987
Payroll and employee benefits	13,594	13,996
Marine operations	7,077	6,787
Terminal operations	9,297	11,219
Fuel	10,590	5,750
Interest	12,368	7,344
Legal settlements	8,066	12,767
Restructuring	233	1,853
Other liabilities	22,089	23,018

Total other accrued liabilities	$97,097	$100,721

Fair Value Measurement	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement
12.	Fair Value Measurement

U.S. accounting standards establish a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining fair value. The three levels of inputs used to measure fair value are as follows:

Level 1: observable inputs such as quoted prices in active markets

Level 2: inputs other than the quoted prices in active markets that are observable either directly or indirectly

Level 3: unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions

As of June 24, 2012, the Company’s liabilities measured at fair value on a recurring basis are as follows (in thousands):

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Conversion features within Series A Notes (Note 3)	$—	$—	$825	$825
Conversion features within Series B Notes (Note 3)	—	—	276	276

Total liabilities	$—	$—	$1,101	$1,101

10.	Fair Value Measurement

U.S. accounting standards establish a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining fair value. The three levels of inputs used to measure fair value are as follows:

Level 1:	Observable inputs such as quoted prices in active markets

Level 2:	Inputs other than the quoted prices in active markets that are observable either directly or indirectly

Level 3:	Unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions

As of December 25, 2011, the Company’s liabilities measured at fair value on a recurring basis are as follows:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Conversion feature within Series A Notes (Note 3)	$—	$—	$28,560	$28,560
Conversion feature within Series B Notes (Note 3)	—	—	(14,540)	(14,540)

Total liabilities	$—	$—	$14,020	$14,020

As of December 25, 2011, the Company’s assets measured at fair value on a non-recurring basis are as follows:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Goodwill (Note 8)	$—	$—	$198,793	$198,793

Total assets	$—	$—	$198,793	$198,793

Pension and Post Retirement Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Pension and Post-retirement Benefit Plans/Employee Benefit Plans [Abstract]
Pension and Post- retirement Benefit Plans/ Employee Benefit Plans
13.	Pension and Post-retirement Benefit Plans

The Company provides pension and post-retirement benefit plans for certain of its union workers. Each of the plans is described in more detail below. A decline in the value of assets held by these plans, caused by negative performance of the investments in the financial markets, and lower discount rates due to lower interest rates have resulted in higher contributions to these plans.

Pension Plans

The Company sponsors a defined benefit plan covering approximately 30 union employees as of June 24, 2012. The plan provides for retirement benefits based only upon years of service. Employees whose terms and conditions of employment are subject to or covered by the collective bargaining agreement between Horizon Lines and the International Longshore & Warehouse Union Local 142 are eligible to participate once they have completed one year of service. Contributions to the plan are based on the projected unit credit actuarial method and are limited to the amounts that are currently deductible for income tax purposes. The Company recorded net periodic benefit costs of $0.2 million during each of the quarters ended June 24, 2012 and June 26, 2011, and 0.4 million during each of the six months ended June 24, 2012 and June 26, 2011.

The HSI pension plan covering approximately 50 salaried employees was frozen to new entrants as of December 31, 2005. Contributions to the plan are based on the projected unit credit actuarial method and are limited to the amounts that are currently deductible for income tax purposes. The Company recorded net periodic benefit costs of $0.1 million during each of the quarters ended June 24, 2012 and June 26, 2011, and 0.2 million during each of the six months ended June 24, 2012 and June 26, 2011.

The Company expects to make contributions to the above mentioned pension plans totaling $1.1 million during 2012.

Post-retirement Benefit Plans

In addition to providing pension benefits, the Company provides certain healthcare (both medical and dental) and life insurance benefits for eligible retired members (“post-retirement benefits”). For eligible employees hired on or before July 1, 1996, the healthcare plan provides for post-retirement health coverage for an employee who, immediately preceding his/her retirement date, was an active participant in the retirement plan and has attained age 55 as of his/her retirement date. For eligible employees hired after July 1, 1996, the plan provides post-retirement health coverage for an employee who, immediately preceding his/her retirement date, was an active participant in the retirement plan and has attained a combination of age and service totaling 75 years or more as of his/her retirement date. The Company recorded net periodic benefit costs related to the post-retirement benefits of $0.1 million during each of the quarters ended June 24, 2012 and June 26, 2011, and 0.2 million during each of the six months ended June 24, 2012 and June 26, 2011.

Effective June 25, 2007, the HSI plan provides for post-retirement medical, dental and life insurance benefits for salaried employees who had attained age 55 and completed 20 years of service as of December 31, 2005. Any salaried employee already receiving post-retirement medical coverage as of June 25, 2007 will continue to be covered by the plan. For eligible union employees hired on or before July 1, 1996, the healthcare plan provides for post-retirement medical coverage for an employee who, immediately preceding his/her retirement date, was an active participant in the retirement plan and has attained age 55 as of his/her retirement date. For eligible union employees hired after July 1, 1996, the plan provides post-retirement health coverage for an employee who, immediately preceding his/her retirement date, was an active participant in the retirement plan and has attained age 55 and has a combination of age and service totaling 75 years or more as of his/her retirement date. The Company recorded net periodic benefit costs of $0.1 million during each of the quarters ended June 24, 2012 and June 26, 2011, and 0.2 million during each of the six months ended June 24, 2012 and June 26, 2011.

Other Plans

Under collective bargaining agreements, the Company participates in a number of union-sponsored, multi-employer benefit plans. Payments to these plans are made as part of aggregate assessments generally based on hours worked, tonnage of cargo moved, or a combination thereof. Expense for these plans is recognized as contributions are funded. In addition to the higher contributions the Company has made as a result of negative investment performance and lower discount rates due to lower interest rates, the Company has also made higher payments related to increased assessments as a result of lower container volumes and increased benefit costs. If the Company exits these markets, it may be required to pay a potential withdrawal liability if the plans are underfunded at the time of the withdrawal. Any adjustments would be recorded when it is probable that a liability exists and it is determined that markets will be exited.

13.	Employee Benefit Plans

Savings Plans

The Company provides a 401(k) Savings Plan for substantially all of its employees who are not part of collective bargaining agreements. Under provisions of the savings plan, an employee is immediately vested with respect to Company contributions. Historically, the Company has matched 100% of employee contributions up to 6% of qualified compensation. However, during the fourth quarter of 2009, the Company reduced its match to 50% of employee contributions up to 6% of qualified compensation. The cost for this benefit totaled $1.0 million, $1.1 million and $2.1 million for the years ended December 25, 2011, December 26, 2010 and December 20, 2009, respectively. The Company also administers a 401(k) plan for certain union employees with no Company match.

Pension and Post-Retirement Benefit Plans

The Company provides pension and post-retirement benefit plans for certain of its union workers. Each of the plans is described in more detail below. A decline in the value of assets held by these plans, caused by negative performance of the investments in the financial markets, and lower discount rates due to falling interest rates, has resulted in higher contributions to these plans.

Pension Plans

The Company sponsors a defined benefit plan covering approximately 30 union employees as of December 25, 2011. The plan provides for retirement benefits based only upon years of service. Employees whose terms and conditions of employment are subject to or covered by the collective bargaining agreement between Horizon Lines and the International Longshore & Warehouse Union Local 142 are eligible to participate once they have completed one year of service. Contributions to the plan are based on the projected unit credit actuarial method and are limited to the amounts that are currently deductible for income tax purposes. The Company recorded net periodic benefit costs of $0.7 million during each of the years ended December 25, 2011 and December 26, 2010, and $0.8 million during the year December 20, 2009. The plan was underfunded by $0.9 million and $1.3 million at December 25, 2011 and December 26, 2010, respectively.

The HSI pension plan covering approximately 50 salaried employees was frozen to new entrants as of December 31, 2005. Contributions to the plan are based on the projected unit credit actuarial method and are limited to the amounts that are currently deductible for income tax purposes. The Company recorded net periodic benefit costs of $0.2 million during each of the years ended December 25, 2011 and December 26, 2010, and $0.3 million during the year ended December 20, 2009. The plan was underfunded by $2.8 million and $2.5 million at December 25, 2011 and December 25, 2010, respectively.

Post-retirement Benefit Plans

In addition to providing pension benefits, the Company provides certain healthcare (both medical and dental) and life insurance benefits for eligible retired members (“post-retirement benefits”). For eligible employees hired on or before July 1, 1996, the healthcare plan provides for post-retirement health coverage for an employee who, immediately preceding his/her retirement date, was an active participant in the retirement plan and has attained age 55 as of his/her retirement date. For eligible employees hired after July 1, 1996, the plan provides post-retirement health coverage for an employee who, immediately preceding his/her retirement date, was an active participant in the retirement plan and has attained a combination of age and service totaling 75 years or more as of his/her retirement date. The net periodic benefit costs related to the post-retirement benefits were $0.7 million, $0.5 million, and $0.8 million during the years ended December 25, 2011, December 26, 2010, and December 20, 2009, respectively. The post-retirement benefit plan was underfunded by $5.2 million and $5.1 million at December 25, 2011 and December 26, 2010, respectively.

Effective June 25, 2007, the HSI plan provides for post-retirement medical, dental and life insurance benefits for salaried employees who had attained age 55 and completed 20 years of service as of December 31, 2005. Any salaried employee already receiving post-retirement medical coverage as of June 25, 2007 will continue to be covered by the plan. For eligible union employees hired on or before July 1, 1996, the healthcare plan provides for post-retirement medical coverage for an employee who, immediately preceding his/her retirement date, was an active participant in the retirement plan and has attained age 55 as of his/her retirement date. For eligible union employees hired after July 1, 1996, the plan provides post-retirement health coverage for an employee who, immediately preceding his/her retirement date, was an active participant in the retirement plan and has attained age 55 and has a combination of age and service totaling 75 years or more as of his/her retirement date. The Company recorded net periodic benefit costs of $0.4 million during each of the years ended December 25, 2011, December 26, 2010, and December 20, 2009. The plan was underfunded by $4.9 million and $5.7 million at December 25, 2011 and December 26, 2010, respectively.

Obligations and Funded Status

	Pension Plans		Post-retirement Benefit Plans
	2011	2010	2011	2010
	(In thousands)
Change in Benefit Obligation
Beginning obligations	$(11,914)	$(10,771)	$(10,788)	$(8,925)
Service cost	(415)	(396)	(383)	(312)
Interest cost	(712)	(675)	(643)	(557)
Amendments	—	—	—	—
Actuarial gain (loss)	449	(464)	1,521	(1,223)
Benefits paid	408	392	216	229

Ending obligations	(12,184)	(11,914)	(10,077)	(10,788)

Change in Plans’ Assets
Beginning fair value	8,128	7,064	—	—
Actual return on plans’ assets	(79)	786	—	—
Employer contributions	917	670	—	—
Benefits paid	(408)	(392)	—	—

Ending fair value	8,558	8,128	—	—

Funded status at end of year	$(3,626)	$(3,786)	$(10,077)	$(10,788)

Net Periodic Benefit Cost

	Pension Plans		Post-retirement Benefit Plans
	2011	2010	2011	2010
	(In thousands)
Service cost	$415	$396	$383	$312
Interest cost	712	675	643	558
Expected return on plan assets	(624)	(526)	—	—
Amortization of prior service cost	255	255	103	103
Amortization of transition obligation	102	102	—	—
Amortization of (gain) loss	—	(23)	(28)	(26)

Net periodic benefit cost	$860	$879	$1,101	$947

Rate Assumptions

	Pension Plans		Post-retirement Benefit Plans
	2011	2010	2011	2010
Weighted-average discount rate used in determining net periodic cost	6.1%	6.4%	6.1%	6.4%
Weighted-average expected long-term rate of return on plan assets in determination of net periodic costs	7.5%	7.5%	0.0%	0.0%
Weighted-average rate of compensation increase(1)	0.0%	0.0%	0.0%	0.0%
Weighted-average discount rate used in determination of projected benefit obligation	5.3%	6.1%	5.3%	6.1%
Assumed health care cost trend:
Initial trend	N/A	N/A	9.0	9.0
Ultimate trend rate	N/A	N/A	5.0	5.0

(1)	The defined benefit plan benefit payments are not based on compensation, but rather on years of service.

For every 1% increase in the assumed health care cost trend rate, service and interest cost will increase $0.2 million and the Company’s benefit obligation will increase $1.7 million. For every 1% decrease in the assumed health care cost trend rate, service and interest cost will decrease $0.2 million and the Company’s benefit obligation will decrease $1.3 million. Expected Company contributions during 2012 total $0.8 million, all of which is related to the pension plan. The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid (in thousands):

Fiscal Year Ending	Pension Plans	Post-retirement Benefit Plans
2012	$482	$329
2013	523	362
2014	554	354
2015	585	364
2016	602	380
2017-2021	3,790	2,228

	$6,536	$4,017

The Company’s pension plans’ investment policy and weighted average asset allocations at December 25, 2011 and December 26, 2010 by asset category are as follows:

Asset Category	Pension Assets at December 25, 2011	Pension Assets at December 26, 2010
Cash	4%	2%
Equity	62%	58%
Debt securities	34%	40%

	100%	100%

The objective of the pension plan investment policy is to grow assets in relation to liabilities, while prudently managing the risk of a decrease in the pension plans’ assets. The pension plan management committee has established a target investment mix with upper and lower limits for investments in equities, fixed-income and other appropriate investments. Assets will be re-allocated among asset classes from time-to-time to maintain the target investment mix. The committee has established a target investment mix of 65% equities and 35% fixed-income for the plans. All pension plan assets are classified within Level 1 of the fair value hierarchy.

The expected return on plan assets is based on the asset allocation mix and historical return, taking into account current and expected market conditions.

Other Plans

Under collective bargaining agreements, the Company participates in a number of union-sponsored, multi-employer benefit plans. Payments to these plans are made as part of aggregate assessments generally based on hours worked, tonnage moved, or a combination thereof. Expense for these plans is recognized as contributions are funded.

The Company participates in the following multi-employer health and benefit plans:

Health and Benefits Fund	EIN/Pension Plan Number	5% Contributor	Multi-employer Contribution (in thousands)			Surcharge Imposed	Expiration Date of Collective Bargaining Agreement
			2011	2010	2009
ILA — PRSSA Welfare Fund	66-0214500 - 501	Yes	$3,159	$3,571	$3,359	No	September 30, 2012
MEBA Medical and Benefits Plan	13-5590515 - 501	Yes	2,876	2,981	3,837	No	June 15, 2022
MM&P Health and Benefit Plan	13-6696938 - 501	Yes	2,780	2,753	3,356	No	June 15, 2017
Alaska Teamster-Employer Welfare Trust	91-6034674 - 501	Yes	3,064	2,605	2,453	No	June 30, 2011
All Alaska Longshore Health and Welfare Trust Fund	91-6070467 - 501	Yes	2,112	1,752	1,510	No	June 30, 2012
Seafarers Health and Benefits Plan(1)	13-5557534 - 501	Yes	6,263	6,254	7,176	No	June 30, 2012
Western Teamsters Welfare Trust	91-6033601 - 501	No	2,731	2,996	2,865	No	March 31, 2013
Office and Professional Employees Welfare Fund	23-7120690 - 501	No	139	132	112	No	November 9, 2012
Stevedore Industry Committee Welfare Benefit Plan	99-0313967 - 501	Yes	3,265	3,448	3,044	No	June 30, 2014

			$26,389	$26,492	$27,712

(1)	Contributions made to the Seafarers Health and Benefits Plan are re-allocated to the Seafarers Pension Fund at the discretion of the plan Trustee.

The Company participates in the following multi-employer pension plans:

Pension Fund	EIN/Pension Plan Number	Pension Protection Act Zone Status		FIP/RP Status/ Pending/ Implemented	5% Contri- butor	Multi-employer Contribution (in thousands)			Sur- charge Imposed	Expiration Date of Collective Bargaining Agreement
		2011	2010			2011	2010	2009
ILA — PRSSA Pension Fund	51-0151862 - 001	Green	Green	No	Yes	$2,391	$2,015	$1,724	No	September 30, 2012
MEBA Pension Trust	51-6029896 - 001	Green	Green	No	No	—	—	—	No	June 15, 2022
Masters, Mates and Pilots Pension Plan	13-6372630 - 001	Green	Red	No	Yes	4,457	5,023	4,710	No	June 15, 2017
Local 153 Pension Fund	13-2864289 - 001	Red	Orange	Implemented	Yes	330	341	301	No	November 9, 2012
Alaska Teamster-Employer Pension Plan	92-6003463 - 024	Red	Red	Implemented	Yes	3,210	2,529	2,449	Yes	June 30, 2011
All Alaska Longshore Pension Plan	91-6085352 - 001	Green	Green	No	Yes	846	693	598	No	June 30, 2012
Seafarers Pension Fund (1)	13-6100329 - 001	Green	Green	No	Yes	—	—	—	No	June 30, 2012
Western Conference of Teamsters Pension Plan	91-6145047 - 001	Green	Green	No	No	4,717	4,514	3,463	No	March 31, 2013
Western Conference of Teamsters Supplemental Benefit Trust	95-3746907 - 001	Green	Green	No	Yes	203	200	207	No	March 31, 2013
Western States Office and Professional Employees Pension Fund	94-6076144 - 001	Red	Red	Implemented	No	81	82	77	No	November 9, 2012
Hawaii Stevedoring Multiemployer Pension Plan	99-0314293 - 001	Yellow	Yellow	Implemented	Yes	2,631	2,940	2,523	No	June 30, 2014
Hawaii Terminals Multiemployer Pension Plan	20-0389370 - 001	Yellow	Yellow	Implemented	No	277	288	252	No	June 30, 2014

						$19,143	$18,625	$16,304

(1)	The Company does not make contributions directly to the Seafarers Pension Plan. Instead, contributions are made to the Seafarers Health and Benefits Plan and subsequently re-allocated to the Seafarers Pension Fund at the discretion of the plan Trustee.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
14.	Commitments and Contingencies

Legal Proceedings

On April 17, 2008, the Company received a grand jury subpoena and search warrant from the United States District Court for the Middle District of Florida seeking information regarding an investigation by the Antitrust Division of the Department of Justice (“DOJ”) into possible antitrust violations in the domestic ocean shipping business. On February 23, 2011, the Company entered into a plea agreement with the DOJ and on March 22, 2011, the Court entered judgment accepting the Company’s plea agreement and imposed a fine of $45.0 million payable over five years without interest. The Company recorded a charge of $30.0 million during the year ended December 26, 2010, which represented the present value of the $45.0 million fine in installment payments. On April 28, 2011, the Court reduced the fine from $45.0 million to $15.0 million payable over five years without interest. As a result, during the six months ended June 26, 2011, the Company recorded a reversal of $19.2 million of the charge originally recorded during December 26, 2010.

Subsequent to the commencement of the DOJ investigation, thirty-two class action lawsuits on behalf of direct purchasers of ocean shipping services in the Puerto Rico tradelane were consolidated into a single multidistrict litigation (“MDL”) proceeding in the District of Puerto Rico. On June 11, 2009, the Company entered into a settlement agreement with the named plaintiff class representatives in the Puerto Rico MDL. Under the settlement agreement, the Company paid $20.0 million and agreed to provide a base-rate freeze to class members who elect such freeze in lieu of a cash payment.

One class action lawsuit relating to ocean shipping services in the Alaska tradelane is pending in the District of Alaska. The Company and the class plaintiffs have agreed to stay the Alaska litigation, and the Company intends to vigorously defend against the purported class action lawsuit in Alaska.

The Company received an administrative subpoena from the Department of Defense (“DOD”) for documents relating to an investigation involving fuel surcharges that freight forwarders may have improperly charged to the DOD. The Company is cooperating with the government with respect to this matter.

In the ordinary course of business, from time to time, the Company becomes involved in various legal proceedings. These relate primarily to claims for loss or damage to cargo, employees’ personal injury claims, and claims for loss or damage to the person or property of third parties. The Company generally maintains insurance, subject to customary deductibles or self-retention amounts, and/or reserves to cover these types of claims. The Company also, from time to time, becomes involved in routine employment-related disputes and disputes with parties with which it has contractual relations.

SFL Agreements

In April 2006, the Company completed a series of agreements with SFL to charter five new non-Jones Act qualified container vessels. On April 5, 2012, the Company entered into a Global Termination Agreement with SFL which enabled the Company to terminate early the bareboat charters of the five foreign-built, U.S.-flag vessels that formerly operated in the FSX service.

Pursuant to the Global Termination Agreement, in consideration for the early termination of the vessel leases, and related agreements and the mutual release of all claims thereunder, the Company agreed to: (i) issue to SFL $40.0 million in aggregate principal amount of Second Lien Notes; (ii) issue to SFL the number of warrants to purchase 9,250,000 shares of the Company’s common stock at a conversion price of $0.01 per common share; (iii) transfer to SFL certain property on board the vessels (such as bunker fuel, spare parts and equipment, and consumable stores) at the time of redelivery to SFL without any additional payment; (iv) reimburse reasonable costs incurred by SFL to (a) return the vessels from their current laid up status to operating status, which reimbursement shall not exceed $0.6 million, (b) reposition the vessels from the Philippines to either Hong Kong or Singapore, which reimbursement shall not exceed $0.1 million, (c) remove the Company’s stack insignia and name from the vessels, which reimbursement shall not exceed $0.1 million, and (d) complete the reflagging of the vessels to the Marshall Islands registry, which approximated $0.1 million; and (v) reimburse SFL for their reasonable costs and expenses incurred in connection with the transaction, which we estimate represents an aggregate reimbursement obligation to the SFL Parties of $0.6 million. The Company paid a total of $0.7 million during the first half of 2012 and expects to pay up to $0.8 million during the second half of 2012.

In connection with the Global Termination Agreement, the Company adjusted the restructuring charge related to its vessel lease obligations originally recorded during the 4th quarter of 2011. Based on (i) the issuance to SFL of $40.0 million in aggregate principal amount of Second Lien Senior Secured Notes due 2016, (ii) the 9,250,000 warrants issued to SFL multiplied by the closing price of the Company’s stock on April 9, 2012, which served as the effective date of the agreement, (iii) fees associated with the vessel lease termination, (iv) reimbursement obligations to the SFL Parties, and (v) the net present value of the vessel lease liability as of April 9, 2012, the Company recorded an additional restructuring charge of $14.1 million during the second quarter of 2012, which has been recorded as part of discontinued operations.

Standby Letters of Credit

The Company has standby letters of credit, primarily related to its property and casualty insurance programs. On June 24, 2012 and December 25, 2011, these letters of credit totaled $18.9 million and $19.6 million, respectively.

16.	Commitments and Contingencies

Legal Proceedings

Antitrust Matters

On April 17, 2008, the Company received a grand jury subpoena and search warrant from the United States District Court for the Middle District of Florida seeking information regarding an investigation by the Antitrust Division of the Department of Justice (“DOJ”) into possible antitrust violations in the domestic ocean shipping business. On February 23, 2011, the Company entered into a plea agreement with the DOJ and on March 22, 2011, the Court entered judgment accepting the Company’s plea agreement and imposed a fine of $45.0 million payable over five years without interest. The Company recorded a charge of $30.0 million during the year ended December 26, 2010, which represented the present value of the $45.0 million in installment payments. On April 28, 2011, the Court reduced the fine from $45.0 million to $15.0 million payable over five years without interest. As a result, during the year ended December 25, 2011, the Company recorded a reversal of $19.2 million of the charge originally recorded during December 26, 2010. The first $1.0 million of the fine was paid in April 2011 and the second $1.0 million payment was made in March 2012. The Company must make payments of $2.0 million on or before March 24, 2013, $3.0 million on or before March 24, 2014, $4.0 million on or before March 24, 2015, and $4.0 million on or before March 21, 2016. The plea agreement provides that the Company will not face additional charges relating to the Puerto Rico tradelane. In addition, the plea agreement provides that the Company will not face any additional charges in connection with the Alaska trade, and the DOJ has indicated that the Company is not a target or subject of any Hawaii or Guam aspects of its investigation.

Subsequent to the commencement of the DOJ investigation, thirty-two class action lawsuits on behalf of direct purchasers of ocean shipping services in the Puerto Rico tradelane were consolidated into a single multidistrict litigation (“MDL”) proceeding in the District of Puerto Rico. On June 11, 2009, the Company entered into a settlement agreement with the named plaintiff class representatives in the Puerto Rico MDL. Under the settlement agreement, the Company paid $20.0 million and agreed to provide a base-rate freeze to class members who elect such freeze in lieu of a cash payment.

Some class members elected to opt-out of the settlement. The Company and attorneys representing those shippers who (i) opted out of the Puerto Rico direct purchaser settlement and (ii) indicated an intention to pursue an antitrust claim against the Company relating to the Puerto Rico tradelane, entered into a settlement agreement, dated November 23, 2011. Pursuant to the terms of the settlement agreement, the Company paid $5.8 million and has agreed to make payments of $4.0 million on each of June 30, 2012 and December 24, 2012.

Twenty-five class action lawsuits relating to ocean shipping services in the Hawaii and Guam tradelanes were consolidated into a MDL proceeding in the Western District of Washington. The Company filed a motion to dismiss the claims in the Hawaii and Guam MDL, and the United States District Court for the Western District of Washington dismissed the plaintiffs’ complaint and amended complaint. Subsequently, the Court of Appeals affirmed the Court’s decision to dismiss the amended complaint.

One class action lawsuit relating to the Alaska tradelane is pending in the District of Alaska. The Company and the class plaintiffs have agreed to stay the Alaska litigation, and the Company intends to vigorously defend against the purported class action lawsuit in Alaska.

In addition, on July 9, 2008, a complaint was filed by Caribbean Shipping Services, Inc. in the Circuit Court, 4th Judicial Circuit in and for Duval County, Florida, against the Company and other domestic shipping carriers alleging price-fixing in violation of the Florida Antitrust Act and the Florida Deceptive and Unlawful Trade Practices Act. The complaint sought treble damages, injunctive relief, costs and attorneys’ fees. On October 31, 2011, the plaintiff dismissed its complaint against us.

Environmental Matters

The U.S. Coast Guard and the offices of the U.S. Attorney for the Northern and Central Districts of California investigated the use of one of the Company’s vessel’s oily water separator and related oil record book keeping on that vessel. The Company previously recorded provisions in its Consolidated Statement of Operations of $1.5 million relating to this contingency. On January 27, 2012, the Company entered into an agreement with the U.S. Department of Justice and the Court has entered judgment accepting the Company’s plea agreement. The Company pled guilty to two counts of providing federal authorities with false vessel oil record book keeping entries, and agreed to pay a fine of $1.0 million and donate an additional $0.5 million to the National Fish & Wildlife Foundation for environmental community service programs. The donation of $0.5 million is required to be paid on or before April 13, 2012, and the $1.0 million fine will be paid in $0.5 million installments due on or before January 27, 2013 and January 27, 2014, respectively.

Other Matters

On February 21, 2012, HLPR received a notice of alleged violation from the United States Department of Agriculture (“USDA”) relating to the sale of meat that was transported by the Company and eventually sold to a third party in Puerto Rico in the spring of 2009. The Company is investigating this matter and intends to cooperate fully with the USDA.

The Company received an administrative subpoena from the Department of Defense (“DOD”) for documents relating to an investigation involving fuel surcharges that freight forwarders may have improperly charged to the DOD. The Company is cooperating with the government with respect to this matter.

In the ordinary course of business, from time to time, the Company becomes involved in various legal proceedings. These relate primarily to claims for loss or damage to cargo, employees’ personal injury claims, and claims for loss or damage to the person or property of third parties. The Company generally maintains insurance, subject to customary deductibles or self-retention amounts, and/or reserves to cover these types of claims. The Company also, from time to time, becomes involved in routine employment-related disputes and disputes with parties with which it has contractual relations.

SFL Agreements

In April 2006, the Company completed a series of agreements with Ship Finance International Limited and certain of its subsidiaries (“SFL”) to charter five new non-Jones Act qualified container vessels. As a result of the shutdown of the Guam/FSX service, these vessels are currently not being utilized. On April 5, 2012, the Company entered into a Global Termination Agreement with SFL which enabled us to early terminate the bareboat charters. See Note 18 for additional details.

The bareboat charter for each new vessel was a “hell or high water” charter, and the obligation of the Company to pay charter hire thereunder for the vessel was absolute and unconditional. The aggregate annual charter hire for all of the five new vessels was approximately $32.0 million. Under the charters, the Company was responsible for crewing, insuring, maintaining, and repairing each vessel and for all other operating costs with respect to each vessel. The term of each of the bareboat charters was twelve years from the date of delivery of the related vessel, with a three year renewal option exercisable by the Company. In addition, the Company had the option to purchase all of the vessels following the five, eight, twelve, and, if applicable, fifteen year anniversaries of the date of delivery at pre-agreed purchase prices. If the Company elected to purchase all of the vessels after the five or eight year anniversary date, it would have the right to assume the outstanding debt related to each purchased vessel, and the amount of the debt so assumed would have been credited against the purchase price paid for the vessels. If the Company elected not to purchase the new vessels at the end of the initial twelve-year period and SFL sold the new vessels for less than a specified amount, the Company would have been responsible for paying the amount of such shortfall, which would not have exceeded $3.8 million per new vessel. If the new vessels were to be sold by SFL to an affiliated party for less than a different specified amount, the Company had the right to purchase the new vessels for that different specified amount.

Although the Company was not the primary beneficiary of the variable interest entities created in conjunction with the SFL transactions, the Company had an interest in the variable interest entities. Based on the Company’s analysis of the expected cash flows related to the variable interest entity, the Company believes only a remote likelihood exists that it would have become the primary beneficiary of the variable interest entity and would have been required to consolidate the variable interest entity. Certain contractual obligations and off-balance sheet obligations arising from this transaction included the annual operating lease obligations and the residual guarantee. The Company was accounting for the leases as operating leases. As of December 25, 2011, the residual guarantee was recorded at its fair value of approximately $0.3 million as a liability on the Company’s balance sheet.

Standby Letters of Credit

The Company has standby letters of credit, primarily related to its property and casualty insurance programs. On December 25, 2011 and December 26, 2010, these letters of credit totaled $19.6 million and $11.3 million, respectively.

Labor Relations

Approximately 70% of the Company’s total work force is covered by collective bargaining agreements. Two collective bargaining agreements, covering approximately 10% of the workforce have expired. The employees covered under these agreements are continuing to work under old agreements while we negotiate new agreements. Our collective bargaining agreements are scheduled to expire as follows: five in 2012, one in 2013, one in 2014, one in 2017, and one in 2022. The five agreements scheduled to expire in 2012 represent approximately 30% of the Company’s union work force.

Recent Accounting Pronouncements	6 Months Ended
Jun. 24, 2012
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements
15.	Recent Accounting Pronouncements

In June 2011, the FASB issued changes to the manner in which entities present comprehensive income in their financial statements. The new guidance requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The new guidance does not change the items that must be reported in other comprehensive income. In December 2011, the FASB deferred the requirement that companies present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. The new reporting requirement is effective for fiscal years and interim reporting periods within those years beginning after December 15, 2011, with early adoption permitted. The Company elected to early adopt the accounting pronouncement as of December 25, 2011, and the effect on the Company’s consolidated financial statements was to present activity impacting net income and other comprehensive loss in two consecutive statements.

In May 2011, the FASB issued changes to certain portions of the authoritative literature related to fair value measurements and disclosures in order to achieve common fair value measurement and disclosure requirements under GAAP and International Financial Reporting Standards. The update clarifies disclosures for financial instruments categorized within level 3 of the fair value hierarchy that require companies to provide quantitative information about unobservable inputs used, the sensitivity of the measurement to changes in those inputs, and the valuation processes used by the reporting entity. Implementation of this standard is effective for fiscal years and interim periods within those years beginning after December 15, 2011. Implementation of this standard did not have a material impact on the Company’s consolidated financial statements.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Subsequent Events [Abstract]
Subsequent Events
16.	Subsequent Events

On July 5, 2012, the Company granted Samuel A. Woodward, its President and Chief Executive Officer, 3,000,000 RSUs. The grant was made pursuant to the employment agreement between Mr. Woodward and the Company.

One half (1,500,000) of the RSUs will vest over December 31, 2012, December 31, 2013, December 31, 2014, and June 30, 2015, if Mr. Woodward remains in continuous employment with the Company. The Company expects to record approximately $1.0 million of compensation expense during the second half of 2012 related to these RSUs.

The other half (1,500,000) of the RSUs will vest on any of the same dates if Mr. Woodward remains in continuous employment with the Company and certain performance goals established by the Board of Directors or the Compensation Committee have been met. The Company expects to record approximately $0.2 million of compensation expense during the second half of 2012 related to these performance based RSUs.

On July 25, 2012, the Company granted 150,000 RSUs to each non-employee member of the Board of Directors. The RSUs for each director will vest over March 31, 2013, March 31, 2014 and March 31, 2015, if the director is continuously a member of the Board of Directors at those dates. The Company expects to record approximately $0.5 million of compensation expense during the second half of 2012 related to these RSUs.

On July 25, 2012, the Company granted certain senior management employees of the Company a total of approximately 2.8 million RSUs. One half of the RSUs granted will vest over March 31, 2013, March 31, 2014 and March 31, 2015 solely if the employee remains in continuous employment with the Company. The Company expects to record approximately $0.7 million of compensation expense during the second half of 2012 related to these service based RSUs. The other half of the RSUs will vest on any of those same dates if certain performance goals are met and the employee remains in continuous employment with the Company. The Company expects to record approximately $0.2 million of compensation expense during the second half of 2012 related to these performance based RSUs.

The Company is in discussions with representatives from APM Terminals (“APMT”), its terminal services provider in southern California, in connection with APMT’s participation in negotiations of the collective bargaining agreement with the Office and Clerical Union. Such negotiations could result in a strike, work stoppage or other slowdown by union represented employees. Any disruptions may result in higher operating costs or may adversely impact the Company’s operations, either of which could have a material and adverse effect on the Company’s business, financial condition or results of operations.

18.	Subsequent Events

Mandatory Conversion of Series B Notes

On January 11, 2012, the Company announced that it completed the mandatory debt-to-equity conversion of approximately $49.7 million of the Series B Notes. Under the terms of the recapitalization plan, the Company mandatorily converted at its option approximately $49.7 million of the Series B Notes at a conversion rate of 54.7196 shares of common stock (reflecting the 1-for-25 reverse stock split of the Company’s common stock effective December 7, 2011) per $1,000 principal amount of Series B Notes. Approximately $18.5 million of the Series B Notes were converted into 1.0 million shares of common stock with the remainder being converted into warrants exercisable into 1.7 million shares of common stock.

Conversion of Remaining Series A and Series B Notes

On March 27, 2012, the Company announced that it had signed restructuring support agreements with more than 96% of its noteholders to further deleverage its balance sheet in connection with and contingent upon a restructuring of the vessel charter obligations related to the Company’s discontinued trans-Pacific service. The restructuring support agreements provide, among other things, that substantially all of the remaining $228.4 million of the Company’s Series A and Series B Notes will be converted into 90% of the Company’s stock, or warrants for non-U.S. citizens (subject to limited equity retention to existing equity holders on terms to be agreed, and to dilution for a management incentive plan), as described below. The remaining 10% of the Company’s common stock would be available in connection with the restructuring of its obligations related to the vessels formerly used in the FSX service pursuant to the Global Termination Agreement, as described above. To that end, the conversion of the Series A and Series B Notes was contingent upon a number of conditions, including the restructuring of our charter obligations with respect to the vessels formerly used in the FSX service.

On April 9, 2012, pursuant to the restructuring support agreements and following the completion of the consent solicitations described below, essentially all of the holders of the Company’s Series A Notes and Series B Notes submitted irrevocable conversion notices to us. Upon completion of the conversion process, the Company expects, on an as-converted basis, holders of Series A Notes to hold approximately 81% of its outstanding shares and holders of Series B Notes to hold approximately 3% of its outstanding shares. In addition, on an as-converted basis, the Company expects SFL will hold approximately 10% of its outstanding shares (pursuant to the Global Termination Agreement described below). The remaining 6% of the Company’s outstanding shares will be held by existing share and warrant holders. The remaining 8% of the Company’s authorized share capital will be reserved for management incentive plans.

The conversion of the Series A Notes and the Series B Notes could have a material impact on the Company’s 2012 financial statements. Until such time the Company is able to obtain a definitive allocation between shares of its common stock and warrants to purchase shares of its common stock, the Company is unable to determine the potential impact on earnings per share.

Consent Solicitations

As part of the overall agreement under the restructuring support agreements described above, on March 29, 2012, the Company launched consent solicitations to make certain amendments to the indentures which govern the First Lien Notes, Second Lien Notes, and the Series A Notes and Series B Notes. These amendments provided (i) for the issuance of $40.0 million in aggregate principal amount of Second Lien Notes to SFL pursuant to the Global Termination Agreement, subordinated to the existing Second Lien Notes under certain circumstances, as described above, (ii) for the Company to pay-in-kind (PIK) interest payments on the Second Lien Notes, the Series A Notes and the Series B Notes, (iii) that SFL may purchase all other outstanding Second Lien Notes from the holders (at a purchase price equal to the principal amount of the Second Lien Notes, plus accrued and unpaid interest) under circumstances where, among other things, the Company commences liquidation, administration, or receivership or other similar proceedings and (iv) for Series B Note holders to convert their notes at their option.

On April 9, 2012, the Company obtained the requisite consents under each of the consent solicitations and entered into supplemental indentures with the U.S. Bank National Association, the trustee for the Notes, to amend the indentures pursuant to the consent solicitations. The Company concurrently obtained an amendment and acknowledgment from the lenders under its ABL credit agreement, among other things, to clarify that the amendments to the indentures which govern the First Lien Notes, Second Lien Notes, and the Series A Notes and Series B Notes and the issuance of the additional $40.0 million of Second Lien Notes are permitted under the ABL credit agreement.

NYSE Delisting

On October 14, 2011, the NYSE notified the Company trading in its common stock would be suspended on October 20, 2011. On October 20, 2011, the Company’s common stock began trading on the over-the-counter (“OTC”) market under a new stock symbol, HRZL. The Company requested a review of the NYSE’s determination by a committee of the Board of Directors of the NYSE Regulation. Upon the conclusion of the appeal process, the NYSE confirmed, on February 29, 2012, its determination to delist the Company’s common stock. The Company’s common stock was removed from listing on the NYSE and a Form 25 was filed on March 1, 2012.

Termination of Vessel Leases

On April 5, 2012, the Company entered into a Global Termination Agreement with SFL which enabled the Company to early terminate the bareboat charters of the five foreign-built, U.S.-flag vessels that formerly operated in the FSX service.

Pursuant to the Global Termination Agreement, in consideration for the early termination of the vessel leases, and related agreements and the mutual release of all claims thereunder, the Company agreed to: (i) issue to SFL $40.0 million in aggregate principal amount of Second Lien Senior Secured Notes due 2016; (ii) issue to SFL the number of warrants to purchase 9,250,000 shares of the Company’s common stock at a conversion price of $0.01 per common share, which in the aggregate represents 10% of the fully diluted shares of such common stock after giving effect to such issuance but subject to approximately 8% dilution for a management incentive plan; (iii) transfer to SFL certain property on board the vessels (such as bunker fuel, spare parts and equipment, and consumable stores) at the time of redelivery to SFL without any additional payment; (iv) reimburse reasonable costs incurred by SFL to (a) return the vessels from their current laid up status to operating status, which reimbursement shall not exceed $0.6 million, (b) reposition the vessels from the Philippines to either Hong Kong or Singapore, which reimbursement shall not exceed $0.1 million, (c) remove the Company’s stack insignia and name from the vessels, which reimbursement shall not exceed $0.1 million, and (d) complete the reflagging of the vessels to the Marshall Islands registry, which reimbursement is currently expected to approximate $0.1 million, which the company expects to pay during the first half of 2012; and (v) reimburse SFL for their reasonable costs and expenses incurred in connection with the transaction, which we estimate represents an aggregate reimbursement obligation to the SFL Parties of $0.6 million, which the company expects to pay during the first half of 2012.

Tonnage Tax Election

During the first quarter of 2012, after evaluating the merits and requirements of the tonnage tax regime, the Company revoked its election under subchapter R of the tonnage tax regime effective for the tax years beginning January 1, 2012. As a result, the activities attributable to the Company’s operation of the vessels in the Puerto Rico tradelane are no longer eligible as qualifying shipping activities under the tonnage tax regime, and therefore, the income (loss) derived from the Puerto Rico vessels will no longer be excluded from corporate income tax for U.S. federal income tax purposes. The Company’s decision was made based on several factors, including the profitability of the otherwise eligible trade routes in the foreseeable future and the discontinuance of the FSX service in the fourth quarter of 2011. Under the eligibility requirements of the tonnage tax regime, the Company may not elect back into the tonnage tax regime until five years following its revocation. The Company will reevaluate the merits of the tonnage tax regime at such time in the future.

The Company expects to account for the revocation of the tonnage tax as a change in tax status of its qualifying shipping activities. Accordingly, the Company will recognize the impact of the revocation of its tonnage tax election in the first quarter of 2012, the period for which the Company filed its revocation statement with the Internal Revenue Service. The Company anticipates the impact of its revocation will have a minimal impact on its Statement of Operations in the first quarter of 2012. Furthermore, the Company anticipates that a change in tax status will result in the revaluation of its deferred taxes. The Company anticipates an overall decrease in its net deferred tax assets of approximately $3.1 million, before the impact of the valuation allowance. After offsetting the decrease in net deferred tax assets with the anticipated valuation allowance, the impact on the Company’s net deferred taxes should be minimal.

Significant Accounting Policies	12 Months Ended
Dec. 25, 2011
Organization and Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies

Cash

Cash of the Company consists principally of cash held in banks and temporary investments having a maturity of three months or less at the date of acquisition.

Allowance for Doubtful Accounts and Revenue Adjustments

The Company maintains an allowance for doubtful accounts based upon the expected collectability of accounts receivable reflective of its historical collection experience. In circumstances in which management is aware of a specific customer’s inability to meet its financial obligation to the Company (for example, bankruptcy filings, accounts turned over for collection or litigation), the Company records a specific reserve for the bad debts against amounts due. For all other customers, the Company recognizes reserves for these bad debts based on the length of time the receivables are past due and other customer specific factors including, type of service provided, geographic location and industry. The Company monitors its collection risk on an ongoing basis through the use of credit reporting agencies. Accounts are written off after all means of collection, including legal action, have been exhausted. The Company does not require collateral from its trade customers.

In addition, the Company maintains an allowance for revenue adjustments consisting of amounts reserved for billing rate changes that are not captured upon load initiation. These adjustments generally arise: (1) when the sales department contemporaneously grants small rate changes (“spot quotes”) to customers that differ from the standard rates in the system; (2) when freight requires dimensionalization or is reweighed resulting in a different required rate; (3) when billing errors occur; and (4) when data entry errors occur. When appropriate, permanent rate changes are initiated and reflected in the system. These revenue adjustments are recorded as a reduction to revenue. During 2011, average revenue adjustments per month were approximately $0.4 million, on average total revenue per month of approximately $85.5 million (less than 0.4% of monthly revenue). In order to estimate the allowance for revenue adjustments related to ending accounts receivable, the Company prepares an analysis that considers average total monthly revenue adjustments and the average lag for identifying and processing these revenue adjustments. Based on this analysis, the Company establishes an allowance for approximately 55-65 days (dependent upon experience in the last twelve months) of average revenue adjustments, adjusted for billing errors. The lag is periodically adjusted based on actual historical experience. Additionally, the average amount of revenue adjustments per month can vary in relation to the level of sales or based on other factors (such as personnel issues that could result in excessive manual errors or in excessive spot quotes being granted). Both of these significant assumptions are continually evaluated for validity.

The allowance for doubtful accounts and revenue adjustments approximated $6.4 million and $6.8 million at December 25, 2011 and December 26, 2010, respectively.

Materials and Supplies

Materials and supplies consist primarily of fuel inventory aboard vessels and inventory for maintenance of property and equipment. Fuel is carried at cost on the first in, first out (FIFO) basis, while all other materials and supplies are carried at average cost.

Property and Equipment

Property and equipment are stated at cost. Certain costs incurred in the development of internal-use software are capitalized. Routine maintenance, repairs, and removals other than vessel dry-dockings are charged to expense. Expenditures that materially increase values, change capacities or extend useful lives of the assets are capitalized. Depreciation and amortization is computed by the straight-line method over the estimated useful lives of the assets. The estimated useful lives of the Company’s assets are as follows:

Buildings, chassis and cranes	25 years
Containers	15 years
Vessels	20-40 years
Software	3 years
Other	3-10 years

The Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If impairment indicators are present or if other circumstances indicate that an impairment may exist, the Company must then determine whether an impairment loss should be recognized. An impairment loss can be recognized for a long-lived asset (or asset group) that is held and used only if the sum of its estimated future undiscounted cash flows used to test for recoverability is less than its carrying value. Estimates of future cash flows used to test a long-lived asset (or asset group) for recoverability shall include only the future cash flows (cash inflows and associated cash outflows) that are directly associated with and that are expected to arise as a direct result of the use and eventual disposition of the long-lived asset (or asset group). Estimates of future cash flows should be based on an entity’s own assumptions about its use of a long-lived asset (or asset group). The cash flow estimation period should be based on the long-lived asset’s (or asset group’s) remaining useful life to the entity. When long-lived assets are grouped for purposes of performing the recoverability test, the remaining useful life of the asset group should be based on the useful life of the primary asset. The primary asset of the asset group is the principal long-lived tangible asset being depreciated that is the most significant component asset from which the group derives its cash-flow-generating capacity. Estimates of future cash flows used to test the recoverability of a long-lived asset (or asset group) that is in use shall be based on the existing service potential of the asset (or asset group) at the date tested. Existing service potential encompasses the long-lived asset’s estimated useful life, cash flow generating capacity, and, the physical output capacity. The estimated cash flows should include cash flows associated with future expenditures necessary to maintain the existing service potential, including those that replace the service potential of component parts, but they should not include cash flows associated with future capital expenditures that would increase the service potential. When undiscounted future cash flows will not be sufficient to recover the carrying amount of an asset, the asset is written down to its fair value.

Vessel Dry-docking

Vessels must undergo regular inspection, monitoring and maintenance, referred to as dry-docking, to maintain the required operating certificates. United States Coast Guard regulations generally require that vessels be dry-docked twice every five years. The costs of these scheduled dry-dockings are customarily capitalized and are then amortized over a 30-month period beginning with the accounting period following the vessel’s release from dry-dock, because dry-dockings enable the vessel to continue operating in compliance with U.S. Coast Guard requirements,.

The Company takes advantage of vessel dry-dockings to also perform normal repair and maintenance procedures on the vessels. These routine vessel maintenance and repair procedures are charged to expense as incurred. In addition, the Company will occasionally during a vessel dry-docking, replace vessel machinery or equipment and perform procedures that materially enhance capabilities of a vessel. In these circumstances, the expenditures are capitalized and depreciated over the estimated useful lives.

Leases

The Company leases certain vessels, facilities, equipment and vehicles under capital and operating leases. The commencement date of all leases is the earlier of the date the Company becomes legally obligated to make rent payments or the date the Company may exercise control over the use of the property. Rent expense is recorded as incurred. Certain of the Company’s leases contain fluctuating or escalating payments and rent holiday periods. The related rent expense is recorded on a straight-line basis over the lease term. Leasehold improvements associated with assets utilized under capital or operating leases are amortized over the shorter of the asset’s useful life or the lease term.

Intangible Assets

Intangible assets consist of goodwill, customer contracts/relationships, trademarks, and deferred financing costs. The Company amortizes customer contracts/relationships using the straight line method over the expected useful lives of 4 to 10 years. The Company also amortizes trademarks using the straight line method over the expected life of the related trademarks of 15 years. The Company amortizes debt issue cost using the effective interest method over the term of the related debt.

Goodwill and other intangible assets with indefinite useful lives are not amortized, but are subject to annual impairment tests as of the first day of the fourth quarter. At least annually, or sooner if there is an indicator of impairment, the fair value of the reporting unit is calculated. If the calculated fair value is less than the carrying amount, an impairment loss might be recognized. In these instances, a discounted cash flow model is used to determine the current estimated fair value of the reporting unit. A number of significant assumptions and estimates are involved in the application of the discounted cash flow model to forecast operating cash flows, including market growth and market share, sales volumes and prices, costs of service, discount rate and estimated capital needs. Management considers historical experience and all available information at the time the fair values of its reporting unit is estimated. Assumptions in estimating future cash flows are subject to a high degree of judgment and complexity. Changes in assumptions and estimates may affect the carrying value of goodwill and could result in additional impairment charges in future periods.

The Company assesses goodwill for impairment at the reporting unit level, which is defined as an operating segment or one level below an operating segment, referred to as a component. The Company identified its reporting units by first determining its operating segments, and then assessed whether any components of the operating segments constituted a business for which discrete financial information is available and where segment management regularly reviews the operating results of the component. With the discontinuance of the logistics services segment in 2010, the Company concluded it had one operating segment and one reporting unit consisting of the container shipping business.

The Company uses the two-step method prescribed by ASC 350, Intangibles-Goodwill and Other, to determine goodwill impairment. If the carrying amount of the Company’s single reporting unit exceeds its fair value (step one), the Company measures the possible goodwill impairment based on a hypothetical allocation of the estimated fair value of the reporting unit to all of the underlying assets and liabilities, including previously unrecognized intangible assets (step two). The excess of the reporting unit’s fair value over the amounts assigned to its assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized to the extent the reporting unit’s recorded goodwill exceeds the implied fair value of goodwill.

Revenue Recognition

The Company records transportation revenue and an accrual for the corresponding costs to complete delivery when the cargo first sails from its point of origin. The Company believes this method of revenue recognition does not result in a material difference in reported net income on an annual or quarterly basis, as compared to recording transportation revenue between accounting periods based upon the relative transit time within each respective period with expenses recognized as incurred. The Company recognizes revenue and related costs of sales for terminal and other services upon completion of services.

Insurance Reserves

The Company maintains insurance for casualty, property and health claims. Most of the Company’s insurance arrangements include a level of self-insurance. Reserves are established based on the nature of the claim or the value of cargo damaged and the use of current trends and historical data for other claims. These estimates are based on historical information along with certain assumptions about future events and also include reserves for claims incurred but not reported, where applicable.

Derivative Instruments

The Company recognizes all derivative instruments in the financial statements at fair value. The Company occasionally utilizes derivative instruments tied to various indexes to hedge a portion of its exposure to bunker fuel price increases. These instruments consist of fixed price swap agreements. The Company does not use derivative instruments for trading purposes. Credit risk related to the derivative financial instruments is considered minimal and is managed by requiring high credit standards for its counterparties.

Changes in fair value of derivative financial instruments are recorded as adjustments to the assets or liabilities being hedged in the statement of operations or in accumulated other comprehensive income (loss), depending on whether the derivative is designated and qualifies for hedge accounting, the type of hedge transaction represented and the effectiveness of the hedge.

Income Taxes

The Company accounts for income taxes under the liability method whereby deferred tax assets and liabilities are measured using enacted tax laws and rates expected to apply to taxable income in the years in which the assets and liabilities are expected to be recovered or settled. The effects on deferred tax assets and liabilities of subsequent changes in the tax laws and rates are recognized in income during the year the changes are enacted. Deferred tax assets are reduced by a valuation allowance when, in the judgment of management, it is more likely than not that some portion or all of the deferred tax assets will not be realizable.

Stock-based Compensation

The value of each equity-based award is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes model takes into account volatility in the price of our stock, the risk-free interest rate, the estimated life of the equity-based award, the closing market price of our stock and the exercise price. Due to the lack of trading activity since our stock became publicly traded at the time of our most recent stock option grant in 2008, we based our estimates of stock price volatility on the average of (i) our historical stock price over the period in which it had been publicly traded and (ii) historical volatility of similar entities commensurate with the expected term of the equity-based award; however, this estimate is neither predictive nor indicative of the future performance of our stock. The estimates utilized in the Black-Scholes calculation involve inherent uncertainties and the application of management judgment. In addition, we are required to estimate the expected forfeiture rate and only recognize expense for those options expected to vest.

Pension and Post-retirement Benefits

The Company has noncontributory pension plans and post-retirement benefit plans covering certain union employees. Costs of these plans are charged to current operations and consist of several components that are based on various actuarial assumptions regarding future experience of the plans. In addition, certain other union employees are covered by plans provided by their respective union organizations. The Company expenses amounts as paid in accordance with union agreements.

Amounts recorded for the pension plan and the post-retirement benefit plan reflect estimates related to future interest rates, investment returns, and employee turnover. The Company reviews all assumptions and estimates on an ongoing basis.

The Company is required to recognize the overfunded or underfunded status of its defined benefit and post-retirement benefit plans as an asset or liability, with changes in the funded status recognized as an adjustment to the ending balance of other accumulated comprehensive income (loss) in the year they occur. The pension plan and the post-retirement benefit plans are in an underfunded status.

Computation of Net Income (Loss) per Share

Basic net income (loss) per share is computed by dividing net income (loss) by the weighted daily average number of shares of common stock outstanding during the period. Certain of the Company’s unvested stock-based awards contain non-forfeitable rights to dividends. As a result, these participating securities are included in the denominator for basic net income (loss) per share. Diluted net income per share is computed using the weighted daily average number of shares of common stock outstanding for the period plus dilutive potential common shares, including stock options and warrants using the treasury-stock method and from convertible preferred stock using the “if converted” method.

Fiscal Period

The fiscal period of the Company typically ends on the Sunday before the last Friday in December. For fiscal year 2011, the fiscal period began on December 27, 2010 and ended on December 25, 2011. For fiscal year 2010, the fiscal period began on December 21, 2009 and ended on December 26, 2010. For fiscal year 2009, the fiscal period began on December 22, 2008 and ended on December 20, 2009. The fiscal years ended December 25, 2011 and December 20, 2009 each consisted of 52 weeks and the fiscal year ended December 26, 2010 consisted of 53 weeks.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results may differ from those estimates. Significant estimates include the assessment of the realization of accounts receivable, deferred tax assets and long-lived assets, fair value estimates, recognition of reserves, and the useful lives of intangible assets and property and equipment.

Recent Accounting Pronouncements

In September 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-09, “Compensation-Retirement Benefits-Multiemployer Plans (Subtopic 715-80): Disclosures about an Employer’s Participation in a Multiemployer Plan”. This subtopic addresses concerns from users of financial statements on the lack of transparency about an employer’s participation in a multiemployer pension plan. The disclosures also will indicate the financial health of all of the significant plans in which the employer participates and assist a financial statement user to access additional information that is available outside of the financial statements. The subtopic is effective for annual reporting periods ending after December 15, 2011. The Company adopted this topic as of December 25, 2011 and has included the required disclosures in Note 13. The adoption did not have a material effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued changes to the manner in which entities present comprehensive income in their financial statements. The new guidance requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The new guidance does not change the items that must be reported in other comprehensive income. In December 2011, the FASB deferred the requirement that companies present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. The new reporting requirement is effective for fiscal years and interim reporting periods within those years beginning after December 15, 2011, with early adoption permitted. The Company has elected to early adopt the accounting pronouncement, and the effect on the Company’s consolidated financial statements was to present activity impacting net income and other comprehensive loss in two consecutive statements.

In January 2010, the FASB issued an amendment to the accounting for fair value measurements and disclosures. This amendment details additional disclosures on fair value measurements, requires a gross presentation of activities within a Level 3 roll-forward, and adds a new requirement to disclose transfers in and out of Level 1 and Level 2 measurements. The new disclosures are required of all entities that are required to provide disclosures about recurring and nonrecurring fair value measurements. This amendment is effective in the first interim or reporting period beginning after December 15, 2009, with an exception for the gross presentation of Level 3 roll-forward information, which is required for annual reporting periods beginning after December 15, 2010, and for interim reporting periods within those years. The adoption of the provisions of this amendment required in the first interim period after December 15, 2009 did not have a material impact on the Company’s financial statement disclosures. In addition, the adoption of the provisions of this amendment during the quarter ended March 27, 2011 did not have a material impact on the Company’s financial statement disclosures.

Supplemental Cash Flow Information

The Company’s employee stock purchase plan contains a dividend reinvestment provision. As such, during each 2010 and 2009, the Company retained $0.1 million, related to quarterly dividends paid on outstanding shares purchased through the employee stock purchase plan and issued 18 thousand and 26 thousand shares, respectively, of its common stock.

Cash payments (refunds) for interest and income taxes were as follows (in thousands):

	Fiscal Years Ended
	December 25, 2011	December 26, 2010	December 20, 2009
Interest	$34,609	$26,199	$24,479
Income taxes	(102)	(14)	(678)

Impairment Charges	12 Months Ended
Dec. 25, 2011
Impairment Charges and Intangible Assets [Abstract]
Impairment Charges
4.	Impairment Charges

The following table presents the components of the impairment charges (in thousands):

	Fiscal Years Ended
	December 25, 2011	December 26, 2010	December 20, 2009
Equipment	$2,997	$2,655	$—
Vessels	—	—	1,867

Total	$2,997	$2,655	$1,867

Equipment

The Company is constructing cranes that were initially expected to be utilized in the Company’s Anchorage, Alaska terminal and were expected to be installed and become fully operational in December 2010. However, the Port of Anchorage Intermodal Expansion Project is encountering delays that could continue until 2014 or beyond. During the second quarter of 2011, the Company initiated a plan to sell these cranes and they were classified as assets held for sale at that time. As a result of the reclassification to assets held for sale, the Company recorded an impairment charge of $2.8 million to write down the carrying value of the cranes to their estimated fair value less costs to sell of $15.4 million. During the fourth quarter of 2011, due to the decline in the estimated proceeds to be received from the sale, the Company reevaluated the plan to sell the cranes. As a result, the Company terminated the plan to sell the cranes and is now expected to deploy the cranes in one of the Company’s other terminal locations. The Company reclassified the cranes to assets held for use and included the cranes as part of construction in progress as of December 25, 2011.

During 2010, the Company reviewed its inventory of owned and leased equipment. The company identified certain of its owned and leased equipment that were not expected to be employed during the foreseeable future or that would be returned to the lessor. As such, the Company recorded a charge of $2.7 million related to the impaired equipment.

Vessels

During 2006, the Company completed a series of agreements to charter five new non-Jones Act qualified container vessels (the “new vessels”). These new vessels were deployed in the Company’s trade routes between the U.S. west coast and Asia and Guam. As a result of the deployment of the new vessels, five of the Company’s Jones Act qualified vessels became spare vessels available for seasonal and dry-dock needs. The Company maintains one vessel for seasonal deployment in the Alaska trade, and one dry-dock relief vessel on both the U.S east coast and U.S. west coast. The remaining two spare vessels were tested for potential impairment. The fair value of each of the spare vessels was determined using the scrap value less certain costs to sell the assets. The carrying value of the spare vessels was in excess of the fair value, and as such, during the year ended December 20, 2009 the Company recorded a write-down of $1.9 million related to its spare vessels.

Leases	12 Months Ended
Dec. 25, 2011
Leases [Abstract]
Leases
12.	Leases

The Company leases certain equipment and facilities under operating lease agreements. Non-cancelable, long-term leases generally include provisions for maintenance, options to purchase at fair value and to extend the terms. Rent expense under operating lease agreements totaled $110.6 million, $107.3 million and $104.2 million for the years ended December 25, 2011, December 26, 2010 and December 20, 2009, respectively.

Future minimum lease obligations at December 25, 2011 are as follows (in thousands):

Fiscal Year Ending December	Non- Cancelable Operating Leases	Capital Lease
2012	$121,036	$2,331
2013	116,571	1,526
2014	100,339	1,526
2015	80,184	1,526
2016	45,622	1,526
Thereafter	95,073	1,400

Total future minimum lease obligation	$558,825	9,835

Less: amounts representing interest		2,305

Present value of future minimum lease obligation		7,530
Current portion of capital lease obligation		1,646

Long-term portion of capital lease obligation		$5,884

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 25, 2011
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)
17.	Quarterly Financial Data (Unaudited)

Set forth below are unaudited quarterly financial data (in thousands, except per share amounts):

	Fiscal Year 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenue	$240,720	$253,731	$267,629	$264,084
Operating (loss) income(1)(2)	(9,356)	18,096	(99,669)	(6,927)
(Loss) income from continuing operations	$(20,221)	$4,506	$(111,685)	$74,206
Loss from discontinued operations(3)	(13,851)	(9,921)	(14,682)	(137,769)

Net loss(1)(2)	$(34,072)	$(5,415)	$(126,367)	$(63,563)

Basic net (loss) income per share from continuing operations	$(16.43)	$3.63	$(90.36)	$34.43
Basic net loss per share from discontinued operations(3)	(11.25)	(7.99)	(11.88)	(63.93)

Basic net loss per share	$(27.68)	$(4.36)	$(102.24)	$(29.50)

Diluted net (loss) income per share from continuing operations	$(16.43)	$3.63	$(90.36)	$24.14
Diluted net loss per share from discontinued operations	(11.25)	(7.99)	(11.88)	(44.82)

Diluted net loss per share	$(27.68)	$(4.36)	$(102.24)	$(20.68)

	Fiscal Year 2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenue	$236,155	$250,607	$257,162	$256,131
Operating income (loss)(1)(2)	2,892	16,249	18,748	(32,995)
(Loss) income from continuing operations	$(6,771)	$6,176	$8,668	$(43,647)
Loss from discontinued operations	(6,473)	(2,526)	(921)	(12,475)

Net (loss) income(1)(2)	$(13,244)	$3,650	$7,747	$(56,122)

Basic net (loss) income per share from continuing operations	$(5.57)	$5.05	$7.02	$(35.49)
Basic net loss per share from discontinued operations	(5.32)	(2.06)	(0.75)	(10.14)

Basic net (loss) income per share	$(10.89)	$2.99	$6.27	$(45.63)

Diluted net (loss) income per share from continuing operations	$(5.57)	$4.99	$6.95	$(35.60)
Diluted net loss per share from discontinued operations	(5.32)	(2.04)	(0.74)	(10.18)

Diluted net (loss) income per share	$(10.89)	$2.95	$6.21	$(45.78)

(1)

The first, second, third, and fourth quarter of 2011 include expenses of $2.2 million, $0.9 million, $0.7 million, and $0.7 million, respectively, related to legal and professional fees associated with the DOJ investigation and the antitrust related litigation. The first, second, third, and fourth quarter of 2010 include expenses of $1.0 million, $1.0 million, $1.5 million, and $1.7 million, respectively, related to legal and professional fees associated with the DOJ investigation and the antitrust related litigation. The fourth quarter of 2010 includes expenses of $1.8 million related to the Company’s restructuring plan.

(2)	The second quarter of 2011 includes an impairment charge of $2.8 million. The third and fourth quarter of 2010 include $1.8 million and $0.8 million, respectively, related to an impairment charge. The third quarter of 2011 includes an estimated goodwill impairment charge of $117.5 million. During the fourth quarter of 2011, the Company completed the goodwill analysis and recorded a reduction of $2.2 million to the estimate recorded during the third quarter. The fourth quarter of 2011 includes a charge for $12.7 million related to the settlement with all of the remaining significant shippers who opted out of the Puerto Rico direct purchaser antitrust class action settlement. The fourth quarter of 2010 includes a $30.0 million charge for the settlement with the DOJ (which was reduced by $19.2 million during the second of 2011) and a $1.8 million charge for the settlement of the Puerto Rico indirect purchaser lawsuit.
(3)	The fourth quarter of 2011 includes a restructuring charge of $119.3 million related to the shutdown of the FSX service.

Valuation and Qualifying Accounts	12 Months Ended
Dec. 25, 2011
Valuation And Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

SCHEDULE II

HORIZON LINES, INC.

VALUATION AND QUALIFYING ACCOUNTS

YEARS ENDED DECEMBER 2011, 2010 AND 2009

(IN THOUSANDS)

	Beginning Balance	Charged to Cost and Expenses	Deductions	Charged to other Accounts		Ending Balance
Accounts receivable reserve:
Year ended December 25, 2011:
Allowance for doubtful accounts	$6,128	$2,613	$(2,975)	$—		$5,766
Allowance for revenue adjustments	632	—	(4,229)	4,247	(1)	650

	$6,760	$2,613	$(7,204)	$4,247		$6,416
Year ended December 26, 2010:
Allowance for doubtful accounts	$5,835	$1,478	$(1,185)	$—		$6,128
Allowance for revenue adjustments	757	—	(3,203)	3,078	(1)	632

	$6,592	$1,478	$(4,388)	$3,078		$6,760

Year ended December 20, 2009:
Allowance for doubtful accounts	$6,652	$1,845	$(2,662)	$—		$5,835
Allowance for revenue adjustments	801	—	(5,303)	5,259	(1)	757

	$7,453	$1,845	$(7,965)	$5,259		$6,592
Restructuring costs:
Year ended December 25, 2011	$2,042	$—	$(1,809)	$—		$233
Year ended December 26, 2010	$150	$2,057	$(165)	$—		$2,042
Year ended December 20, 2009	$3,197	$1,001	$(3,563)	$(485	)(2)	$150
Deferred tax assets valuation allowance:
Year ended December 25, 2011	$16,919	$(7,207)	$—	$(1,320	)(3)	$8,392
Year ended December 26, 2010	$8,974	$7,671	$—	$274	(3)	$16,919
Year ended December 20, 2009	$1,262	$9,727	$—	$(2,015	)(3)	$8,974

(1)	These revenue adjustments are recorded as a reduction to revenue.
(2)	Includes $0.5 million of stock-based compensation recorded in additional paid in capital.
(3)	Includes $1.3 million, $0.2 million, and $2.0 million recorded in other comprehensive income (loss).

Basis of Presentation (Policies)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Basis of Presentation [Abstract]
Basis of Presentation

The condensed consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany items have been eliminated in consolidation. Certain prior period balances have been reclassified to conform to current period presentation.

The Company has corrected an immaterial error in classification by including its $41.3 million principal and interest obligation as of June 24, 2012 under the Second Lien Notes issued to SFL, and the related deferred income taxes, as part of continuing operations in the Unaudited Condensed Consolidated Balance Sheet as of June 24, 2012. The Company has also corrected an immaterial error in classification by including $1.3 million of interest expense associated with the Second Lien Notes issued to SFL within net loss from continuing operations on the Unaudited Condensed Statements of Operations for the quarter and six months ended June 24, 2012.

The Unaudited Condensed Consolidated Statement of Cash Flows for the six months ended June 24, 2012 has been modified to disclose certain noncash transactions.

The Company has also included its Unaudited Consolidated Statement of Changes in Stockholders’ Equity (Deficiency) in order to more concisely disclose the impacts to shareholders’ equity during the six months ended June 24, 2012 as a result of the conversions of debt to equity and the issuance of warrants.

At a special meeting of the Company’s stockholders held on December 2, 2011, the Company’s stockholders approved an amendment to the Company’s certificate of incorporation effecting a reverse stock split. On December 7, 2011, the Company filed its restated certificate of incorporation to, among other things, effect the 1-for-25 reverse stock split. In connection with the reverse stock split, stockholders received one share of common stock for every 25 shares of common stock held at the effective time. The reverse stock split reduced the number of shares of outstanding common stock from 56.7 million to 2.3 million. Unless otherwise noted, all share-related amounts herein reflect the reverse stock split. In addition, proportional adjustments were made to the number of shares issuable upon the vesting of restricted shares and the exercise of outstanding options to purchase shares of common stock and the per share exercise price of those options.

During the third quarter of 2011, the Company began a review of strategic alternatives for its Five Star Express (“FSX”) service. As a result of several factors, including: 1) the projected continuation of volatile trans-Pacific freight rates, 2) high fuel prices, and 3) significant operating losses, the Company decided to discontinue its FSX service. On October 21, 2011, the Company finalized a decision to terminate the FSX service, and ceased all operations related to the FSX service during the fourth quarter of 2011. The entire component comprising the FSX service has been discontinued. Accordingly, there will not be any significant future cash flows related to these operations. As a result, the FSX service has been classified as discontinued operations in all periods presented.

During 2011, the entire component comprising the third-party logistics operations was discontinued. As part of the divestiture, the Company transitioned some of the operations and personnel to other logistics providers. There will not be any significant future cash flows related to these operations. In addition, the Company does not have any significant continuing involvement in the divested logistics operations. As a result, the logistics operations have been classified as discontinued operations in all periods presented.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X, and accordingly, certain financial information has been condensed and certain footnote disclosures have been omitted. Such information and disclosures are normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). These financial statements should be read in conjunction with the consolidated financial statements and footnotes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 25, 2011. The Company uses a 52 or 53 week (every sixth or seventh year) fiscal year that ends on the Sunday before the last Friday in December.

The financial statements as of June 24, 2012 and the financial statements for the quarters and six months ended June 24, 2012 and June 26, 2011 are unaudited; however, in the opinion of management, such statements include all adjustments necessary for the fair presentation of the financial information included herein, which are of a normal recurring nature. The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions and to use judgment that affects the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates. Results of operations for interim periods are not necessarily indicative of results for the full year.

Recent Accounting Pronouncements

In June 2011, the FASB issued changes to the manner in which entities present comprehensive income in their financial statements. The new guidance requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The new guidance does not change the items that must be reported in other comprehensive income. In December 2011, the FASB deferred the requirement that companies present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. The new reporting requirement is effective for fiscal years and interim reporting periods within those years beginning after December 15, 2011, with early adoption permitted. The Company elected to early adopt the accounting pronouncement as of December 25, 2011, and the effect on the Company’s consolidated financial statements was to present activity impacting net income and other comprehensive loss in two consecutive statements.

In May 2011, the FASB issued changes to certain portions of the authoritative literature related to fair value measurements and disclosures in order to achieve common fair value measurement and disclosure requirements under GAAP and International Financial Reporting Standards. The update clarifies disclosures for financial instruments categorized within level 3 of the fair value hierarchy that require companies to provide quantitative information about unobservable inputs used, the sensitivity of the measurement to changes in those inputs, and the valuation processes used by the reporting entity. Implementation of this standard is effective for fiscal years and interim periods within those years beginning after December 15, 2011. Implementation of this standard did not have a material impact on the Company’s consolidated financial statements.

Recent Accounting Pronouncements

In September 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-09, “Compensation-Retirement Benefits-Multiemployer Plans (Subtopic 715-80): Disclosures about an Employer’s Participation in a Multiemployer Plan”. This subtopic addresses concerns from users of financial statements on the lack of transparency about an employer’s participation in a multiemployer pension plan. The disclosures also will indicate the financial health of all of the significant plans in which the employer participates and assist a financial statement user to access additional information that is available outside of the financial statements. The subtopic is effective for annual reporting periods ending after December 15, 2011. The Company adopted this topic as of December 25, 2011 and has included the required disclosures in Note 13. The adoption did not have a material effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued changes to the manner in which entities present comprehensive income in their financial statements. The new guidance requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The new guidance does not change the items that must be reported in other comprehensive income. In December 2011, the FASB deferred the requirement that companies present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. The new reporting requirement is effective for fiscal years and interim reporting periods within those years beginning after December 15, 2011, with early adoption permitted. The Company has elected to early adopt the accounting pronouncement, and the effect on the Company’s consolidated financial statements was to present activity impacting net income and other comprehensive loss in two consecutive statements.

In January 2010, the FASB issued an amendment to the accounting for fair value measurements and disclosures. This amendment details additional disclosures on fair value measurements, requires a gross presentation of activities within a Level 3 roll-forward, and adds a new requirement to disclose transfers in and out of Level 1 and Level 2 measurements. The new disclosures are required of all entities that are required to provide disclosures about recurring and nonrecurring fair value measurements. This amendment is effective in the first interim or reporting period beginning after December 15, 2009, with an exception for the gross presentation of Level 3 roll-forward information, which is required for annual reporting periods beginning after December 15, 2010, and for interim reporting periods within those years. The adoption of the provisions of this amendment required in the first interim period after December 15, 2009 did not have a material impact on the Company’s financial statement disclosures. In addition, the adoption of the provisions of this amendment during the quarter ended March 27, 2011 did not have a material impact on the Company’s financial statement disclosures.

Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Organization and Significant Accounting Policies [Abstract]
Cash		Cash Cash of the Company consists principally of cash held in banks and temporary investments having a maturity of three months or less at the date of acquisition.
Allowance for Doubtful Accounts and Revenue Adjustments

Allowance for Doubtful Accounts and Revenue Adjustments

The Company maintains an allowance for doubtful accounts based upon the expected collectability of accounts receivable reflective of its historical collection experience. In circumstances in which management is aware of a specific customer’s inability to meet its financial obligation to the Company (for example, bankruptcy filings, accounts turned over for collection or litigation), the Company records a specific reserve for the bad debts against amounts due. For all other customers, the Company recognizes reserves for these bad debts based on the length of time the receivables are past due and other customer specific factors including, type of service provided, geographic location and industry. The Company monitors its collection risk on an ongoing basis through the use of credit reporting agencies. Accounts are written off after all means of collection, including legal action, have been exhausted. The Company does not require collateral from its trade customers.

In addition, the Company maintains an allowance for revenue adjustments consisting of amounts reserved for billing rate changes that are not captured upon load initiation. These adjustments generally arise: (1) when the sales department contemporaneously grants small rate changes (“spot quotes”) to customers that differ from the standard rates in the system; (2) when freight requires dimensionalization or is reweighed resulting in a different required rate; (3) when billing errors occur; and (4) when data entry errors occur. When appropriate, permanent rate changes are initiated and reflected in the system. These revenue adjustments are recorded as a reduction to revenue. During 2011, average revenue adjustments per month were approximately $0.4 million, on average total revenue per month of approximately $85.5 million (less than 0.4% of monthly revenue). In order to estimate the allowance for revenue adjustments related to ending accounts receivable, the Company prepares an analysis that considers average total monthly revenue adjustments and the average lag for identifying and processing these revenue adjustments. Based on this analysis, the Company establishes an allowance for approximately 55-65 days (dependent upon experience in the last twelve months) of average revenue adjustments, adjusted for billing errors. The lag is periodically adjusted based on actual historical experience. Additionally, the average amount of revenue adjustments per month can vary in relation to the level of sales or based on other factors (such as personnel issues that could result in excessive manual errors or in excessive spot quotes being granted). Both of these significant assumptions are continually evaluated for validity.

The allowance for doubtful accounts and revenue adjustments approximated $6.4 million and $6.8 million at December 25, 2011 and December 26, 2010, respectively.

Materials and Supplies

Materials and Supplies

Materials and supplies consist primarily of fuel inventory aboard vessels and inventory for maintenance of property and equipment. Fuel is carried at cost on the first in, first out (FIFO) basis, while all other materials and supplies are carried at average cost.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Certain costs incurred in the development of internal-use software are capitalized. Routine maintenance, repairs, and removals other than vessel dry-dockings are charged to expense. Expenditures that materially increase values, change capacities or extend useful lives of the assets are capitalized. Depreciation and amortization is computed by the straight-line method over the estimated useful lives of the assets. The estimated useful lives of the Company’s assets are as follows:

Buildings, chassis and cranes	25 years
Containers	15 years
Vessels	20-40 years
Software	3 years
Other	3-10 years

The Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If impairment indicators are present or if other circumstances indicate that an impairment may exist, the Company must then determine whether an impairment loss should be recognized. An impairment loss can be recognized for a long-lived asset (or asset group) that is held and used only if the sum of its estimated future undiscounted cash flows used to test for recoverability is less than its carrying value. Estimates of future cash flows used to test a long-lived asset (or asset group) for recoverability shall include only the future cash flows (cash inflows and associated cash outflows) that are directly associated with and that are expected to arise as a direct result of the use and eventual disposition of the long-lived asset (or asset group). Estimates of future cash flows should be based on an entity’s own assumptions about its use of a long-lived asset (or asset group). The cash flow estimation period should be based on the long-lived asset’s (or asset group’s) remaining useful life to the entity. When long-lived assets are grouped for purposes of performing the recoverability test, the remaining useful life of the asset group should be based on the useful life of the primary asset. The primary asset of the asset group is the principal long-lived tangible asset being depreciated that is the most significant component asset from which the group derives its cash-flow-generating capacity. Estimates of future cash flows used to test the recoverability of a long-lived asset (or asset group) that is in use shall be based on the existing service potential of the asset (or asset group) at the date tested. Existing service potential encompasses the long-lived asset’s estimated useful life, cash flow generating capacity, and, the physical output capacity. The estimated cash flows should include cash flows associated with future expenditures necessary to maintain the existing service potential, including those that replace the service potential of component parts, but they should not include cash flows associated with future capital expenditures that would increase the service potential. When undiscounted future cash flows will not be sufficient to recover the carrying amount of an asset, the asset is written down to its fair value.

Vessel Dry-docking

Vessel Dry-docking

Vessels must undergo regular inspection, monitoring and maintenance, referred to as dry-docking, to maintain the required operating certificates. United States Coast Guard regulations generally require that vessels be dry-docked twice every five years. The costs of these scheduled dry-dockings are customarily capitalized and are then amortized over a 30-month period beginning with the accounting period following the vessel’s release from dry-dock, because dry-dockings enable the vessel to continue operating in compliance with U.S. Coast Guard requirements,.

The Company takes advantage of vessel dry-dockings to also perform normal repair and maintenance procedures on the vessels. These routine vessel maintenance and repair procedures are charged to expense as incurred. In addition, the Company will occasionally during a vessel dry-docking, replace vessel machinery or equipment and perform procedures that materially enhance capabilities of a vessel. In these circumstances, the expenditures are capitalized and depreciated over the estimated useful lives.

Leases

Leases

The Company leases certain vessels, facilities, equipment and vehicles under capital and operating leases. The commencement date of all leases is the earlier of the date the Company becomes legally obligated to make rent payments or the date the Company may exercise control over the use of the property. Rent expense is recorded as incurred. Certain of the Company’s leases contain fluctuating or escalating payments and rent holiday periods. The related rent expense is recorded on a straight-line basis over the lease term. Leasehold improvements associated with assets utilized under capital or operating leases are amortized over the shorter of the asset’s useful life or the lease term.

Intangible Assets

Intangible Assets

Intangible assets consist of goodwill, customer contracts/relationships, trademarks, and deferred financing costs. The Company amortizes customer contracts/relationships using the straight line method over the expected useful lives of 4 to 10 years. The Company also amortizes trademarks using the straight line method over the expected life of the related trademarks of 15 years. The Company amortizes debt issue cost using the effective interest method over the term of the related debt.

Goodwill and other intangible assets with indefinite useful lives are not amortized, but are subject to annual impairment tests as of the first day of the fourth quarter. At least annually, or sooner if there is an indicator of impairment, the fair value of the reporting unit is calculated. If the calculated fair value is less than the carrying amount, an impairment loss might be recognized. In these instances, a discounted cash flow model is used to determine the current estimated fair value of the reporting unit. A number of significant assumptions and estimates are involved in the application of the discounted cash flow model to forecast operating cash flows, including market growth and market share, sales volumes and prices, costs of service, discount rate and estimated capital needs. Management considers historical experience and all available information at the time the fair values of its reporting unit is estimated. Assumptions in estimating future cash flows are subject to a high degree of judgment and complexity. Changes in assumptions and estimates may affect the carrying value of goodwill and could result in additional impairment charges in future periods.

The Company assesses goodwill for impairment at the reporting unit level, which is defined as an operating segment or one level below an operating segment, referred to as a component. The Company identified its reporting units by first determining its operating segments, and then assessed whether any components of the operating segments constituted a business for which discrete financial information is available and where segment management regularly reviews the operating results of the component. With the discontinuance of the logistics services segment in 2010, the Company concluded it had one operating segment and one reporting unit consisting of the container shipping business.

The Company uses the two-step method prescribed by ASC 350, Intangibles-Goodwill and Other, to determine goodwill impairment. If the carrying amount of the Company’s single reporting unit exceeds its fair value (step one), the Company measures the possible goodwill impairment based on a hypothetical allocation of the estimated fair value of the reporting unit to all of the underlying assets and liabilities, including previously unrecognized intangible assets (step two). The excess of the reporting unit’s fair value over the amounts assigned to its assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized to the extent the reporting unit’s recorded goodwill exceeds the implied fair value of goodwill.

Revenue Recognition

Revenue Recognition

The Company records transportation revenue and an accrual for the corresponding costs to complete delivery when the cargo first sails from its point of origin. The Company believes this method of revenue recognition does not result in a material difference in reported net income on an annual or quarterly basis, as compared to recording transportation revenue between accounting periods based upon the relative transit time within each respective period with expenses recognized as incurred. The Company recognizes revenue and related costs of sales for terminal and other services upon completion of services.

Insurance Reserves

Insurance Reserves

The Company maintains insurance for casualty, property and health claims. Most of the Company’s insurance arrangements include a level of self-insurance. Reserves are established based on the nature of the claim or the value of cargo damaged and the use of current trends and historical data for other claims. These estimates are based on historical information along with certain assumptions about future events and also include reserves for claims incurred but not reported, where applicable.

Derivative Instruments

Derivative Instruments

The Company recognizes all derivative instruments in the financial statements at fair value. The Company occasionally utilizes derivative instruments tied to various indexes to hedge a portion of its exposure to bunker fuel price increases. These instruments consist of fixed price swap agreements. The Company does not use derivative instruments for trading purposes. Credit risk related to the derivative financial instruments is considered minimal and is managed by requiring high credit standards for its counterparties.

Changes in fair value of derivative financial instruments are recorded as adjustments to the assets or liabilities being hedged in the statement of operations or in accumulated other comprehensive income (loss), depending on whether the derivative is designated and qualifies for hedge accounting, the type of hedge transaction represented and the effectiveness of the hedge.

Income Taxes

Income Taxes

The Company accounts for income taxes under the liability method whereby deferred tax assets and liabilities are measured using enacted tax laws and rates expected to apply to taxable income in the years in which the assets and liabilities are expected to be recovered or settled. The effects on deferred tax assets and liabilities of subsequent changes in the tax laws and rates are recognized in income during the year the changes are enacted. Deferred tax assets are reduced by a valuation allowance when, in the judgment of management, it is more likely than not that some portion or all of the deferred tax assets will not be realizable.

Stock-based Compensation

Stock-based Compensation

The value of each equity-based award is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes model takes into account volatility in the price of our stock, the risk-free interest rate, the estimated life of the equity-based award, the closing market price of our stock and the exercise price. Due to the lack of trading activity since our stock became publicly traded at the time of our most recent stock option grant in 2008, we based our estimates of stock price volatility on the average of (i) our historical stock price over the period in which it had been publicly traded and (ii) historical volatility of similar entities commensurate with the expected term of the equity-based award; however, this estimate is neither predictive nor indicative of the future performance of our stock. The estimates utilized in the Black-Scholes calculation involve inherent uncertainties and the application of management judgment. In addition, we are required to estimate the expected forfeiture rate and only recognize expense for those options expected to vest.

Pension and Post-retirement Benefits

Pension and Post-retirement Benefits

The Company has noncontributory pension plans and post-retirement benefit plans covering certain union employees. Costs of these plans are charged to current operations and consist of several components that are based on various actuarial assumptions regarding future experience of the plans. In addition, certain other union employees are covered by plans provided by their respective union organizations. The Company expenses amounts as paid in accordance with union agreements.

Amounts recorded for the pension plan and the post-retirement benefit plan reflect estimates related to future interest rates, investment returns, and employee turnover. The Company reviews all assumptions and estimates on an ongoing basis.

The Company is required to recognize the overfunded or underfunded status of its defined benefit and post-retirement benefit plans as an asset or liability, with changes in the funded status recognized as an adjustment to the ending balance of other accumulated comprehensive income (loss) in the year they occur. The pension plan and the post-retirement benefit plans are in an underfunded status.

Computation of Net Income (Loss) per Share

Computation of Net Income (Loss) per Share

Basic net income (loss) per share is computed by dividing net income (loss) by the weighted daily average number of shares of common stock outstanding during the period. Certain of the Company’s unvested stock-based awards contain non-forfeitable rights to dividends. As a result, these participating securities are included in the denominator for basic net income (loss) per share. Diluted net income per share is computed using the weighted daily average number of shares of common stock outstanding for the period plus dilutive potential common shares, including stock options and warrants using the treasury-stock method and from convertible preferred stock using the “if converted” method.

Fiscal Period

Fiscal Period

The fiscal period of the Company typically ends on the Sunday before the last Friday in December. For fiscal year 2011, the fiscal period began on December 27, 2010 and ended on December 25, 2011. For fiscal year 2010, the fiscal period began on December 21, 2009 and ended on December 26, 2010. For fiscal year 2009, the fiscal period began on December 22, 2008 and ended on December 20, 2009. The fiscal years ended December 25, 2011 and December 20, 2009 each consisted of 52 weeks and the fiscal year ended December 26, 2010 consisted of 53 weeks.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results may differ from those estimates. Significant estimates include the assessment of the realization of accounts receivable, deferred tax assets and long-lived assets, fair value estimates, recognition of reserves, and the useful lives of intangible assets and property and equipment.

Recent Accounting Pronouncements

In June 2011, the FASB issued changes to the manner in which entities present comprehensive income in their financial statements. The new guidance requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The new guidance does not change the items that must be reported in other comprehensive income. In December 2011, the FASB deferred the requirement that companies present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. The new reporting requirement is effective for fiscal years and interim reporting periods within those years beginning after December 15, 2011, with early adoption permitted. The Company elected to early adopt the accounting pronouncement as of December 25, 2011, and the effect on the Company’s consolidated financial statements was to present activity impacting net income and other comprehensive loss in two consecutive statements.

In May 2011, the FASB issued changes to certain portions of the authoritative literature related to fair value measurements and disclosures in order to achieve common fair value measurement and disclosure requirements under GAAP and International Financial Reporting Standards. The update clarifies disclosures for financial instruments categorized within level 3 of the fair value hierarchy that require companies to provide quantitative information about unobservable inputs used, the sensitivity of the measurement to changes in those inputs, and the valuation processes used by the reporting entity. Implementation of this standard is effective for fiscal years and interim periods within those years beginning after December 15, 2011. Implementation of this standard did not have a material impact on the Company’s consolidated financial statements.

Recent Accounting Pronouncements

In September 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-09, “Compensation-Retirement Benefits-Multiemployer Plans (Subtopic 715-80): Disclosures about an Employer’s Participation in a Multiemployer Plan”. This subtopic addresses concerns from users of financial statements on the lack of transparency about an employer’s participation in a multiemployer pension plan. The disclosures also will indicate the financial health of all of the significant plans in which the employer participates and assist a financial statement user to access additional information that is available outside of the financial statements. The subtopic is effective for annual reporting periods ending after December 15, 2011. The Company adopted this topic as of December 25, 2011 and has included the required disclosures in Note 13. The adoption did not have a material effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued changes to the manner in which entities present comprehensive income in their financial statements. The new guidance requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The new guidance does not change the items that must be reported in other comprehensive income. In December 2011, the FASB deferred the requirement that companies present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. The new reporting requirement is effective for fiscal years and interim reporting periods within those years beginning after December 15, 2011, with early adoption permitted. The Company has elected to early adopt the accounting pronouncement, and the effect on the Company’s consolidated financial statements was to present activity impacting net income and other comprehensive loss in two consecutive statements.

In January 2010, the FASB issued an amendment to the accounting for fair value measurements and disclosures. This amendment details additional disclosures on fair value measurements, requires a gross presentation of activities within a Level 3 roll-forward, and adds a new requirement to disclose transfers in and out of Level 1 and Level 2 measurements. The new disclosures are required of all entities that are required to provide disclosures about recurring and nonrecurring fair value measurements. This amendment is effective in the first interim or reporting period beginning after December 15, 2009, with an exception for the gross presentation of Level 3 roll-forward information, which is required for annual reporting periods beginning after December 15, 2010, and for interim reporting periods within those years. The adoption of the provisions of this amendment required in the first interim period after December 15, 2009 did not have a material impact on the Company’s financial statement disclosures. In addition, the adoption of the provisions of this amendment during the quarter ended March 27, 2011 did not have a material impact on the Company’s financial statement disclosures.

Supplemental Cash Flow Information

Supplemental Cash Flow Information

The Company’s employee stock purchase plan contains a dividend reinvestment provision. As such, during each 2010 and 2009, the Company retained $0.1 million, related to quarterly dividends paid on outstanding shares purchased through the employee stock purchase plan and issued 18 thousand and 26 thousand shares, respectively, of its common stock.

Cash payments (refunds) for interest and income taxes were as follows (in thousands):

	Fiscal Years Ended
	December 25, 2011	December 26, 2010	December 20, 2009
Interest	$34,609	$26,199	$24,479
Income taxes	(102)	(14)	(678)

Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Long-Term Debt [Abstract]
Components of Long-term debt

	June 24, 2012	December 25, 2011

First lien senior secured notes	$226,767	$228,228
Second lien senior secured notes	149,439	96,781
ABL facility	42,500	—
Capital lease obligations	6,617	7,530
6.0% convertible senior secured notes	3,410	181,098
4.25% convertible notes	2,244	2,211

Total long-term debt	430,977	515,848
Less current portion	(5,733)	(6,107)

Long-term debt, net of current portion	$425,244	$509,741

	December 25, 2011	December 26, 2010
First lien notes	$228,228	$—
6.00% convertible notes	181,098	—
Second lien notes	96,781	—
Capital lease obligations	7,530	9,159
4.25% convertible senior notes	2,211	313,414
Term loan	—	93,750
Revolving credit facility	—	100,000

Total long-term debt	515,848	516,323
Current portion	(6,107)	(508,793)

Long-term debt, net of current portion	$509,741	$7,530

Contractual maturities of long-term debt obligations

2012	$4,494
2013	2,250
2014	2,250
2015	2,250
2016	316,000
Thereafter	278,096

$605,340

Restructuring (Tables)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Restructuring Cost and Reserve [Line Items]
Summary of restructuring reserve activity

	Balance at December 26, 2010	Provision	Payments	Balance at December 25, 2011
Vessel leases, net of estimated sublease(1)	$—	$81,865	$(4,805)	$77,060
Rolling stock per-diem and lease termination costs	—	11,666	(1,745)	9,921
Personnel related costs	—	5,496	(166)	5,330
Facility leases	—	187	(52)	135

Total	$—	$99,214	$(6,768)	$92,446

(1)	On April 5, 2012, the Company entered into an agreement to terminate these vessel leases. See Note 18 for additional details.

Personnel related costs [Member]
Restructuring Cost and Reserve [Line Items]
Summary of restructuring reserve activity

	Balance at December 25, 2011	Provision	Payments	Balance at June 24, 2012
Personnel related costs	$233	$—	$(209)	$24

	Balance at December 26, 2010	Payments	Adjustments	Balance at December 25, 2011
Personnel related costs	$2,032	$(1,799)	$—	$233
Other associated costs	10	(10)	—	—

Total	$2,042	$(1,809)	$—	$233

Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Restructuring Cost and Reserve [Line Items]
Summary of restructuring reserve activity

	Balance at December 26, 2010	Provision	Payments	Balance at December 25, 2011
Vessel leases, net of estimated sublease(1)	$—	$81,865	$(4,805)	$77,060
Rolling stock per-diem and lease termination costs	—	11,666	(1,745)	9,921
Personnel related costs	—	5,496	(166)	5,330
Facility leases	—	187	(52)	135

Total	$—	$99,214	$(6,768)	$92,446

(1)	On April 5, 2012, the Company entered into an agreement to terminate these vessel leases. See Note 18 for additional details.

Major classes of assets presented as assets and liabilities of discontinued operations in the consolidated balance sheets

	June 24, 2012			December 25, 2011
	FSX Service	Logistics	Total	FSX Service	Logistics	Total
Accounts receivable, net of allowance	$407	$232	$639	$4,414	$293	$4,707
Property and equipment, net	6,022	—	6,022	6,031	—	6,031
Deferred tax asset	1,239	—	1,239	620	—	620
Other assets	215	—	215	1,595	22	1,617

Total current assets of discontinued operations	$7,883	$232	$8,115	$12,660	$315	$12,975

	June 24, 2012			December 25, 2011
	FSX Service	Logistics	Total	FSX Service	Logistics	Total
Accounts payable	$539	$—	$539	$1,312	$15	$1,327
Current restructuring liabilities	6,462	—	6,462	41,337	—	41,337
Other current liabilities	790	—	790	2,649	—	2,649

Total current liabilities of discontinued operations	7,791	—	7,791	45,298	15	45,313

Long-term portion of vessel lease obligation	—	—	—	51,109	—	51,109

Deferred tax liability	793	—	793	184	—	184

Total long-term liabilities of discontinued operations	793	—	793	51,293	—	51,293

Total liabilities of discontinued operations	$8,584	$—	$8,584	$96,591	$15	$96,606

	December 25, 2011			December 26, 2010
	FSX Service	Logistics	Total	FSX Service	Logistics	Total
Accounts receivable, net of allowance	$4,414	$924	$5,338	$18,014	$10,628	$28,642
Property and equipment, net	6,031	—	6,031	14,660	721	15,381
Deferred tax asset	620	—	620	226	648	874
Other assets	1,595	22	1,617	16,681	178	16,859

Subtotal	12,660	946	13,606	49,581	12,175	61,756
Valuation allowance	—	(631)	(631)	—	(4,983)	(4,983)

Total current assets of discontinued operations	$12,660	$315	$12,975	$49,581	$7,192	$56,773

	December 25, 2011			December 26, 2010
	FSX Service	Logistics	Total	FSX Service	Logistics	Total
Accounts payable	$1,312	$15	$1,327	$3,904	$890	$4,794
Current restructuring liabilities	41,337	—	41,337	—	—	—
Other current liabilities	2,649	—	2,649	7,778	2,809	10,587

Total current liabilities of discontinued operations	45,298	15	45,313	11,682	3,699	15,381
Long-term portion of vessel lease obligation	51,109	—	51,109	—	—	—
Deferred tax liability	184	—	184	338	—	338

Total long-term liabilities of discontinued operations	51,293	—	51,293	338	—	338

Total liabilities of discontinued operations	$96,591	$15	$96,606	$12,020	$3,699	$15,719

Summary of financial information for the discontinued operations included in the Consolidated Statements of Operation

	Three Months Ended June 24, 2012			Three Months Ended June 26, 2011
	FSX Service	Logistics	Total	FSX Service	Logistics	Total
Operating revenue	$401	$—	$401	$53,796	$3,099	$56,895
Operating (loss) income	(14,341)	—	(14,341)	(13,777)	2,145	(11,632)
Net (loss) income	(14,934)	—	(14,934)	(11,511)	1,590	(9,921)

	Six Months Ended June 24, 2012			Six Months Ended June 26, 2011
	FSX Service	Logistics	Total	FSX Service	Logistics	Total
Operating revenue	$487	$—	$487	$98,430	$13,683	$112,113
Operating (loss) income	(16,491)	—	(16,491)	(26,469)	1,365	(25,104)
Net (loss) income	(20,641)	—	(20,641)	(24,604)	830	(23,774)

	Six Months Ended June 24, 2012			Six Months Ended June 26, 2011
	FSX Service	Logistics	Total	FSX Service	Logistics	Total
Net cash (used in) provided by operating activities	$(20,046)	$155	$(19,891)	$(26,073)	$5,098	$(20,975)

Net cash used in investing activities	—	—	—	(333)	(57)	(390)

Net (decrease) increase in cash from discontinued operations	$(20,046)	$155	$(19,891)	$(26,406)	$5,041	$(21,365)

	December 25, 2011			December 26, 2010			December 20, 2009
	FSX Service	Logistics	Total	FSX Service	Logistics	Total	FSX Service	Logistics	Total
Operating revenue	$177,958	$13,762	$191,720	$162,450	$52,157	$214,607	$144,863	$34,266	$179,129
Restructuring charge	119,314	—	119,314	—	—	—	—	—	—
Operating (loss) income	(180,002)	2,114	(177,888)	(10,742)	(11,974)	(22,716)	(2,136)	(5,087)	(7,223)
Net (loss) income	(177,793)	1,570	(176,223)	(10,725)	(11,670)	(22,395)	(2,156)	(4,865)	(7,021)

Summary of financial information for the discontinued operations included in the Consolidated Statements of Cash Flows

	December 25, 2011
	FSX Service	Logistics	Total
Net cash (used in) provided by operating activities	$(54,527)	$3,939	$(50,588)
Net cash used in investing activities	(647)	(58)	(705)

Net change in cash from discontinued operations	$(55,174)	$3,881	$(51,293)

	December 26, 2010
	FSX Service	Logistics	Total
Net cash used in operating activities	$(8,599)	$(8,409)	$(17,008)
Net cash used in investing activities	(307)	(238)	(545)

Net change in cash from discontinued operations	$(8,906)	$(8,647)	$(17,553)

	December 20, 2009
	FSX Service	Logistics	Total
Net cash used in operating activities	$(1,910)	$(3,583)	$(5,493)
Net cash used in investing activities	(3,159)	(119)	(3,278)

Net change in cash from discontinued operations	$(5,069)	$(3,702)	$(8,771)

Discontinued Operation [Member]
Restructuring Cost and Reserve [Line Items]
Summary of restructuring reserve activity

	Balance at December 25, 2011	Payments	Provisions(1)	Adjustments(2)	Balance at June 24, 2012
Vessel leases, net of estimated sublease(2)	$77,060	$(8,159)	$4,150	$(72,300)	$751
Rolling stock per-diem and lease termination costs	9,921	(8,897)		—	1,024
Personnel related costs	5,330	(1,085)	442	—	4,687
Facility leases	135	(157)	22	—	—

Total	$92,446	$(18,298)	$4,614	$(72,300)	$6,462

(1)	The Company recorded the net present value of its future lease obligations, net of estimated sublease, during the fourth quarter of 2011. The $4.2 million recorded during the six months of 2012 represents non-cash accretion of the liability.
(2)	On April 5, 2012, the Company entered into a Global Termination Agreement which which enabled the Company to terminate these vessel leases in advance of the originally scheduled expiration date.

Vessel leases, net of estimated sublease	$81,865
Rolling stock per-diem and lease termination costs	11,666
Non-cash write-off of FSX related assets	20,100
Personnel related costs	5,496
Facility leases	187

Total restructuring charge	$119,314

Income Taxes (Tables)	12 Months Ended
Dec. 25, 2011
Income Taxes [Abstract]
Summary of income tax expense

	Fiscal Years Ended
	December 25, 2011	December 26, 2010	December 20, 2009
Current:
Federal	$35	$35	$322
State/territory	(235)	95	195

Total current	(200)	130	517

Deferred:
Federal	—	—	10,359
State/territory	326	194	(303)

Total deferred	326	194	10,056

Income tax expense	$126	$324	$10,573

Summary of difference between the income tax expense (benefit) and the amounts computed by applying the statutory federal income tax rates to earnings before income taxes

	Fiscal Years Ended
	December 25, 2011	December 26, 2010	December 20, 2009
Income tax benefit at statutory rates:	$(18,574)	$(11,554)	$(4,787)
State/territory, net of federal income tax benefit (excluding valuation allowance)	716	(3)	186
Qualifying shipping income	4,615	(2,978)	658
Fines and penalties	(1,908)	11,168	42
Goodwill impairment	38,197	—	—
Cancellation of debt	5,553	—	—
Gain on change in value of debt conversion features	(14,413)	—	—
Valuation allowance	(16,007)	2,338	13,871
Other Items	1,947	1,353	603

Income tax expense	$126	$324	$10,573

Components of deferred tax assets and liabilities

	December 25, 2011	December 26, 2010
Deferred tax assets:
Leases	$11,489	$8,407
Convertible note hedge	—	1,360
Allowance for doubtful accounts	1,321	1,329
Net operating losses, AMT carry forwards, and state credit carry forwards	32,735	35,735
Post-retirement benefits	9,231	1,639
Other	11,521	12,424
Valuation allowances	(8,392)	(16,919)

Total deferred tax assets	57,905	43,975
Deferred tax liabilities:
Depreciation	(24,784)	(17,294)
Capital construction fund	(7,334)	(14,791)
Intangibles	(9,575)	(11,556)
Debt conversion features	(13,816)	—
Other	(2,490)	(2,034)

Total deferred tax liabilities	(57,999)	(45,675)

Net deferred tax liability	$(94)	$(1,700)

Reconciliation of the beginning and ending amount of unrecognized tax benefits

	2011	2010	2009
Beginning balance	$13,596	$12,531	$8,989
Additions based on tax positions related to the current year	860	840	409
Additions for tax positions of prior years	924	225	5,793
Reductions for tax positions of prior years	—	—	(2,660)

Ending balance	$15,380	$13,596	$12,531

Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Stock-Based Compensation [Abstract]
Compensation Cost Included in Selling General and Administration Expenses

	Quarters Ended		Six Months Ended
	June 24, 2012	June 26, 2011	June 24, 2012	June 26, 2011

Stock options	$—	$8	$—	$60
Restricted stock / vested shares	222	35	237	234
Restricted stock units	(12)	39	21	39
ESPP	—	—	—	31

Total	$210	$82	$258	$364

	Fiscal Years Ended
	December 25, 2011	December 26, 2010	December 20, 2009
Stock options	$60	$429	$1,223
Restricted stock	586	1,550	1,743
Restricted stock units	81	—	—
Employee stock purchase plan	31	143	130

Total	$758	$2,122	$3,096

Summary of stock option activity

Options	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (000’s)
Outstanding at December 25, 2011	51,350	$389.58
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	(4,679)	354.00

Outstanding, vested and exercisable at June 24, 2012	46,671	$396.25	4.58	$—

Options	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Outstanding at December 26, 2010	57,509	394.50	5.68	—
Granted	—	—
Exercised	—	—
Forfeited	(400)	450.68
Expired	(5,759)	234.50

Outstanding, vested and exercisable at December 25, 2011	51,350	$389.58	4.93	—

Summary of restricted stock awards

Restricted Stock

A summary of the status of the Company’s restricted stock awards as of June 24, 2012 is presented below:

Restricted Shares	Number of Shares	Weighted- Average Fair Value at Grant Date
Nonvested at December 25, 2011	23,719	$119.24
Granted	—	—
Vested	(9,791)	88.00
Forfeited	(3,542)	138.50

Nonvested at June 24, 2012	10,386	$142.00

Restricted Shares	Number of Shares	Weighted- Average Fair Value at Grant Date
Nonvested at December 26, 2010	25,268	$141.00
Granted	3,343	89.75
Vested	(1,082)	323.28
Forfeited	(3,810)	179.30

Nonvested at December 25, 2011	23,719	$119.24

Net (Loss) Income Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Net Loss per Common Share [Abstract]
Net Loss per Common Share

	Quarters Ended		Six Months Ended
	June 24, 2012	June 26 2011	June 24 2012	June 26, 2011
Numerator:
Net (loss) income from continuing operations	$(31,140)	$4,505	$(57,939)	$(15,713)
Net loss from discontinued operations	(14,934)	(9,921)	(20,641)	(23,774)

Net loss	$(46,074)	$(5,416)	$(78,580)	$(39,487)

Denominator:
Denominator for basic net (loss) income per common share:
Weighted average shares outstanding	20,068	1,241	11,595	1,239

Effect of dilutive securities:
Stock-based compensation	—	—	—	—
Warrants to purchase common stock	—	—	—	—

Denominator for diluted net (loss) income per common share	20,068	1,241	11,595	1,239

Basic and diluted net (loss) income per common share
From continuing operations	$(1.55)	$3.63	$(5.00)	$(12.68)
From discontinued operations	(0.75)	(7.99)	(1.78)	(19.19)

Basic and diluted net loss per common share	$(2.30)	$(4.36)	$(6.78)	$(31.87)

	Fiscal Years Ended
	December 25, 2011	December 26, 2010	December 20, 2009
Numerator:
Loss from continuing operations	$(53,194)	$(35,574)	$(24,251)
Loss from discontinued operations	(176,223)	(22,395)	(7,021)

Net loss	$(229,417)	$(57,969)	$(31,272)

Denominator:
Denominator for basic loss per common share:
Weighted average shares outstanding	1,464	1,226	1,209

Effect of dilutive securities:
Stock-based compensation	—	—	—
Warrants	—	—	—

Denominator for diluted net loss per common share	1,464	1,226	1,209

Basic net loss per common share from continuing operations	$(36.33)	$(29.01)	$(20.06)
Basic net loss per common share from discontinued operations	(120.37)	(18.27)	(5.81)

Basic net loss per common share	$(156.70)	$(47.28)	$(25.87)

Diluted net loss per common share from continuing operations	$(36.33)	$(29.01)	$(20.06)
Diluted net loss per common share from discontinued operations	(120.37)	(18.27)	(5.81)

Diluted net loss per common share	$(156.70)	$(47.28)	$(25.87)

Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Property and Equipment [Abstract]
Property and equipment

	June 24, 2012		December 25, 2011
	Historical Cost	Net Book Value	Historical Cost	Net Book Value
Vessels and vessel improvements	$152,439	$64,295	$150,658	$67,379
Containers	37,362	22,188	37,831	23,114
Chassis	12,556	4,866	12,713	5,429
Cranes	27,722	14,132	27,641	15,144
Machinery and equipment	31,866	10,993	31,015	11,661
Facilities and land improvements	28,030	21,348	27,257	21,293
Software	25,175	1,379	25,169	1,268
Construction in progress	20,881	20,881	21,857	21,857

Total	$336,031	$160,082	$334,141	$167,145

Buildings, chassis and cranes	25 years
Containers	15 years
Vessels	20-40 years
Software	3 years
Other	3-10 years

	December 25, 2011		December 26, 2010
	Historical Cost	Net Book Value	Historical Cost	Net Book Value
Vessels and vessel improvements	$150,658	$67,379	$147,032	$74,057
Containers	37,831	23,114	37,212	24,089
Chassis	12,713	5,429	12,449	5,938
Cranes	27,641	15,144	26,744	16,253
Machinery & equipment	31,015	11,661	28,962	11,206
Facilities & land improvement	27,257	21,293	26,355	21,176
Software	25,169	1,268	23,837	1,605
Construction in progress	21,857	21,857	25,673	25,673

Total	$334,141	$167,145	$328,264	$179,997

Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Impairment Charges and Intangible Assets [Abstract]
Schedule of Intangible Assets

	June 24, 2012	December 25, 2011
Customer contracts/relationships	$141,430	$141,430
Trademarks	63,800	63,800
Deferred financing costs	11,979	15,450

Total intangibles with definite lives	217,209	220,680
Accumulated amortization	(161,874)	(150,738)

Net intangibles with definite lives	55,335	69,942
Goodwill	198,793	198,793

Intangible assets, net	$254,128	$268,735

	December 25, 2011	December 26, 2010
Customer contracts/relationships	$141,430	$141,430
Trademarks	63,800	63,800
Deferred financing costs	15,450	14,906

Total intangibles with definite lives	220,680	220,136
Less: accumulated amortization	(150,738)	(139,312)

Total intangible assets, net	$69,942	$80,824

Estimated annual amortization expense

Fiscal Year Ending
2012	$20,488
2013	15,058
2014	9,469
2015	7,245
2016	6,850

Goodwill balance and accumulated impairment charges

Goodwill balance as of December 26, 2010	$314,149
Estimated third quarter 2011 impairment charge	(117,506)

Goodwill balance as of September 25, 2011	196,643
Fourth quarter 2011 adjustment to estimated third quarter 2011 impairment charge	2,150

Goodwill balance as of December 25, 2011	$198,793

Accumulated goodwill impairment charge as of December 20, 2009	$17,603
Impairment charge in 2010	2,919

Accumulated goodwill impairment charges as of December 26, 2010	20,522
Impairment charge in 2011, net of adjustment	115,356

Accumulated goodwill impairment charges as of December 25, 2011	$135,878

Other Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Other Accrued Liabilities [Abstract]
Other accrued liabilities table

	June 24, 2012	December 25, 2011
Vessel operations	$10,694	$13,783
Payroll and employee benefits	15,367	13,594
Marine operations	5,901	7,077
Terminal operations	8,188	9,297
Fuel	5,671	10,590
Interest	5,451	12,368
Legal settlements	10,180	8,066
Restructuring	24	233
Other liabilities	20,217	22,089

Total other accrued liabilities	$81,693	$97,097

	December 25, 2011	December 26, 2010
Vessel operations	$13,783	$17,987
Payroll and employee benefits	13,594	13,996
Marine operations	7,077	6,787
Terminal operations	9,297	11,219
Fuel	10,590	5,750
Interest	12,368	7,344
Legal settlements	8,066	12,767
Restructuring	233	1,853
Other liabilities	22,089	23,018

Total other accrued liabilities	$97,097	$100,721

Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Fair Value Measurement [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Conversion features within Series A Notes (Note 3)	$—	$—	$825	$825
Conversion features within Series B Notes (Note 3)	—	—	276	276

Total liabilities	$—	$—	$1,101	$1,101

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Conversion feature within Series A Notes (Note 3)	$—	$—	$28,560	$28,560
Conversion feature within Series B Notes (Note 3)	—	—	(14,540)	(14,540)

Total liabilities	$—	$—	$14,020	$14,020

Assets measured at fair value on a non-recurring basis

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Goodwill (Note 8)	$—	$—	$198,793	$198,793

Total assets	$—	$—	$198,793	$198,793

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 25, 2011
Organization and Significant Accounting Policies [Abstract]
Cash payments (refunds) for interest and income taxes

	Fiscal Years Ended
	December 25, 2011	December 26, 2010	December 20, 2009
Interest	$34,609	$26,199	$24,479
Income taxes	(102)	(14)	(678)

Impairment Charges (Tables)	12 Months Ended
Dec. 25, 2011
Impairment Charges and Intangible Assets [Abstract]
Components of the impairment charges

	Fiscal Years Ended
	December 25, 2011	December 26, 2010	December 20, 2009
Equipment	$2,997	$2,655	$—
Vessels	—	—	1,867

Total	$2,997	$2,655	$1,867

Leases (Tables)	12 Months Ended
Dec. 25, 2011
Leases [Abstract]
Summary of future minimum lease obligations

Fiscal Year Ending December	Non- Cancelable Operating Leases	Capital Lease
2012	$121,036	$2,331
2013	116,571	1,526
2014	100,339	1,526
2015	80,184	1,526
2016	45,622	1,526
Thereafter	95,073	1,400

Total future minimum lease obligation	$558,825	9,835

Less: amounts representing interest		2,305

Present value of future minimum lease obligation		7,530
Current portion of capital lease obligation		1,646

Long-term portion of capital lease obligation		$5,884

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 25, 2011
Multiemployer Plans [Line Items]
Obligations and Funded Status

	Pension Plans		Post-retirement Benefit Plans
	2011	2010	2011	2010
	(In thousands)
Change in Benefit Obligation
Beginning obligations	$(11,914)	$(10,771)	$(10,788)	$(8,925)
Service cost	(415)	(396)	(383)	(312)
Interest cost	(712)	(675)	(643)	(557)
Amendments	—	—	—	—
Actuarial gain (loss)	449	(464)	1,521	(1,223)
Benefits paid	408	392	216	229

Ending obligations	(12,184)	(11,914)	(10,077)	(10,788)

Change in Plans’ Assets
Beginning fair value	8,128	7,064	—	—
Actual return on plans’ assets	(79)	786	—	—
Employer contributions	917	670	—	—
Benefits paid	(408)	(392)	—	—

Ending fair value	8,558	8,128	—	—

Funded status at end of year	$(3,626)	$(3,786)	$(10,077)	$(10,788)

Net Periodic Benefit Cost

	Pension Plans		Post-retirement Benefit Plans
	2011	2010	2011	2010
	(In thousands)
Service cost	$415	$396	$383	$312
Interest cost	712	675	643	558
Expected return on plan assets	(624)	(526)	—	—
Amortization of prior service cost	255	255	103	103
Amortization of transition obligation	102	102	—	—
Amortization of (gain) loss	—	(23)	(28)	(26)

Net periodic benefit cost	$860	$879	$1,101	$947

Rate Assumptions

	Pension Plans		Post-retirement Benefit Plans
	2011	2010	2011	2010
Weighted-average discount rate used in determining net periodic cost	6.1%	6.4%	6.1%	6.4%
Weighted-average expected long-term rate of return on plan assets in determination of net periodic costs	7.5%	7.5%	0.0%	0.0%
Weighted-average rate of compensation increase(1)	0.0%	0.0%	0.0%	0.0%
Weighted-average discount rate used in determination of projected benefit obligation	5.3%	6.1%	5.3%	6.1%
Assumed health care cost trend:
Initial trend	N/A	N/A	9.0	9.0
Ultimate trend rate	N/A	N/A	5.0	5.0

(1)	The defined benefit plan benefit payments are not based on compensation, but rather on years of service.

Benefit payments reflecting expected future service

Fiscal Year Ending	Pension Plans	Post-retirement Benefit Plans
2012	$482	$329
2013	523	362
2014	554	354
2015	585	364
2016	602	380
2017-2021	3,790	2,228

	$6,536	$4,017

Company's pension plans investment policy and weighted average asset allocations

Asset Category	Pension Assets at December 25, 2011	Pension Assets at December 26, 2010
Cash	4%	2%
Equity	62%	58%
Debt securities	34%	40%

	100%	100%

Pension Fund [Member]
Multiemployer Plans [Line Items]
Multi-employer health and benefit plans

Pension Fund	EIN/Pension Plan Number	Pension Protection Act Zone Status		FIP/RP Status/ Pending/ Implemented	5% Contri- butor	Multi-employer Contribution (in thousands)			Sur- charge Imposed	Expiration Date of Collective Bargaining Agreement
		2011	2010			2011	2010	2009
ILA — PRSSA Pension Fund	51-0151862 - 001	Green	Green	No	Yes	$2,391	$2,015	$1,724	No	September 30, 2012
MEBA Pension Trust	51-6029896 - 001	Green	Green	No	No	—	—	—	No	June 15, 2022
Masters, Mates and Pilots Pension Plan	13-6372630 - 001	Green	Red	No	Yes	4,457	5,023	4,710	No	June 15, 2017
Local 153 Pension Fund	13-2864289 - 001	Red	Orange	Implemented	Yes	330	341	301	No	November 9, 2012
Alaska Teamster-Employer Pension Plan	92-6003463 - 024	Red	Red	Implemented	Yes	3,210	2,529	2,449	Yes	June 30, 2011
All Alaska Longshore Pension Plan	91-6085352 - 001	Green	Green	No	Yes	846	693	598	No	June 30, 2012
Seafarers Pension Fund (1)	13-6100329 - 001	Green	Green	No	Yes	—	—	—	No	June 30, 2012
Western Conference of Teamsters Pension Plan	91-6145047 - 001	Green	Green	No	No	4,717	4,514	3,463	No	March 31, 2013
Western Conference of Teamsters Supplemental Benefit Trust	95-3746907 - 001	Green	Green	No	Yes	203	200	207	No	March 31, 2013
Western States Office and Professional Employees Pension Fund	94-6076144 - 001	Red	Red	Implemented	No	81	82	77	No	November 9, 2012
Hawaii Stevedoring Multiemployer Pension Plan	99-0314293 - 001	Yellow	Yellow	Implemented	Yes	2,631	2,940	2,523	No	June 30, 2014
Hawaii Terminals Multiemployer Pension Plan	20-0389370 - 001	Yellow	Yellow	Implemented	No	277	288	252	No	June 30, 2014

						$19,143	$18,625	$16,304

(1)	The Company does not make contributions directly to the Seafarers Pension Plan. Instead, contributions are made to the Seafarers Health and Benefits Plan and subsequently re-allocated to the Seafarers Pension Fund at the discretion of the plan Trustee.

Health and Benefits Fund [Member]
Multiemployer Plans [Line Items]
Multi-employer health and benefit plans

Health and Benefits Fund	EIN/Pension Plan Number	5% Contributor	Multi-employer Contribution (in thousands)			Surcharge Imposed	Expiration Date of Collective Bargaining Agreement
			2011	2010	2009
ILA — PRSSA Welfare Fund	66-0214500 - 501	Yes	$3,159	$3,571	$3,359	No	September 30, 2012
MEBA Medical and Benefits Plan	13-5590515 - 501	Yes	2,876	2,981	3,837	No	June 15, 2022
MM&P Health and Benefit Plan	13-6696938 - 501	Yes	2,780	2,753	3,356	No	June 15, 2017
Alaska Teamster-Employer Welfare Trust	91-6034674 - 501	Yes	3,064	2,605	2,453	No	June 30, 2011
All Alaska Longshore Health and Welfare Trust Fund	91-6070467 - 501	Yes	2,112	1,752	1,510	No	June 30, 2012
Seafarers Health and Benefits Plan(1)	13-5557534 - 501	Yes	6,263	6,254	7,176	No	June 30, 2012
Western Teamsters Welfare Trust	91-6033601 - 501	No	2,731	2,996	2,865	No	March 31, 2013
Office and Professional Employees Welfare Fund	23-7120690 - 501	No	139	132	112	No	November 9, 2012
Stevedore Industry Committee Welfare Benefit Plan	99-0313967 - 501	Yes	3,265	3,448	3,044	No	June 30, 2014

			$26,389	$26,492	$27,712

(1)	Contributions made to the Seafarers Health and Benefits Plan are re-allocated to the Seafarers Pension Fund at the discretion of the plan Trustee.

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 25, 2011
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data

	Fiscal Year 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenue	$240,720	$253,731	$267,629	$264,084
Operating (loss) income(1)(2)	(9,356)	18,096	(99,669)	(6,927)
(Loss) income from continuing operations	$(20,221)	$4,506	$(111,685)	$74,206
Loss from discontinued operations(3)	(13,851)	(9,921)	(14,682)	(137,769)

Net loss(1)(2)	$(34,072)	$(5,415)	$(126,367)	$(63,563)

Basic net (loss) income per share from continuing operations	$(16.43)	$3.63	$(90.36)	$34.43
Basic net loss per share from discontinued operations(3)	(11.25)	(7.99)	(11.88)	(63.93)

Basic net loss per share	$(27.68)	$(4.36)	$(102.24)	$(29.50)

Diluted net (loss) income per share from continuing operations	$(16.43)	$3.63	$(90.36)	$24.14
Diluted net loss per share from discontinued operations	(11.25)	(7.99)	(11.88)	(44.82)

Diluted net loss per share	$(27.68)	$(4.36)	$(102.24)	$(20.68)

	Fiscal Year 2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenue	$236,155	$250,607	$257,162	$256,131
Operating income (loss)(1)(2)	2,892	16,249	18,748	(32,995)
(Loss) income from continuing operations	$(6,771)	$6,176	$8,668	$(43,647)
Loss from discontinued operations	(6,473)	(2,526)	(921)	(12,475)

Net (loss) income(1)(2)	$(13,244)	$3,650	$7,747	$(56,122)

Basic net (loss) income per share from continuing operations	$(5.57)	$5.05	$7.02	$(35.49)
Basic net loss per share from discontinued operations	(5.32)	(2.06)	(0.75)	(10.14)

Basic net (loss) income per share	$(10.89)	$2.99	$6.27	$(45.63)

Diluted net (loss) income per share from continuing operations	$(5.57)	$4.99	$6.95	$(35.60)
Diluted net loss per share from discontinued operations	(5.32)	(2.04)	(0.74)	(10.18)

Diluted net (loss) income per share	$(10.89)	$2.95	$6.21	$(45.78)

(1)

The first, second, third, and fourth quarter of 2011 include expenses of $2.2 million, $0.9 million, $0.7 million, and $0.7 million, respectively, related to legal and professional fees associated with the DOJ investigation and the antitrust related litigation. The first, second, third, and fourth quarter of 2010 include expenses of $1.0 million, $1.0 million, $1.5 million, and $1.7 million, respectively, related to legal and professional fees associated with the DOJ investigation and the antitrust related litigation. The fourth quarter of 2010 includes expenses of $1.8 million related to the Company’s restructuring plan.

(2)	The second quarter of 2011 includes an impairment charge of $2.8 million. The third and fourth quarter of 2010 include $1.8 million and $0.8 million, respectively, related to an impairment charge. The third quarter of 2011 includes an estimated goodwill impairment charge of $117.5 million. During the fourth quarter of 2011, the Company completed the goodwill analysis and recorded a reduction of $2.2 million to the estimate recorded during the third quarter. The fourth quarter of 2011 includes a charge for $12.7 million related to the settlement with all of the remaining significant shippers who opted out of the Puerto Rico direct purchaser antitrust class action settlement. The fourth quarter of 2010 includes a $30.0 million charge for the settlement with the DOJ (which was reduced by $19.2 million during the second of 2011) and a $1.8 million charge for the settlement of the Puerto Rico indirect purchaser lawsuit.
(3)	The fourth quarter of 2011 includes a restructuring charge of $119.3 million related to the shutdown of the FSX service.

Organization (Details)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Organization (Textual) [Abstract]
Minimum percentage of ownership by domestic citizens subsidiary in shipping business	75.00%	75.00%

Basis of Presentation (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended										3 Months Ended	6 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Dec. 07, 2011	Jun. 24, 2012 11.00% First Lien Senior Secured Notes due 2016 [Member]	Oct. 05, 2011 11.00% First Lien Senior Secured Notes due 2016 [Member]	Jun. 24, 2012 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Maximum [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Maximum [Member]	Jun. 24, 2012 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Minimum [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Minimum [Member]	Jun. 24, 2012 Second lien senior secured notes [Member] Restatement Adjustment [Member]	Jun. 24, 2012 Second lien senior secured notes [Member] Restatement Adjustment [Member]
Basis of Presentation (Additional Textual) [Abstract]
Convertible senior notes states percentage									11.00%	11.00%	15.00%	15.00%	13.00%	13.00%
Amount of senior notes including interest obligation															$ 41,300,000	$ 41,300,000
Interest expense	$ 17,491,000	$ 12,910,000	$ 35,230,000	$ 23,626,000	$ 55,677,000	$ 40,117,000	$ 38,036,000								$ 1,300,000	$ 1,300,000
Basis of Presentation (Textual) [Abstract]
Number of week used for fiscal year every sixth year by entity			364 days
Number of week used for fiscal year every seventh year by entity			371 days
Reverse stock split			1 - for - 25		1 - for - 25
Common stock, shares outstanding	32,087,000		32,087,000		2,269,000	1,230,000		56,700,000
Shares of common stock held			25		25
Minimum percentage of ownership by domestic citizens subsidiary in shipping business			75.00%		75.00%

Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010
Components of Long-term debt
Total long-term debt	$ 430,977	$ 515,848	$ 516,323
Less current portion	(5,733)	(6,107)	(508,793)
Long-term debt, net of current portion	425,244	509,741	7,530
ABL facility [Member]
Components of Long-term debt
Total long-term debt	42,500
First lien senior secured notes [Member]
Components of Long-term debt
Total long-term debt	226,767	228,228
6.0% convertible senior secured notes [Member]
Components of Long-term debt
Total long-term debt	3,410	181,098
Second lien senior secured notes [Member]
Components of Long-term debt
Total long-term debt	149,439	96,781
Capital lease obligations [Member]
Components of Long-term debt
Total long-term debt	6,617	7,530	9,159
4.25% convertible notes [Member]
Components of Long-term debt
Total long-term debt	2,244	2,211	313,414
Term Loan [Member]
Components of Long-term debt
Total long-term debt			93,750
Revolving Credit Facility [Member]
Components of Long-term debt
Total long-term debt			$ 100,000

Long-Term Debt (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2011
Contractual maturities of long-term debt obligations
2012	$ 4,494
2013	2,250
2014	2,250
2015	2,250
2016	316,000
Thereafter	278,096
Long Term Debt Maturities	$ 605,340

Long-Term Debt (Details Textual) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended						12 Months Ended			6 Months Ended	12 Months Ended									6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended				1 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended
	Mar. 31, 2012	Jun. 24, 2012	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Apr. 09, 2012	Oct. 05, 2011	Mar. 22, 2011	Dec. 25, 2011 Interest Rate Swap [Member]	Mar. 31, 2008 Interest Rate Swap [Member]	Apr. 09, 2012 Senior Debt Obligations [Member]	Jun. 24, 2012 Warrant [Member]	Dec. 25, 2011 Warrant [Member]	Dec. 25, 2011 Series A Notes [Member]	May 03, 2012 Series A Notes [Member]	Oct. 05, 2011 Series A Notes [Member]	May 03, 2012 Series B Notes [Member]	Oct. 05, 2011 Series B Notes [Member]	Oct. 05, 2011 Convertible Senior Secured Notes Series [Member]	Jun. 24, 2012 Convertible Senior Secured Notes Series B [Member]	Oct. 05, 2011 Convertible Senior Secured Notes Series B [Member]	Jun. 24, 2012 ABL facility [Member]	Dec. 25, 2011 ABL facility [Member]	Oct. 05, 2011 ABL facility [Member]	Jun. 24, 2012 ABL facility [Member] Maximum [Member]	Dec. 25, 2011 ABL facility [Member] Maximum [Member]	Jun. 24, 2012 ABL facility [Member] Minimum [Member]	Dec. 25, 2011 ABL facility [Member] Minimum [Member]	Oct. 05, 2011 Swing Line Sub facility [Member] ABL facility [Member]	Oct. 05, 2011 Letter of credit sub facility [Member] ABL facility [Member]	Jun. 24, 2012 4.25% Convertible Senior Notes [Member]	Dec. 25, 2011 4.25% Convertible Senior Notes [Member]	Oct. 05, 2011 4.25% Convertible Senior Notes [Member]	Dec. 26, 2010 4.25% Convertible Senior Notes [Member]	Jun. 24, 2012 11.00% First Lien Senior Secured Notes due 2016 [Member]	Dec. 25, 2011 11.00% First Lien Senior Secured Notes due 2016 [Member]	Oct. 05, 2011 11.00% First Lien Senior Secured Notes due 2016 [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member]	Jun. 24, 2012 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member]	Oct. 05, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member]	Jun. 24, 2012 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Interest Rate Criteria Three [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Interest Rate Criteria Three [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Maximum [Member]	Jun. 24, 2012 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Maximum [Member]	Jun. 24, 2012 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Maximum [Member] Interest Rate Criteria Two [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Maximum [Member] Interest Rate Criteria Two [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Minimum [Member]	Jun. 24, 2012 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Minimum [Member]	Jun. 24, 2012 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Minimum [Member] Interest Rate Criteria One [Member]	Dec. 25, 2011 13.00%-15.00% Second Lien Senior Secured Notes due 2016 [Member] Minimum [Member] Interest Rate Criteria One [Member]	Jan. 31, 2012 6% Convertible Notes due 2017 [Member]	Jun. 24, 2012 6% Convertible Notes due 2017 [Member]	Dec. 25, 2011 6% Convertible Notes due 2017 [Member]	Oct. 05, 2011 6% Convertible Notes due 2017 [Member] Level 3 [Member]	Jun. 24, 2012 6% Convertible Notes due 2017 [Member] Series A Notes [Member]	Dec. 25, 2011 6% Convertible Notes due 2017 [Member] Series A Notes [Member]	Oct. 05, 2011 6% Convertible Notes due 2017 [Member] Series A Notes [Member]	Mar. 25, 2012 6% Convertible Notes due 2017 [Member] Series B Notes [Member]	Jun. 24, 2012 6% Convertible Notes due 2017 [Member] Series B Notes [Member]	Dec. 25, 2011 6% Convertible Notes due 2017 [Member] Series B Notes [Member]	Oct. 05, 2011 6% Convertible Notes due 2017 [Member] Series B Notes [Member]	Jun. 24, 2012 6% Convertible Notes due 2017 [Member] Maximum [Member]	Dec. 25, 2011 6% Convertible Notes due 2017 [Member] Maximum [Member]	Jun. 24, 2012 6% Convertible Notes due 2017 [Member] Minimum [Member]	Dec. 25, 2011 6% Convertible Notes due 2017 [Member] Minimum [Member]	Jun. 24, 2012 6.0% Convertible Notes [Member]	Dec. 25, 2011 6.0% Convertible Notes [Member]	May 03, 2012 6.0% Convertible Notes [Member] Series A Notes [Member]	May 03, 2012 6.0% Convertible Notes [Member] Series B Notes [Member]	Dec. 25, 2011 Senior Credit Facility [Member]
Long-Term Debt (Textual) [Abstract]
Convertible senior notes states percentage																																	4.25%	4.25%			11.00%		11.00%					15.00%	15.00%	15.00%	15.00%	14.00%	14.00%	13.00%	13.00%	13.00%	13.00%
Revolving credit facility Maximum Borrowing capacity																										$ 100,000,000					$ 15,000,000	$ 30,000,000
Current borrowing capacity under senior credit facility																								17,300,000
Variable commitment fee on the unused portion of the commitment																											0.005	0.005	0.00375	0.00375
Convertible senior notes date of maturity																																	Aug 15, 2012	Aug 15, 2012							Oct 15, 2016	Oct 15, 2016																Apr 15, 2017	Apr 15, 2017
Estimated fair values of the Company's debt		423,900,000	423,900,000		489,000,000	498,000,000																																	228,400,000				96,600,000												1,100,000	14,000,000	98,500,000			105,600,000				58,600,000
Purchase of common stock																																																										45,500,000				1,700,000
Debt Instrument, Date of First Required Payment																																					Oct 15, 2016
Callable percentage on principal amount			103.00%		103.00%																																101.50%				106.00%	106.00%
Obligated mandatory payments																																					1.00%
Percentage of change of control in other covenants																																					101.00%				101.00%	101.00%
Amortization of issued premium																																					3,400,000				3,400,000	3,400,000
Obligation period to complete A/B Exchange offer																																					400 days				400 days	300 days																							60 days	60 days	20 days	20 days
Issuance to SFL in aggregate principal amount													40,000,000
Warrants issued to SFL								9,250,000														1,700,000
Non Callable Period																																									2 years	2 years
Increase option in credit facility			12,500,000		12,500,000
Optional increase in maximum commitment under asset based lending facility																								25,000,000	25,000,000
Maturity date																								May 10, 2016	May 10, 2016
Borrowing outstanding																								42,500,000	0
Borrowing outstanding				9,000,000	204,500,000	108,800,000	84,000,000																																	265,000,000
Percentage of note holders in agreement restructuring support	96.00%																																																						96.00%
Series A and Series B Notes available for conversion under restructuring support agreement	228,400,000																																																						228,400,000							18,500,000
Common stock and warrants issued for the purchase of common stock for Series A Notes holders																																																							27,700,000
Common stock available for the purchase of Series B Notes holders																																																							1,000,000
Conversion price of warrants per common shares														0.01	0.01																																								0.01
Gain loss on conversion of debt																																																							48,500,000						11,300,000		11,300,000
Debt conversion converted instrument conversion rate																88.9855																																										402.3272				54.7196	54.7196
Debt conversion original debt instrument conversion rate																																																										1,000	1,000			1,000	1,000
Common Stock Weighted Average Price																																																							$ 15.75	$ 15.75
Conversion of debt-to-equity																																																						49,700,000		49,700,000
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01		$ 0.01	$ 0.01																																																	$ 11.25	$ 11.25
Percentage of Consideration Received By Stockholders	90.00%																																																																				90.00%	90.00%
Percentage of Repurchase Rate on Principal Amount																																																							101.00%	101.00%
Reverse stock split			1 - for - 25		1 - for - 25									1/25th	1/25th
Percentage of principal amount share of common stock and warrants to purchase of common stock																																	99.30%	99.30%
Letters of credit amount		18,900,000	18,900,000		19,600,000	11,300,000																		18,900,000	19,600,000
Debt Instrument Basis Spread On Variable Rate Based On Base Rate Loan																											2.75%	2.75%	1.25%	1.25%
Debt Instrument Basis Spread On Variable Rate Based On LIBOR Rate Loan																											3.75%	3.75%	2.25%	2.25%
Percentage of Borrowing on Maximum Borrowing Capacity Under Line of Credit Facility																								12.50%	12.50%
Debt Instrument Carrying Amount									278,100,000									178,800,000		99,300,000	178,800,000		99,300,000		100,000,000													225,000,000		100,000,000		100,000,000
Principal amount of convertible Senior notes																																			327,800,000
Convertible notes payable																																	2,200,000																						3,700,000
Conversion of common stock shares from debt																						1,000,000												1,000,000
Conversion of notes in to equity																	175,800,000		48,900,000																																																				6,100,000	1,700,000
Legal payments and other related fees			2,600,000
Non-cash gain recorded for change in fair value		32,800,000	19,100,000		84,500,000
Conversion price of per common share																																			$ 0.01
Repayment of existing borrowing and accrued interest of senior credit facility																																																																									256,500,000
Repayment of accrued interest of 4.25% notes																																		1,900,000
Repayment for fees and refinancing related expenses					15,600,000
Proceeds received by company after repayments of borrowings and accrued interest					15,900,000
Payment of financing costs			4,400,000	6,848,000	35,644,000	75,000	3,492,000																																																																		35,600,000
Deferred financing costs																																																																									15,500,000
Net gain from comprehensive refinancing																																																																									16,000,000
Ownership position															4.90%
Percentage additional interest																																														1.00%				0.25%
Number of days consider for additional interest																																						90 days
Unused borrowing capacity																									52,900,000
Payment of term loan																																																																									75,000,000
Amount on revolving credit facility																																																																									190,000,000
Derivative notional amount												121,900,000
Derivative, Maturity Date											Aug 8, 2012
Derivative fixed interest rate												3.02%
Interest rate description											Floating interest rate equal to the three-month LIBOR rate
Payment for termination of interest rate swap					1,200,000
Unamortized loss relating to the terminated swap included in accumulated other comprehensive loss					800,000
Other comprehensive loss					1,300,000	200,000	2,000,000
Hedge ineffectiveness					0	0	0
Default under 4.25% Convertible notes																																				330,000,000
Fine paid by company to resolve the investigation by the U.S. Department of Justice										45,000,000
Contractual maturities of long-term debt obligations during 2017 Original Amount					278,096,000
Contractual maturities of long-term debt obligations during 2017 reduced Amount					$ 228,400,000

Restructuring (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Summary of restructuring reserve activity
Beginning Balance		$ 2,042
Payments		(1,809)
Ending Balance		233
Personnel related costs [Member]
Summary of restructuring reserve activity
Beginning Balance		2,032
Payments	(209)	(1,799)
Ending Balance	24	233
Other associated costs [Member]
Summary of restructuring reserve activity
Beginning Balance		10
Payments		$ (10)

Restructuring (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended	12 Months Ended				1 Months Ended			3 Months Ended
	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Dec. 26, 2010 Personnel related costs [Member]	Jan. 31, 2011 Scenario, Actual [Member] Employee	Jan. 31, 2011 Scenario, Actual [Member] Existing Work Force [Member] Employee	Jan. 31, 2011 Scenario, Actual [Member] Open Positions [Member] Employee	Dec. 26, 2010 Scenario, Plan [Member] Employee
Restructuring (Textual) [Abstract]
Reduction in non-union workforce plan, in numbers									64	35	29	65
Restructuring charge	$ 14,100	$ 119,300			$ 119,300	$ 1,843	$ 747	$ 2,100
Restructuring (Additional Textual) [Abstract]
Reduction in non-union workforce plan, percentage			10.00%
Workforce Restructuring Completion Date				Jan 31, 2011

Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Jun. 24, 2012 Personnel related costs [Member]	Dec. 25, 2011 Personnel related costs [Member]	Dec. 26, 2010 Personnel related costs [Member]	Jun. 24, 2012 Discontinued Operation [Member]	Dec. 25, 2011 Discontinued Operation [Member]	Jun. 24, 2012 Discontinued Operation [Member] Vessel leases, net of estimated sublease [Member]	Dec. 25, 2011 Discontinued Operation [Member] Vessel leases, net of estimated sublease [Member]	Jun. 24, 2012 Discontinued Operation [Member] Rolling stock per-diem and lease termination costs [Member]	Dec. 25, 2011 Discontinued Operation [Member] Rolling stock per-diem and lease termination costs [Member]	Jun. 24, 2012 Discontinued Operation [Member] Personnel related costs [Member]	Dec. 25, 2011 Discontinued Operation [Member] Personnel related costs [Member]	Dec. 25, 2011 Discontinued Operation [Member] Non-cash write-off of FSX related assets [Member]	Jun. 24, 2012 Discontinued Operation [Member] Facility leases [Member]	Dec. 25, 2011 Discontinued Operation [Member] Facility leases [Member]
Summary of restructuring reserve activity
Beginning Balance			$ 2,042				$ 2,032
Payments			(1,809)			(209)	(1,799)		(18,298)	(6,768)	(8,159)	(4,805)	(8,897)	(1,745)	(1,085)	(166)		(157)	(52)
Provision									4,614	99,214	4,150	81,865		11,666	442	5,496		22	187
Adjustment									(72,300)		(72,300)
Restructuring charge	14,100	119,300	119,300	1,843	747			2,100		119,314		81,865		11,666		5,496	20,100		187
Ending Balance		$ 233	$ 233	$ 2,042		$ 24	$ 233	$ 2,032	$ 6,462	$ 92,446	$ 751	$ 77,060	$ 1,024	$ 9,921	$ 4,687	$ 5,330			$ 135

Discontinued Operations (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010
Major classes of Assets of discontinued operations and Liabilities of discontinued operations in the Consolidated Balance Sheets
Accounts receivable, net of allowance	$ 116,633	$ 105,949	$ 94,181
Property and equipment, net	160,082	167,145	179,997
Deferred tax asset	5,128	10,608	2,757
Other assets	7,604	7,196	6,435
Total current assets of discontinued operations	8,115	12,975	56,773
valuation allowance		631	4,983
Total assets of discontinued operations		12,975	56,773
Accounts payable	46,041	31,683	39,509
Total current liabilities of discontinued operations	7,791	45,313	15,381
Deferred tax liability	5,488	10,702	4,457
Total long-term liabilities of discontinued operations	793	51,293	338
FSX Service [Member]
Major classes of Assets of discontinued operations and Liabilities of discontinued operations in the Consolidated Balance Sheets
Total assets of discontinued operations		12,660	49,581
Logistics [Member]
Major classes of Assets of discontinued operations and Liabilities of discontinued operations in the Consolidated Balance Sheets
valuation allowance		631	4,983
Total assets of discontinued operations		315	7,192
Discontinued Operations [Member]
Major classes of Assets of discontinued operations and Liabilities of discontinued operations in the Consolidated Balance Sheets
Accounts receivable, net of allowance	639	4,707	28,642
Property and equipment, net	6,022	6,031	15,381
Deferred tax asset	1,239	620	874
Other assets	215	1,617	16,859
Total current assets of discontinued operations	8,115	12,975	61,756
Accounts payable	539	1,327	4,794
Current restructuring liabilities	6,462	41,337
Other current liabilities	790	2,649	10,587
Total current liabilities of discontinued operations	7,791	45,313	15,381
Deferred tax liability	793	184	338
Long-term portion of vessel lease obligation		51,109
Total long-term liabilities of discontinued operations	793	51,293	338
Total liabilities of discontinued operations	8,584	96,606	15,719
Discontinued Operations [Member] | FSX Service [Member]
Major classes of Assets of discontinued operations and Liabilities of discontinued operations in the Consolidated Balance Sheets
Accounts receivable, net of allowance	407	4,414	18,014
Property and equipment, net	6,022	6,031	14,660
Deferred tax asset	1,239	620	226
Other assets	215	1,595	16,681
Total current assets of discontinued operations	7,883	12,660	49,581
Accounts payable	539	1,312	3,904
Current restructuring liabilities	6,462	41,337
Other current liabilities	790	2,649	7,778
Total current liabilities of discontinued operations	7,791	45,298	11,682
Deferred tax liability	793	184	338
Long-term portion of vessel lease obligation		51,109
Total long-term liabilities of discontinued operations	793	51,293	338
Total liabilities of discontinued operations	8,584	96,591	12,020
Discontinued Operations [Member] | Logistics [Member]
Major classes of Assets of discontinued operations and Liabilities of discontinued operations in the Consolidated Balance Sheets
Accounts receivable, net of allowance	232	924	10,628
Property and equipment, net			721
Deferred tax asset			648
Other assets		22	178
Total current assets of discontinued operations	232	315	12,175
Accounts payable		15	890
Other current liabilities			2,809
Total current liabilities of discontinued operations		15	3,699
Total liabilities of discontinued operations		$ 15	$ 3,699

Discontinued Operations (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011	Sep. 25, 2011	Jun. 26, 2011	Mar. 27, 2011	Dec. 26, 2010	Sep. 19, 2010	Jun. 20, 2010	Mar. 21, 2010	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Summary of financial information for the discontinued operations included in the Consolidated Statements of Operation
Restructuring charge	$ 14,100	$ 119,300										$ 119,300	$ 1,843	$ 747
Net (loss) income	(14,934)	(137,769)	(14,682)	(9,921)	(13,851)	(12,475)	(921)	(2,526)	(6,473)	(20,641)	(23,774)	(176,223)	(22,395)	(7,021)
Discontinued Operations [Member]
Summary of financial information for the discontinued operations included in the Consolidated Statements of Operation
Operating revenue	401			56,895						487	112,113	191,720	214,607	179,129
Restructuring charge												119,314
Operating (loss) income	(14,341)			(11,632)						(16,491)	(25,104)	(177,888)	(22,716)	(7,223)
Net (loss) income	14,934			(9,921)						(20,641)	(23,774)	(176,223)	(22,395)	(7,021)
Discontinued Operations [Member] | FSX Service [Member]
Summary of financial information for the discontinued operations included in the Consolidated Statements of Operation
Operating revenue	401			53,796						487	98,430	177,958	162,450	144,863
Restructuring charge												119,314
Operating (loss) income	(14,341)			(13,777)						(16,491)	(26,469)	(180,002)	(10,742)	(2,136)
Net (loss) income	(14,934)			(11,511)						(20,641)	(24,604)	(177,793)	(10,725)	(2,156)
Discontinued Operations [Member] | Logistics [Member]
Summary of financial information for the discontinued operations included in the Consolidated Statements of Operation
Operating revenue				3,099							13,683	13,762	52,157	34,266
Operating (loss) income				2,145							1,365	2,114	(11,974)	(5,087)
Net (loss) income				$ 1,590							$ 830	$ 1,570	$ (11,670)	$ (4,865)

Discontinued Operations (Details 3) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Summary of financial information for the discontinued operations included in the Consolidated Statements of Cash Flows
Net cash (used in) provided by operating activities	$ (19,891)	$ (20,975)	$ (50,588)	$ (17,008)	$ (5,493)
Net cash used in investing activities from discontinued operations		(390)	(705)	(545)	(3,278)
Net decrease in cash from discontinued operations	(19,891)	(21,365)	(51,293)	(17,553)	(8,771)
Discontinued Operations [Member]
Summary of financial information for the discontinued operations included in the Consolidated Statements of Cash Flows
Net cash (used in) provided by operating activities	(19,891)	(20,975)	(50,588)	(17,008)	(5,493)
Net cash used in investing activities from discontinued operations		(390)	(705)	(545)	(3,278)
Net decrease in cash from discontinued operations	(19,891)	(21,365)	(51,293)	(17,553)	(8,771)
Discontinued Operations [Member] | FSX Service [Member]
Summary of financial information for the discontinued operations included in the Consolidated Statements of Cash Flows
Net cash (used in) provided by operating activities	(20,046)	(26,073)	(54,527)	(8,599)	(1,910)
Net cash used in investing activities from discontinued operations		(333)	(647)	(307)	(3,159)
Net decrease in cash from discontinued operations	(20,046)	(26,406)	(55,174)	(8,906)	(5,069)
Discontinued Operations [Member] | Logistics [Member]
Summary of financial information for the discontinued operations included in the Consolidated Statements of Cash Flows
Net cash (used in) provided by operating activities	155	5,098	3,939	(8,409)	(3,583)
Net cash used in investing activities from discontinued operations		(57)	(58)	(238)	(119)
Net decrease in cash from discontinued operations	$ 155	$ 5,041	$ 3,881	$ (8,647)	$ (3,702)

Discontinued Operations (Details Textual) (USD $)	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 24, 2012	Mar. 24, 2012	Dec. 25, 2011	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Apr. 09, 2012	Apr. 05, 2012 Foriegn_Ship
Discontinued Operations (Additional Textual) [Abstract]
valuation allowance			$ 631,000		$ 631,000	$ 4,983,000
Discontinued Operations (Textual) [Abstract]
Number of foreign ship.									5
Warrants issued to SFL								9,250,000
Due date of Second Lien Senior Secured Notes				2016
Company recorded additional restructuring charge				14,100,000
Non-Cash accretion of the liability		4,200,000
Restructuring charge	14,100,000		119,300,000		119,300,000	1,843,000	747,000
Senior Debt Obligations [Member]
Discontinued Operations (Additional Textual) [Abstract]
Issuance to SFL in aggregate principal amount								40,000,000
Logistics [Member]
Discontinued Operations (Additional Textual) [Abstract]
valuation allowance						5,000,000
Reduction in valuation allowance related to assets of discontinued operation					$ 3,200,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Current:
Federal					$ 35	$ 35	$ 322
State/territory					(235)	95	195
Total current					(200)	130	517
Deferred:
Federal							10,359
State/territory					326	194	(303)
Total deferred			266	2,026	162	148	10,617
Income tax expense	$ 49	$ 681	$ 346	$ 196	$ 126	$ 324	$ 10,573

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Summary of difference between income tax expense (benefit) and amounts computed by applying statutory federal income tax rates to earnings before income taxes
Income tax benefit at statutory rates:	$ (18,574)	$ (11,554)	$ (4,787)
State/territory, net of (excluding valuation allowance)	716	(3)	186
Qualifying shipping income	4,615	(2,978)	658
Fines and penalties	(1,908)	11,168	42
Goodwill impairment	38,197
Cancellation of debt	5,553
Gain on change in value of debt conversion features	(14,413)
Valuation allowance	(16,007)	2,338	13,871
Other Items	1,947	1,353	603
Income tax expense	$ 126	$ 324	$ 10,573

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 24, 2012	Dec. 25, 2011	Dec. 26, 2010
Deferred tax assets:
Leases		$ 11,489	$ 8,407
Convertible note hedge			1,360
Allowance for doubtful accounts		1,321	1,329
Net operating losses, AMT carry forwards, and state credit carry forwards		32,735	35,735
Post-retirement benefits		9,231	1,639
Other		11,521	12,424
Valuation allowances		(8,392)	(16,919)
Total deferred tax assets	3,000	57,905	43,975
Deferred tax liabilities:
Depreciation		(24,784)	(17,294)
Capital Construction Fund		(7,334)	(14,791)
Intangibles		(9,575)	(11,556)
Debt Conversion Features		(13,816)
Other		(2,490)	(2,034)
Total deferred tax liabilities		(57,999)	(45,675)
Net deferred tax liability		$ (94)	$ (1,700)

Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Dec. 20, 2008
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning Balance	$ 13,596	$ 12,531		$ 8,989
Additions based on tax positions related to the current year	860	840	409
Additions for tax positions of prior years	924	225	5,793
Reductions for tax positions of prior years			(2,660)
Ending balance	$ 15,380	$ 13,596	$ 12,531	$ 8,989

Income Taxes (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Mar. 24, 2012
Income Taxes (Textual) [Abstract]
Alternative minimum tax credit carryforward with no expiration period amount		$ 1,400,000	$ 1,400,000
Unrecognized Tax Benefits increase decrease period		12 months
Accruals for the payment of interest and penalties		0
Income Taxes (Additional Textual) [Abstract]
Decrease in net deferred tax assets		57,905,000	43,975,000		3,000,000
Tonnage tax regime period	5 years
Decrease in current deferred tax asset	2,400,000
Decrease in noncurrent deferred tax liability	2,400,000
Company's effective tax rate		0.20%	(1.00%)	(77.30%)
Total net deferred tax assets related to discontinued operations, before taking into account valuation allowance		39,800,000	8,700,000
Net deferred tax assets		400,000	600,000
Domestic Tax Authority [Member]
Income Taxes (Textual) [Abstract]
Net operating loss carryforwards		117,400,000	134,500,000
State and Local Jurisdiction [Member]
Income Taxes (Textual) [Abstract]
Net operating loss carryforwards		$ 33,800,000	$ 20,500,000

Stock-Based Compensation (Details) (Selling, General and Administrative Expenses [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Compensation Cost Included in Selling General and Administration Expenses [Abstract]
Compensation Cost	$ 210	$ 82	$ 258	$ 364	$ 758	$ 2,122	$ 3,096
Stock Options [Member]
Compensation Cost Included in Selling General and Administration Expenses [Abstract]
Compensation Cost		8		60	60	429	1,223
Restricted stock / vested shares [Member]
Compensation Cost Included in Selling General and Administration Expenses [Abstract]
Compensation Cost	222	35	237	234	586	1,550	1,743
Restricted stock units [Member]
Compensation Cost Included in Selling General and Administration Expenses [Abstract]
Compensation Cost	(12)	39	21	39	81
ESPP [Member]
Compensation Cost Included in Selling General and Administration Expenses [Abstract]
Compensation Cost				$ 31	$ 31	$ 143	$ 130

Stock-Based Compensation (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010
Summary of stock option activity
Outstanding, vested and exercisable, Number of Options		57,509
Outstanding , Weighted Average Exercise Price		$ 394.5
Granted, Number of Options
Granted, Weighted Average Exercise Price
Exercised, Number of Options
Exercised, Weighted Average Exercise Price
Forfeited, Number of Options		400
Forfeited, Weighted Average Exercise Price		$ 450.68
Expired, Number of Options	(4,679)	(5,759)
Expired, Weighted Average Exercise Price	$ 354	$ 234.5
Outstanding, vested and exercisable, Number of Options	46,671	51,350	57,509
Outstanding, vested and exercisable, Weighted Average Exercise Price	$ 396.25	$ 389.58	$ 394.5
Outstanding, vested and exercisable, Weighted Average Remaining Contractual Terms (Years)	4 years 9 months 4 days	4 years 11 months 5 days	5 years 8 months 5 days
Outstanding, vested and exercisable, Aggregate Intrinsic Value

Stock-Based Compensation (Details 2) (USD $)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Summary of restricted stock awards
Nonvested, Number of Shares		25,268
Nonvested, Weighted Average Fair Value at Grant Date		$ 141
Granted, Number of Shares		3,343
Granted, Weighted Average Fair Value at Grant Date		$ 89.75
Vested, Number of Shares	(9,791)	(1,082)
Vested, Weighted Average Fair Value at Grant Date	$ 88	$ 323.28
Forfeited, Number of Shares	(3,542)	(3,810)
Forfeited, Weighted Average Fair Value at Grant Date	$ 138.5	$ 179.3
Nonvested, Number of Shares	10,386	23,719
Nonvested, Weighted Average Fair Value at Grant Date	$ 142	$ 119.24

Stock-Based Compensation (Details Textual) (USD $)	6 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended		6 Months Ended	12 Months Ended				12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011	Jun. 02, 2011	Dec. 26, 2010	Dec. 25, 2011 Stock Options [Member]	Dec. 25, 2011 2009 Plan [Member]	Jun. 02, 2009 2009 Plan [Member]	Dec. 25, 2011 Minimum [Member] Stock Options [Member]	Dec. 25, 2011 Maximum [Member] Stock Options [Member]	Jun. 24, 2012 Restricted stock / vested shares [Member]	Dec. 25, 2011 Restricted stock / vested shares [Member]	Jun. 09, 2010 Restricted stock / vested shares [Member]	Jun. 01, 2010 Restricted stock / vested shares [Member]	Mar. 15, 2010 Restricted stock / vested shares [Member]	Dec. 25, 2011 Restricted stock units [Member]	Jun. 24, 2012 Restricted stock units [Member]	Jun. 02, 2011 Restricted stock units [Member]	Jun. 24, 2012 ESPP [Member]	Dec. 25, 2011 ESPP [Member]	Apr. 19, 2006 ESPP [Member]
Stock-Based Compensation (Textual) [Abstract]
Weighted-average period										1 year	10 months 24 days				5 months
Unrecognized compensation expense										$ 200,000	$ 800,000				$ 26,000			$ 0
Restricted stock units																20,532
RSUs granted																600,000
Restricted stock units vesting date	Jun 2, 2012
Aggregate common stock issued	32,087,000	2,421,000		1,382,000		40,000	24,000												123,546	12,354
Number of shares for future issuance						31,696													11,185
Contractual terms under option granted					10 years
Period to exercise option								1 year	3 years
Option Unrecognized compensation costs					0
Restricted stock granted to certain employees			20,532									1,206	1,224	19,280
Grant date fair value of the restricted shares		$ 89.75
Grant date fair value												$ 99.5	$ 98	$ 123
Number of shares vest in full	9,791	1,082									8,400
Performance based restricted shares		10,880
Total Fair value of the RSUs granted																	$ 600,000

Net Loss per Common Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	Apr. 30, 2012	Jun. 24, 2012	Dec. 25, 2011	Sep. 25, 2011	Jun. 26, 2011	Mar. 27, 2011	Dec. 26, 2010	Sep. 19, 2010	Jun. 20, 2010	Mar. 21, 2010	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Numerator:
Net loss from continuing operations		$ (31,140)			$ 4,505						$ (57,939)	$ (15,713)	$ (53,194)	$ (35,574)	$ (24,251)
Net loss from discontinued operations		(14,934)	(137,769)	(14,682)	(9,921)	(13,851)	(12,475)	(921)	(2,526)	(6,473)	(20,641)	(23,774)	(176,223)	(22,395)	(7,021)
Net loss		$ (46,074)	$ (63,563)	$ (126,367)	$ (5,416)	$ (34,072)	$ (56,122)	$ 7,747	$ 3,650	$ (13,244)	$ (78,580)	$ (39,487)	$ (229,417)	$ (57,969)	$ (31,272)
Denominator for basic net (loss) income per common share:
Weighted average shares outstanding		20,068			1,241						11,595	1,239	1,464	1,226	1,209
Effect of dilutive securities:
Stock-based compensation
Warrants to purchase common stock
Denominator for diluted net (loss) income per common share		20,068			1,241						11,595	1,239	1,464	1,226	1,209
Basic and diluted net (loss) income per common share
From continuing operations		$ (1.55)			$ 3.63						$ (5)	$ (12.68)	$ (36.33)	$ (29.01)	$ (20.06)
From discontinued operations		$ (0.75)			$ (7.99)						$ (1.78)	$ (19.19)	$ (120.37)	$ (18.27)	$ (5.81)
Basic and diluted net loss per share		$ (2.3)			$ (4.36)						$ (6.78)	$ (31.87)	$ (156.7)	$ (47.28)	$ (25.87)
Basic net (loss) per common share from continuing operations		$ (1.55)	$ 34.43	$ (90.36)	$ 3.63	$ (16.43)	$ (35.49)	$ 7.02	$ 5.05	$ (5.57)	$ (5)	$ (12.68)	$ (36.33)	$ (29.01)	$ (20.06)
Basic net loss per common share from discontinued operations		$ (0.75)	$ (63.93)	$ (11.88)	$ (7.99)	$ (11.25)	$ (10.14)	$ (0.75)	$ (2.06)	$ (5.32)	$ (1.78)	$ (19.19)	$ (120.37)	$ (18.27)	$ (5.81)
Basic net loss per common share		$ (2.3)	$ (29.5)	$ (102.24)	$ (4.36)	$ (27.68)	$ (45.63)	$ 6.27	$ 2.99	$ (10.89)	$ (6.78)	$ (31.87)	$ (156.7)	$ (47.28)	$ (25.87)
Diluted net loss per common share from continuing operations		$ (1.55)	$ 24.14	$ (90.36)	$ 3.63	$ (16.43)	$ (35.6)	$ 6.95	$ 4.99	$ (5.57)	$ (5)	$ (12.68)	$ (36.33)	$ (29.01)	$ (20.06)
Diluted net loss per common share from discontinued operations		$ (0.75)	$ (44.82)	$ (11.88)	$ (7.99)	$ (11.25)	$ (10.18)	$ (0.74)	$ (2.04)	$ (5.32)	$ (1.78)	$ (19.19)	$ (120.37)	$ (18.27)	$ (5.81)
Diluted net loss per common share	$ 0.1	$ (2.3)	$ (20.68)	$ (102.24)	$ (4.36)	$ (27.68)	$ (45.78)	$ 6.21	$ 2.95	$ (10.89)	$ (6.78)	$ (31.87)	$ (156.7)	$ (47.28)	$ (25.87)

Net Loss per Common Share (Details textual) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Net Loss per Common Share (Textual) [Abstract]
Total denominator for basic net loss per share	2	3	6	949	13	14
Warrant [Member]
Net Loss per Common Share (Textual) [Abstract]
Warrant outstanding to purchase common shares	54,000	56,600		918
Unvested Stock Based Awards [Member]
Net Loss per Common Share (Textual) [Abstract]
Total denominator for basic net loss per share				5	6	9

Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010
Property and equipment
Historical Cost	$ 336,031	$ 334,141	$ 328,264
Net Book Value	160,082	167,145	179,997
Vessels and Vessel improvements [Member]
Property and equipment
Historical Cost	152,439	150,658	147,032
Net Book Value	64,295	67,379	74,057
Containers [Member]
Property and equipment
Historical Cost	37,362	37,831	37,212
Net Book Value	22,188	23,114	24,089
Chassis [Member]
Property and equipment
Historical Cost	12,556	12,713	12,449
Net Book Value	4,866	5,429	5,938
Cranes [Member]
Property and equipment
Historical Cost	27,722	27,641	26,744
Net Book Value	14,132	15,144	16,253
Machinery and Equipment [Member]
Property and equipment
Historical Cost	31,866	31,015	28,962
Net Book Value	10,993	11,661	11,206
Facilities and land improvements [Member]
Property and equipment
Historical Cost	28,030	27,257	26,355
Net Book Value	21,348	21,293	21,176
Software [Member]
Property and equipment
Historical Cost	25,175	25,169	23,837
Net Book Value	1,379	1,268	1,605
Construction in Progress [Member]
Property and equipment
Historical Cost	20,881	21,857	23,673
Net Book Value	$ 20,881	$ 21,857	$ 25,673

Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 25, 2011	Sep. 25, 2011	Dec. 26, 2010
Schedule of Intangible assets
Total intangibles with definite lives	$ 217,209	$ 220,680		$ 220,136
Accumulated amortization	(161,874)	(150,738)		(139,312)
Net intangibles with definite lives	55,335	69,942		80,824
Goodwill	198,793	198,793	196,643	314,149
Intangible assets, net	254,128	268,735		80,824
Customer contracts/relationships [Member]
Schedule of Intangible assets
Total intangibles with definite lives	141,430	141,430		141,430
Trademarks [Member]
Schedule of Intangible assets
Total intangibles with definite lives	63,800	63,800		63,800
Deferred financing costs [Member]
Schedule of Intangible assets
Total intangibles with definite lives	$ 11,979	$ 15,450		$ 14,906

Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2011
Estimated annual amortization expense
2012	$ 20,488
2013	15,058
2014	9,469
2015	7,245
2016	$ 6,850

Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 25, 2011	Dec. 25, 2011	Jun. 24, 2012	Dec. 26, 2010	Dec. 20, 2009
Goodwill balance and accumulated impairment charges
Goodwill	$ 196,643	$ 198,793	$ 198,793	$ 314,149
Goodwill impairment	(117,506)	2,150
Accumulated goodwill impairment charges		$ 135,878		$ 20,522	$ 17,603

Intangible Assets (Details Textual) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 25, 2011	Sep. 25, 2011	Jun. 24, 2012	Sep. 25, 2011	Dec. 25, 2011	Dec. 26, 2010
Intangible Assets (Textual) [Abstract]
Adjustment to decrease the estimated goodwill impairment charge				$ (117,506,000)	$ 2,150,000
Impairment charge for 2010	2,200,000	117,500,000			115,356,000	2,919,000
Discount rate to apply reporting unit					15.00%
Deferred Financing Cost			$ 3,900,000

Other Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010
Other accrued liability
Vessel operations	$ 10,694	$ 13,783	$ 17,987
Payroll and employee benefits	15,367	13,594	13,996
Marine operations	5,901	7,077	6,787
Terminal operations	8,188	9,297	11,219
Fuel	5,671	10,590	5,750
Interest	5,451	12,368	7,344
Legal settlements	10,180	8,066	12,767
Restructuring	24	233	1,853
Other liabilities	20,217	22,089	23,018
Total other accrued liabilities	$ 81,693	$ 97,097	$ 100,721

Other Accrued Liabilities (Details Textual) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 24, 2012
First Installment [Member]
Other Accrued Liabilities (Textual) [Abstract]
Paid for settlement of agreement	$ 3
Legal proceeding payment installment due date	Mar 24, 2014
Second Installment [Member]
Other Accrued Liabilities (Textual) [Abstract]
Paid for settlement of agreement	4
Legal proceeding payment installment due date	Mar 24, 2015
Third Installment [Member]
Other Accrued Liabilities (Textual) [Abstract]
Paid for settlement of agreement	$ 4
Legal proceeding payment installment due date	Mar 21, 2016

Fair Value Measurement (Details) (USD $)	Jun. 24, 2012	Dec. 25, 2011
Schedule of fair value, liabilities measured on recurring basis
Total liabilities	$ 1,101,000	$ 14,020
Conversion features within Series A Notes [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities	825,000	28,560
Conversion features within Series B Notes [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities	276,000	(14,540)
Fair Value, Measurements, Nonrecurring [Member]
Summary of assets measured at fair value on a non-recurring basis
Goodwill		198,793
Total Assets		198,793
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Conversion features within Series A Notes [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Conversion features within Series B Notes [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Summary of assets measured at fair value on a non-recurring basis
Goodwill
Total Assets
Significant Other Observable Inputs (Level 2) [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities
Significant Other Observable Inputs (Level 2) [Member] | Conversion features within Series A Notes [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities
Significant Other Observable Inputs (Level 2) [Member] | Conversion features within Series B Notes [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Summary of assets measured at fair value on a non-recurring basis
Goodwill
Total Assets
Significant Unobservable Inputs (Level 3) [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities	1,101,000	14,020
Significant Unobservable Inputs (Level 3) [Member] | Conversion features within Series A Notes [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities	825,000	28,560
Significant Unobservable Inputs (Level 3) [Member] | Conversion features within Series B Notes [Member]
Schedule of fair value, liabilities measured on recurring basis
Total liabilities	276,000	(14,540)
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Summary of assets measured at fair value on a non-recurring basis
Goodwill		198,793
Total Assets		$ 198,793

Pension and Post Retirement Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended				6 Months Ended		12 Months Ended
	Jun. 24, 2012 Employees	Jun. 26, 2011	Jun. 24, 2012 Employees	Dec. 31, 2005	Jun. 24, 2012 Defined benefit plan [Member]	Jun. 26, 2011 Defined benefit plan [Member]	Jun. 24, 2012 Defined benefit plan [Member]	Jun. 26, 2011 Defined benefit plan [Member]	Dec. 25, 2011 Defined benefit plan [Member]	Dec. 26, 2010 Defined benefit plan [Member]	Dec. 20, 2009 Defined benefit plan [Member]	Mar. 24, 2012 HSI [Member]	Jun. 26, 2011 HSI [Member]	Jun. 24, 2012 HSI [Member]	Jun. 26, 2011 HSI [Member]	Dec. 25, 2011 HSI [Member]	Dec. 26, 2010 HSI [Member]	Dec. 20, 2009 HSI [Member]	Dec. 31, 2005 HSI [Member] Employees	Jun. 24, 2012 Post-Retirement Benefits Plans [Member]	Jun. 26, 2011 Post-Retirement Benefits Plans [Member]	Dec. 25, 2011 Post-Retirement Benefits Plans [Member]	Dec. 26, 2010 Post-Retirement Benefits Plans [Member]	Dec. 20, 2009 Post-Retirement Benefits Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Recorded net periodic benefit costs	$ 100	$ 100			$ 200	$ 200	$ 400	$ 400	$ 860	$ 879	$ 800	$ 100	$ 100	$ 200	$ 200	$ 200	$ 200	$ 300		$ 200	$ 200	$ 700	$ 500	$ 800
HSI pension plan frozen for employees																			50
Pension and Post Retirement Benefit Plans (Textual) [Abstract]
Planned defined benefit plan for union employees	30		30
Eligible employees for defined benefit pension plan			142
Eligibility for defined benefit plan			1 year
Participant age for retirement plan			55 years
Participant age for retirement plan combination of age			75 years
Attained age for post-retirement medical, dental and life insurance benefits for employees				20 years

Commitments and Contingencies (Details) (USD $)	1 Months Ended					3 Months Ended			6 Months Ended		12 Months Ended									6 Months Ended			6 Months Ended			12 Months Ended	6 Months Ended
	Apr. 30, 2012	Mar. 31, 2012	Apr. 28, 2011	Apr. 30, 2011	Mar. 22, 2011	Jun. 24, 2012	Mar. 24, 2012	Dec. 25, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011 Agreement	Dec. 26, 2010	Dec. 20, 2009	Jan. 27, 2014	Jan. 27, 2013	Apr. 13, 2012	Apr. 05, 2012 Vessels	Jun. 24, 2012 First lien senior secured notes [Member]	Dec. 25, 2011 First lien senior secured notes [Member]	Jun. 24, 2012 Puerto Rico tradelane [Member] Lawsuit	Nov. 23, 2011 Puerto Rico tradelane [Member]	Jun. 11, 2009 Puerto Rico tradelane [Member]	Jun. 24, 2012 Alaska tradelane [Member] Lawsuit	Jun. 24, 2012 Ship Finance International Limited [Member]	Jun. 24, 2012 Ship Finance International Limited [Member] First lien senior secured notes [Member]	Dec. 25, 2011 Hawaii and Guam tradelanes [Member] Lawsuit	Jun. 24, 2012 Interest Rate Criteria One [Member] Maximum [Member]	Jun. 24, 2012 Interest Rate Criteria Two [Member] Maximum [Member]	Jun. 24, 2012 Interest Rate Criteria Three [Member] Maximum [Member]	Jun. 24, 2012 Criteria Four [Member]
Commitments and Contingencies (Textual) [Abstract]
Legal Proceedings amount payable in number of years									5 years		5 years
Legal Proceedings related charges			$ 15,000,000		$ 45,000,000							$ 30,000,000
Paid for settlement of agreement																						20,000,000
Legal Proceedings Amount reversed												19,200,000
Payment of first fine amount				1,000,000
Payment of second fine amount		1,000,000
Payment of fine amount on or before year one											2,000,000
Payment of fine amount on or before year two											3,000,000
Payment of fine amount on or before year Three											4,000,000
Payment of fine amount on or before year four											4,000,000
Class action lawsuit related to ocean shipping																				32			1			25
Pursuant to the settlement agreement amount paid																					5,800,000
Settlement agreement amount agreed to pay																					4,000,000
Recorded provisions relating to contingency								1,500,000			1,500,000
Amount of fine agreed to pay for guilty								1,000,000			1,000,000
Aggregate annual charter hire amount																	32,000,000
Additional amount donated to service programs																500,000
Fine amount to be paid on installment basis														500,000	500,000
Number of new vessels																	5
Global Termination Agreement date								Apr 5, 2012			Apr 5, 2012
Term of each of the bareboat charters																	12 years
Period of Renewal option exercisable																	3 years
Period of Elected not to purchase the new vessels																	12 years
Responsible for paying the amount of shortfall																	3,800,000
Recorded Residual guarantee at fair value amount								300,000			300,000
Letters of credit amount						18,900,000		19,600,000	18,900,000		19,600,000	11,300,000
Expired Collective bargaining agreements workforce											10.00%
Principal amount of Second Lien Senior Secured Notes due 2016 issued						430,977,000		515,848,000	430,977,000		515,848,000	516,323,000						226,767,000	228,228,000						40,000,000
Due date of Second Lien Senior Secured Notes									2016
Warrants issued for the purchase of common stock	9,250,000								9,250,000
Conversion price of warrant to common stock						$ 0.01			$ 0.01								$ 0.01
Reimbursement amount incurred																								600,000			600,000	100,000	100,000	100,000
Reimburse amount paid to SFL							800,000		700,000
Record date for vessel lease related to restructuring charges									4th quarter of 2011
Work force covered by collective bargaining agreements											70.00%
Number of collective bargaining agreement expired in fiscal year											5
Number of collective bargaining agreement expired in next year											1
Number of collective bargaining agreement expired in year two											1
Number of collective bargaining agreement expired in year ten											1
Percentage of union workforce											30.00%
Additional restructuring charges						14,100,000		119,300,000			119,300,000	1,843,000	747,000
Payments for Legal Settlements actual amount Paid									$ 1,500,000	$ 1,884,000	$ 8,518,000	$ 5,000,000	$ 5,000,000

Subsequent Events (Details) (USD $)	1 Months Ended		3 Months Ended										6 Months Ended		12 Months Ended						6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended		1 Months Ended
	Apr. 30, 2012	Mar. 31, 2012	Jun. 24, 2012	Mar. 25, 2012	Dec. 25, 2011	Sep. 25, 2011	Jun. 26, 2011	Mar. 27, 2011	Dec. 26, 2010	Sep. 19, 2010	Jun. 20, 2010	Mar. 21, 2010	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Apr. 09, 2012	Apr. 05, 2012	Mar. 29, 2012	Jun. 24, 2012 Chief Executive Officer [Member]	Jun. 24, 2012 Chief Executive Officer [Member] Performance Shares [Member]	Jun. 24, 2012 Chief Executive Officer [Member] Restricted stock units [Member]	Jun. 24, 2012 Senior Management Employees [Member]	Jun. 24, 2012 Senior Management Employees [Member] Performance Shares [Member]	Jun. 24, 2012 Senior Management Employees [Member] Service Based Restricted Stock Unit [Member]	Jun. 24, 2012 Non Employee [Member]	Jun. 24, 2012 Non Employee [Member] Restricted stock units [Member]	Apr. 09, 2012 Senior Secured Notes Due Two Thousand Sixteen [Member]	Apr. 30, 2012 Convertible Series A [Member]	Apr. 30, 2012 Convertible Series B [Member]	Jan. 31, 2012 Convertible Series B [Member]	Jan. 11, 2012 Convertible Series B [Member]
Subsequent Events (Textual) [Abstract]
RSUs granted																					3,000,000			2,800,000			150,000
RSUs compensation expense															$ 500,000							$ 200,000	$ 1,000,000		$ 200,000	$ 700,000		$ 500,000
Number of shares vest in full													9,791		1,082						1,500,000
Debt-to-equity conversion																																49,700,000
Series B Notes at a conversion rate																																54.7196
Series B Notes converted to Common Stock													282,278,000																			18,500,000
Convertible rate of common stock per Principal amount of Series B Notes																																1,000
Common stock available for the purchase of Series B note holders																																1,000,000
common stock and warrants issued for the purchase of common stock for Series B Note holders																		9,250,000															1,700,000
Percentage of stock held by convertible note																														81.00%	3.00%
Principal amount of Second Lien Senior Secured Notes due 2016 issued																													40,000,000
Fully diluted shares of such common stock	$ 0.1		$ (2.3)		$ (20.68)	$ (102.24)	$ (4.36)	$ (27.68)	$ (45.78)	$ 6.21	$ 2.95	$ (10.89)	$ (6.78)	$ (31.87)	$ (156.7)	$ (47.28)	$ (25.87)
Subsequent Events (Additional Textual) [Abstract]
RSUs vested, twelve months													1,500,000
RSUs vested, one year													1,500,000
RSUs vested, two years													1,500,000
RSUs vested, three years													1,500,000
Percentage of note holders in agreement restructuring support		96.00%
Series A and Series B Notes available for conversion under restructuring support agreement		228,400,000
Series A and Series B Notes conversion		90.00%
Percentage of stock not for conversion of notes		10.00%
Percentage of stock held by SFL	10.00%
Percentage of stock held by existing share and warrants holders	6.00%
Percentage reserved for management incentive plans	8.00%
Issuance to SFL in aggregate principal amount																				40,000,000
Warrants issued for the purchase of common stock	9,250,000												9,250,000
Conversion price of warrant to common stock			$ 0.01										$ 0.01						$ 0.01
Contractual obligation reimbursement related to return vessels													600,000
Contractual obligation reimbursement related to reposition vessels													100,000
Contractual obligation reimbursement related to remove company stack													100,000
Contractual obligation reimbursement related to reflagging vessels													100,000
Maximum contractual obligation reimbursement													600,000
Decrease in current deferred tax asset				$ 3,100,000

Significant Accounting Policies (Details)	12 Months Ended
Dec. 25, 2011
Buildings, chassis and cranes [Member]
The estimated useful lives of the Company's assets
Property, Plant and Equipment, Useful Life	25 years
Containers [Member]
The estimated useful lives of the Company's assets
Property, Plant and Equipment, Useful Life	15 years
Vessels [Member] | Maximum [Member]
The estimated useful lives of the Company's assets
Property, Plant and Equipment, Useful Life	40 years
Vessels [Member] | Minimum [Member]
The estimated useful lives of the Company's assets
Property, Plant and Equipment, Useful Life	20 years
Software [Member]
The estimated useful lives of the Company's assets
Property, Plant and Equipment, Useful Life	3 years
Other [Member] | Maximum [Member]
The estimated useful lives of the Company's assets
Property, Plant and Equipment, Useful Life	10 years
Other [Member] | Minimum [Member]
The estimated useful lives of the Company's assets
Property, Plant and Equipment, Useful Life	3 years

Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Cash payments (refunds) for interest and income taxes
Interest	$ 34,609	$ 26,199	$ 24,479
Income taxes	$ (102)	$ (14)	$ (678)

Significant Accounting Policies (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Jun. 24, 2012	Dec. 26, 2010
Significant Accounting Policies (Additional Textual) [Abstract]
Maturity period cash held in banks and temporary investment	3 months
Allowance on accounts receivable	$ 6,416	$ 5,116	$ 6,760
Maximum [Member]
Significant Accounting Policies (Textual) [Abstract]
Number of days for creating allowances	65
Minimum [Member]
Significant Accounting Policies (Textual) [Abstract]
Number of days for creating allowances	55
Trademarks [Member]
Significant Accounting Policies (Textual) [Abstract]
Finite-Lived Intangible Asset, Useful Life	15 years
Customer Contracts or Relationships [Member] | Maximum [Member]
Significant Accounting Policies (Textual) [Abstract]
Finite-Lived Intangible Asset, Useful Life	10 years
Customer Contracts or Relationships [Member] | Minimum [Member]
Significant Accounting Policies (Textual) [Abstract]
Finite-Lived Intangible Asset, Useful Life	4 years

Impairment Charges (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Dec. 26, 2010	Sep. 19, 2010	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Components of the impairment charges
Impairment charge	$ 257	$ 2,818	$ 800	$ 1,800	$ 257	$ 2,818	$ 2,997	$ 2,655	$ 1,867
Equipment [Member]
Components of the impairment charges
Impairment charge							2,997	2,655
Vessels [Member]
Components of the impairment charges
Impairment charge									$ 1,867

Impairment Charges (Details Textual) (USD $)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Dec. 26, 2010	Sep. 19, 2010	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011 Vessels	Dec. 26, 2010	Dec. 20, 2009
Impairment Charges (Textual) [Abstract]
Impairment charge	$ 257,000	$ 2,818,000	$ 800,000	$ 1,800,000	$ 257,000	$ 2,818,000	$ 2,997,000	$ 2,655,000	$ 1,867,000
Number of vessels tested for potential impairment							2
Alaska Trade [Member]
Impairment Charges (Textual) [Abstract]
Number of Vessels							1
U.S East Coast [Member]
Impairment Charges (Textual) [Abstract]
Number of Vessels							1
U.S. West Coast [Member]
Impairment Charges (Textual) [Abstract]
Number of Vessels							1
Cranes [Member]
Impairment Charges (Textual) [Abstract]
Impairment charge to write down carrying value							2,800,000
Fair Value of assets less costs to sell							15,400,000
Equipment [Member]
Impairment Charges (Textual) [Abstract]
Impairment charge							2,997,000	2,655,000
Vessels [Member]
Impairment Charges (Textual) [Abstract]
Impairment charge									1,867,000
Spare Vessels [Member]
Impairment Charges (Textual) [Abstract]
Impairment charge							$ 1,900,000
Number of Vessels							5

Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2011
Summary of future minimum lease obligations
2012, Non- Cancelable Operating Lease	$ 121,036
2013, Non- Cancelable Operating Lease	116,571
2014, Non- Cancelable Operating Lease	100,339
2015, Non- Cancelable Operating Lease	80,184
2016, Non- Cancelable Operating Lease	45,622
Thereafter, Non- Cancelable Operating Lease	95,073
Total future minimum lease obligation, Non- Cancelable Operating Lease	558,825
2012, Capital lease	2,331
2013, Capital lease	1,526
2014, Capital lease	1,526
2015, Capital lease	1,526
2016, Capital lease	1,526
Thereafter, Capital lease	1,400
Total future minimum lease obligation, Capital lease	9,835
Less: amounts representing interest	2,305
Present value of future minimum lease obligation	7,530
Current portion of capital lease obligation	1,646
Long-term portion of capital lease obligation	$ 5,884

Leases (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Leases (Textual) [Abstract]
Rent expense under operating lease agreements	$ 110.6	$ 107.3	$ 104.2

Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010
Defined benefit plan [Member]
Change in Benefit Obligation
Beginning obligations	$ (11,914)	$ (10,771)
Service cost	(415)	(396)
Interest cost	(712)	(675)
Amendments
Actuarial gain (loss)	449	(464)
Benefits paid	408	392
Ending obligations	(12,184)	(11,914)
Change in Plans' Assets
Beginning fair value	8,128	7,064
Actual return on plans' assets	(79)	786
Employer contributions	917	670
Benefits paid	(408)	(392)
Ending fair value	8,558	8,128
Funded status at end of year	(3,626)	(3,786)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Change in Benefit Obligation
Beginning obligations	(10,788)	(8,925)
Service cost	(383)	(312)
Interest cost	(643)	(557)
Amendments
Actuarial gain (loss)	1,521	(1,223)
Benefits paid	216	229
Ending obligations	(10,077)	(10,788)
Change in Plans' Assets
Benefits paid	(216)	(229)
Funded status at end of year	$ (10,077)	$ (10,788)

Employee Benefit Plans (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Net Periodic Benefit Cost
Net periodic benefit cost	$ 100	$ 100
Defined benefit plan [Member]
Net Periodic Benefit Cost
Service cost					415	396
Interest cost					712	675
Expected return on plan assets					(624)	(526)
Amortization of prior service cost					255	255
Amortization of transition obligation					102	102
Amortization of (gain) loss						(23)
Net periodic benefit cost	200	200	400	400	860	879	800
Other Postretirement Benefit Plans, Defined Benefit [Member]
Net Periodic Benefit Cost
Service cost					383	312
Interest cost					643	557
Amortization of prior service cost					103	103
Amortization of (gain) loss					(28)	(26)
Net periodic benefit cost					$ 1,101	$ 947

Employee Benefit Plans (Details 2)	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010
Defined benefit plan [Member]
Rate Assumptions
Weighted-average discount rate used in determining net periodic cost	6.10%	6.40%
Weighted-average expected long-term rate of return on plan assets in determination of net periodic costs	7.50%	7.50%
Weighted-average rate of compensation increase(1)	0.00%	0.00%
Weighted-average discount rate used in determination of projected benefit obligation	5.30%	6.10%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Rate Assumptions
Weighted-average discount rate used in determining net periodic cost	6.10%	6.40%
Weighted-average expected long-term rate of return on plan assets in determination of net periodic costs	0.00%	0.00%
Weighted-average rate of compensation increase(1)	0.00%	0.00%
Weighted-average discount rate used in determination of projected benefit obligation	5.30%	6.10%
Assumed health care cost trend:
Initial trend	9.00%	9.00%
Ultimate trend rate	5.00%	5.00%

Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2011
Defined benefit plan [Member]
Benefit payments reflecting expected future service
2012	$ 482
2013	523
2014	554
2015	585
2016	602
2017-2021	3,790
Total	6,536
Other Postretirement Benefit Plans, Defined Benefit [Member]
Benefit payments reflecting expected future service
2012	329
2013	362
2014	354
2015	364
2016	380
2017-2021	2,228
Total	$ 4,017

Employee Benefit Plans (Details 4)	Dec. 25, 2011	Dec. 26, 2010
Company's pension plans' investment policy and weighted average asset allocations
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Cash and Cash Equivalents [Member]
Company's pension plans' investment policy and weighted average asset allocations
Defined Benefit Plan, Actual Plan Asset Allocations	4.00%	2.00%
Equity Securities [Member]
Company's pension plans' investment policy and weighted average asset allocations
Defined Benefit Plan, Actual Plan Asset Allocations	62.00%	58.00%
Debt Securities [Member]
Company's pension plans' investment policy and weighted average asset allocations
Defined Benefit Plan, Actual Plan Asset Allocations	34.00%	40.00%

Employee Benefit Plans (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Pension Fund [Member]
Multi-employer health and benefit plans
Multi-employer Contributions	$ 19,143	$ 18,625	$ 16,304
Pension Fund [Member] | ILA - PRSSA Welfare Fund [Member]
Multi-employer health and benefit plans
EIN	51-0151862 - 001
5% contributor	Yes
Multi-employer Contributions	2,391	2,015	1,724
Pension Protection Act Zone Status	Green	Green
FIP RP status pending implemented	No
Contributor	Yes
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Sep 30, 2012
Pension Fund [Member] | MEBA Pension Trust [Member]
Multi-employer health and benefit plans
EIN	51-6029896 - 001
5% contributor	No
Multi-employer Contributions
Pension Protection Act Zone Status	Green	Green
FIP RP status pending implemented	No
Contributor	No
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun 15, 2022
Pension Fund [Member] | Masters Mates and Pilots Pension Plan [Member]
Multi-employer health and benefit plans
EIN	13-6372630 - 001
5% contributor	Yes
Multi-employer Contributions	4,457	5,023	4,710
Pension Protection Act Zone Status	Green	Red
FIP RP status pending implemented	No
Contributor	Yes
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun 15, 2017
Pension Fund [Member] | Local One Hundred Fifty Three Pension Fund [Member]
Multi-employer health and benefit plans
EIN	13-2864289 - 001
5% contributor	Yes
Multi-employer Contributions	330	341	301
Pension Protection Act Zone Status	Red	Orange
FIP RP status pending implemented	Implemented
Contributor	Yes
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Nov 9, 2012
Pension Fund [Member] | Alaska Teamster Employer Pension Plan [Member]
Multi-employer health and benefit plans
EIN	92-6003463 - 024
5% contributor	Yes
Multi-employer Contributions	3,210	2,529	2,449
Pension Protection Act Zone Status	Red	Red
FIP RP status pending implemented	Implemented
Contributor	Yes
Surcharge Imposed	Yes
Expiration Date of Collective Bargaining Agreement	Jun 30, 2011
Pension Fund [Member] | All Alaska Longshore Pension Plan [Member]
Multi-employer health and benefit plans
EIN	91-6085352 - 001
5% contributor	Yes
Multi-employer Contributions	846	693	598
Pension Protection Act Zone Status	Green	Green
FIP RP status pending implemented	No
Contributor	Yes
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun 30, 2012
Pension Fund [Member] | Seafarers Pension Fund One [Member]
Multi-employer health and benefit plans
EIN	13-6100329 - 001
5% contributor	Yes
Multi-employer Contributions
Pension Protection Act Zone Status	Green	Green
FIP RP status pending implemented	No
Contributor	Yes
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun 30, 2012
Pension Fund [Member] | Western Conference of Teamsters Pension Plan [Member]
Multi-employer health and benefit plans
EIN	91-6145047 -001
5% contributor	No
Multi-employer Contributions	4,717	4,514	3,463
Pension Protection Act Zone Status	Green	Green
FIP RP status pending implemented	No
Contributor	No
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Mar 31, 2013
Pension Fund [Member] | Western Conference of Teamsters Supplemental Benefit Trust [Member]
Multi-employer health and benefit plans
EIN	95-3746907 -001
5% contributor	Yes
Multi-employer Contributions	203	200	207
Pension Protection Act Zone Status	Green	Green
FIP RP status pending implemented	No
Contributor	Yes
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Mar 31, 2013
Pension Fund [Member] | Western States Office and Professional Employees Pension Fund [Member]
Multi-employer health and benefit plans
EIN	94-6076144 -001
5% contributor	No
Multi-employer Contributions	81	82	77
Pension Protection Act Zone Status	Red	Red
FIP RP status pending implemented	Implemented
Contributor	No
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Nov 9, 2012
Pension Fund [Member] | Hawaii Stevedoring Multiemployer Pension Plan [Member]
Multi-employer health and benefit plans
EIN	99-0314293 -001
5% contributor	Yes
Multi-employer Contributions	2,631	2,940	2,523
Pension Protection Act Zone Status	Yellow	Yellow
FIP RP status pending implemented	Implemented
Contributor	Yes
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun 30, 2014
Pension Fund [Member] | Hawaii Terminals Multiemployer Pension Plan [Member]
Multi-employer health and benefit plans
EIN	20-0389370 -001
5% contributor	No
Multi-employer Contributions	277	288	252
Pension Protection Act Zone Status	Yellow	Yellow
FIP RP status pending implemented	Implemented
Contributor	No
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun 30, 2014
Health and Benefits Fund [Member]
Multi-employer health and benefit plans
Multi-employer Contributions	26,389	26,492	27,712
Health and Benefits Fund [Member] | ILA - PRSSA Welfare Fund [Member]
Multi-employer health and benefit plans
EIN	66-0214500 -501
5% contributor	Yes
Multi-employer Contributions	3,159	3,571	3,359
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Sep 30, 2012
Health and Benefits Fund [Member] | MEBA Medical and Benefits Plan [Member]
Multi-employer health and benefit plans
EIN	13-5590515 - 501
5% contributor	Yes
Multi-employer Contributions	2,876	2,981	3,837
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun 15, 2022
Health and Benefits Fund [Member] | Mm and P Health and Benefit Plan [Member]
Multi-employer health and benefit plans
EIN	13-6696938 - 501
5% contributor	Yes
Multi-employer Contributions	2,780	2,753	3,356
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun 15, 2017
Health and Benefits Fund [Member] | Alaska Teamster Employer Welfare Trust [Member]
Multi-employer health and benefit plans
EIN	91-6034674 - 501
5% contributor	Yes
Multi-employer Contributions	3,064	2,605	2,453
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun 30, 2011
Health and Benefits Fund [Member] | All Alaska Longshore Health and Welfare Trust Fund [Member]
Multi-employer health and benefit plans
EIN	91-6070467 - 501
5% contributor	Yes
Multi-employer Contributions	2,112	1,752	1,510
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun 30, 2012
Health and Benefits Fund [Member] | Seafarers Health and Benefits Plan One [Member]
Multi-employer health and benefit plans
EIN	13-5557534 - 501
5% contributor	Yes
Multi-employer Contributions	6,263	6,254	7,176
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun 30, 2012
Health and Benefits Fund [Member] | Western Teamsters Welfare Trust [Member]
Multi-employer health and benefit plans
EIN	91-6033601 - 501
5% contributor	No
Multi-employer Contributions	2,731	2,996	2,865
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Mar 31, 2013
Health and Benefits Fund [Member] | Stevedore Industry Committee Welfare Benefit Plan [Member]
Multi-employer health and benefit plans
EIN	99-0313967 - 501
5% contributor	Yes
Multi-employer Contributions	3,265	3,448	3,044
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Jun 30, 2014
Health and Benefits Fund [Member] | Office and Professional Employees Welfare Fund [Member]
Multi-employer health and benefit plans
EIN	23-7120690 - 501
5% contributor	No
Multi-employer Contributions	$ 139	$ 132	$ 112
Surcharge Imposed	No
Expiration Date of Collective Bargaining Agreement	Nov 9, 2012

Employee Benefit Plans (Details Textual) (USD $)	3 Months Ended			12 Months Ended			24 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended					12 Months Ended					6 Months Ended	12 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Dec. 20, 2009	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Dec. 25, 2011	Dec. 25, 2011 Equity Securities [Member]	Dec. 25, 2011 Debt Securities [Member]	Jun. 24, 2012 Defined benefit plan [Member]	Jun. 26, 2011 Defined benefit plan [Member]	Jun. 24, 2012 Defined benefit plan [Member]	Jun. 26, 2011 Defined benefit plan [Member]	Dec. 25, 2011 Defined benefit plan [Member] Employees	Dec. 26, 2010 Defined benefit plan [Member]	Dec. 20, 2009 Defined benefit plan [Member]	Jun. 24, 2012 Post-Retirement Benefits Plans [Member]	Jun. 26, 2011 Post-Retirement Benefits Plans [Member]	Dec. 25, 2011 Post-Retirement Benefits Plans [Member]	Dec. 26, 2010 Post-Retirement Benefits Plans [Member]	Dec. 20, 2009 Post-Retirement Benefits Plans [Member]	Mar. 24, 2012 Pension Plan Defined Benefit HSI [Member]	Jun. 26, 2011 Pension Plan Defined Benefit HSI [Member]	Jun. 24, 2012 Pension Plan Defined Benefit HSI [Member]	Jun. 26, 2011 Pension Plan Defined Benefit HSI [Member]	Dec. 25, 2011 Pension Plan Defined Benefit HSI [Member]	Dec. 26, 2010 Pension Plan Defined Benefit HSI [Member]	Dec. 20, 2009 Pension Plan Defined Benefit HSI [Member]	Dec. 31, 2005 Pension Plan Defined Benefit HSI [Member] Employees	Dec. 25, 2010 Pension Plan Defined Benefit HSI [Member]	Dec. 25, 2011 Post Retirement Benefit Plans HSI [Member]	Dec. 26, 2010 Post Retirement Benefit Plans HSI [Member]	Dec. 20, 2009 Post Retirement Benefit Plans HSI [Member]	Dec. 31, 2005 Post Retirement Benefit Plans HSI [Member]	Dec. 25, 2011 Restricted stock units [Member]	Jun. 24, 2012 Restricted stock / vested shares [Member]	Dec. 25, 2011 Restricted stock / vested shares [Member]	Jun. 09, 2010 Restricted stock / vested shares [Member]	Jun. 01, 2010 Restricted stock / vested shares [Member]	Mar. 15, 2010 Restricted stock / vested shares [Member]	Dec. 25, 2011 Health and Benefits Fund [Member]	Dec. 26, 2010 Health and Benefits Fund [Member]
Employee Benefit Plans (Additional Textual) [Abstract]
Historical employer contribution percentage							100.00%
Historical percentage of employee contribution for 100% matching contribution by employer							6.00%
Employer contribution percentage			50.00%
Percentage of Employee contribution for 100% matching contribution by employer			6.00%
Plan administered by company				Company also administers a 401(k) plan for certain union employees with no Company match
Number of union employees sponsors benefit plan														30															50
Recorded net periodic benefit costs	$ 100,000	$ 100,000								$ 200,000	$ 200,000	$ 400,000	$ 400,000	$ 860,000	$ 879,000	$ 800,000	$ 200,000	$ 200,000	$ 700,000	$ 500,000	$ 800,000	$ 100,000	$ 100,000	$ 200,000	$ 200,000	$ 200,000	$ 200,000	$ 300,000			$ 400,000	$ 400,000	$ 400,000
Underfunded pension plan														900,000	1,300,000				5,200,000	5,100,000						2,800,000				2,500,000											4,900,000	5,700,000
Minimum age of employee on the date of retirement																			55 years												55 years
Total year of Service and Age of Employee on the date of Retirement																			75 years															75 years
Minimum year of service to be eligible for post-retirement medical, dental and life insurance																																		20 years
Target investment								65.00%	35.00%
Grant date fair value																																						$ 99.5	$ 98	$ 123
Unrecognized compensation expense																																			26,000	200,000	800,000
Weighted-average period of unrecognized compensation expense																																			5 months	1 year	10 months 24 days
Employee Benefit Plans (Textual) [Abstract]
Total Employee contributions cost				1,000,000	1,100,000	2,100,000
Percentage Increase in Assumed Health Care Cost Trend				1.00%
Service and interest cost increase				200,000
Effect of one percentage point decrease on accumulated postretirement benefit obligation				1,700,000
Percentage decrease in the assumed health care cost trend				1.00%
Service and interest cost decrease				200,000
Decrease in benefit obligation				1,300,000
Expected Company contributions, related to the pension plan				$ 800,000			$ 800,000

Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	Apr. 30, 2012	Jun. 24, 2012	Dec. 25, 2011	Sep. 25, 2011	Jun. 26, 2011	Mar. 27, 2011	Dec. 26, 2010	Sep. 19, 2010	Jun. 20, 2010	Mar. 21, 2010	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Quarterly Financial Data
Operating revenue		$ 270,939	$ 264,084	$ 267,629	$ 253,731	$ 240,720	$ 256,131	$ 257,162	$ 250,607	$ 236,155	$ 534,294	$ 494,451	$ 1,026,164	$ 1,000,055	$ 979,352
Operating (loss) income(1)(2)		1,007	(6,927)	(99,669)	18,993	(9,356)	(32,995)	18,748	16,249	2,892	(5,054)	8,761	(97,856)	4,894	24,426
(Loss) income from continuing operations			74,206	(111,685)	4,506	(20,221)	(43,647)	8,668	6,176	(6,771)
Net loss from discontinued operations		(14,934)	(137,769)	(14,682)	(9,921)	(13,851)	(12,475)	(921)	(2,526)	(6,473)	(20,641)	(23,774)	(176,223)	(22,395)	(7,021)
Net loss		$ (46,074)	$ (63,563)	$ (126,367)	$ (5,416)	$ (34,072)	$ (56,122)	$ 7,747	$ 3,650	$ (13,244)	$ (78,580)	$ (39,487)	$ (229,417)	$ (57,969)	$ (31,272)
Basic net (loss) per common share from continuing operations		$ (1.55)	$ 34.43	$ (90.36)	$ 3.63	$ (16.43)	$ (35.49)	$ 7.02	$ 5.05	$ (5.57)	$ (5)	$ (12.68)	$ (36.33)	$ (29.01)	$ (20.06)
Basic net loss per common share from discontinued operations		$ (0.75)	$ (63.93)	$ (11.88)	$ (7.99)	$ (11.25)	$ (10.14)	$ (0.75)	$ (2.06)	$ (5.32)	$ (1.78)	$ (19.19)	$ (120.37)	$ (18.27)	$ (5.81)
Basic net loss per common share		$ (2.3)	$ (29.5)	$ (102.24)	$ (4.36)	$ (27.68)	$ (45.63)	$ 6.27	$ 2.99	$ (10.89)	$ (6.78)	$ (31.87)	$ (156.7)	$ (47.28)	$ (25.87)
Diluted net loss per common share from continuing operations		$ (1.55)	$ 24.14	$ (90.36)	$ 3.63	$ (16.43)	$ (35.6)	$ 6.95	$ 4.99	$ (5.57)	$ (5)	$ (12.68)	$ (36.33)	$ (29.01)	$ (20.06)
Diluted net loss per common share from discontinued operations		$ (0.75)	$ (44.82)	$ (11.88)	$ (7.99)	$ (11.25)	$ (10.18)	$ (0.74)	$ (2.04)	$ (5.32)	$ (1.78)	$ (19.19)	$ (120.37)	$ (18.27)	$ (5.81)
Diluted net loss per common share	$ 0.1	$ (2.3)	$ (20.68)	$ (102.24)	$ (4.36)	$ (27.68)	$ (45.78)	$ 6.21	$ 2.95	$ (10.89)	$ (6.78)	$ (31.87)	$ (156.7)	$ (47.28)	$ (25.87)

Quarterly Financial Data (Unaudited) (Details Textual) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011	Sep. 25, 2011	Jun. 26, 2011	Mar. 27, 2011	Dec. 26, 2010	Sep. 19, 2010	Jun. 20, 2010	Mar. 21, 2010	Jun. 24, 2012	Jun. 26, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009
Quarterly Financial Data (Unaudited) (Textual) [Abstract]
Legal and Professional Fees Related to DOJ investigation and the antitrust related litigation		$ 700,000	$ 700,000	$ 900,000	$ 2,200,000	$ 1,700,000	$ 1,500,000	$ 1,000,000	$ 1,000,000
Impairment charge	257,000			2,818,000		800,000	1,800,000			257,000	2,818,000	2,997,000	2,655,000	1,867,000
Impairment charge for 2010		2,200,000	117,500,000									115,356,000	2,919,000
Settlement charge for the settlement with the DOJ				19,200,000									30,000,000
Settlement charges related to the settlement with all of the remaining significant shippers		12,700,000
Company's restructuring plan													1,800,000
Settlement charge for the settlement of indirect purchaser lawsuit													1,800,000
Restructuring charge	$ 14,100,000	$ 119,300,000										$ 119,300,000	$ 1,843,000	$ 747,000

Valuation and Qualifying Accounts (USD $)	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Dec. 20, 2009	Dec. 21, 2008
Valuation and Qualifying Accounts Disclosure [Line Items]
Charged to Cost and Expenses	$ 2,613,000	$ 1,478,000	$ 1,845,000
Deductions	(7,204,000)	(4,388,000)	(7,965,000)
Charged to other accounts	4,247,000	3,078,000	5,259,000
Ending Balance	6,416,000	6,760,000	6,592,000	7,453,000
Valuation and Qualifying Accounts (Textual) [Abstract]
Stock-based compensation	500,000
Other comprehensive income (loss)	1,300,000	200,000	2,000,000
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Charged to Cost and Expenses	2,613,000	1,478,000	1,845,000
Deductions	(2,975,000)	(1,185,000)	(2,662,000)
Charged to other accounts
Ending Balance	5,766,000	6,128,000	5,835,000	6,652,000
Allowance for Revenue Adjustments [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Deductions	(4,229,000)	(3,203,000)	(5,303,000)
Charged to other accounts	4,247,000	3,078,000	5,259,000
Ending Balance	650,000	632,000	757,000	801,000
Business Restructuring Reserves [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Charged to Cost and Expenses		2,057,000	1,001,000
Deductions	(1,809,000)	(165,000)	(3,563,000)
Charged to other accounts			(485,000)
Ending Balance	233,000	2,042,000	150,000	3,197,000
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Charged to Cost and Expenses	(7,207,000)	7,671,000	9,727,000
Deductions
Charged to other accounts	(1,320,000)	274,000	(2,015,000)
Ending Balance	$ 8,392,000	$ 16,919,000	$ 8,974,000	$ 1,262,000